January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.84%, 07/15/37(a)(b)	USD	250	$ 251,380
610 Funding CLO Ltd., Series 2016-2RA, Class A1R3, (3-mo. CME Term SOFR + 1.35%), 5.64%, 01/20/34(a)(b)		1,000	1,001,332
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1 mo. Term SOFR + 0.80%), 5.12%, 08/25/35(a)		201	161,215
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(b)		310	314,148
Affirm Asset Securitization Trust(b)
Series 2022-Z1, Class A, 4.55%, 06/15/27		137	136,646
Series 2023-B, Class B, 7.44%, 09/15/28		230	233,101
Series 2023-B, Class D, 8.78%, 09/15/28		1,000	1,020,271
Series 2023-X1, Class C, 8.25%, 11/15/28		235	237,509
Series 2023-X1, Class D, 9.55%, 11/15/28		300	304,749
Series 2024-A, Class 1B, 5.93%, 02/15/29		250	252,019
Series 2024-A, Class A, 5.61%, 02/15/29		100	100,743
Series 2024-A, Class B, 5.93%, 02/15/29		510	514,119
Series 2024-B, Class C, 5.06%, 09/15/29		1,250	1,243,457
Series 2024-X1, Class D, 7.29%, 05/15/29		100	101,373
Series 2024-X2, Class C, 5.62%, 12/17/29		700	701,618
Series 2024-X2, Class D, 6.08%, 12/17/29		525	522,842
AGL CLO Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.67%, 07/21/37(a)(b)		250	251,471
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.75%, 07/20/37(a)(b)		250	251,583
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(b)		109	105,901
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/37(b)		150	149,035
Anchorage Capital CLO Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.39%, 04/22/34(a)(b)		250	252,234
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class D, (3-mo. CME Term SOFR + 4.68%), 8.98%, 10/15/36(a)(b)		250	254,199
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.59%), 4.91%, 05/25/35(a)		156	123,824
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1 mo. Term SOFR + 1.09%), 5.40%, 12/25/34(a)		161	146,767
Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.82%, 07/15/37(a)(b)		480	484,324
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.63%, 01/15/38(a)(b)		420	420,732
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 2.00%, 11/25/51(b)		77	75,882
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1 mo. Term SOFR + 0.45%), 4.77%, 09/25/36(a)		73	70,627
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1 mo. Term SOFR + 5.36%), 6.40%, 06/25/35(a)		210	210,324
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1 mo. Term SOFR + 2.11%), 6.43%, 03/25/37(a)(b)	USD	69	$ 68,640
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR4, (3-mo. CME Term SOFR + 1.35%), 5.64%, 04/20/34(a)(b)		500	500,732
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.73%, 07/15/34(a)(b)		250	250,787
Benefit Street Partners CLO XXIX, Series 2022-29A, Class AR, 01/25/38(a)(b)(c)		1,100	1,100,000
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.66%, 10/20/37(a)(b)		250	251,846
Benefit Street Partners CLO XXXVIII Ltd., Series 2024- 38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.62%, 01/25/38(a)(b)		250	251,875
Betony CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.63%, 04/30/31(a)(b)		129	128,580
Birch Grove CLO Ltd., Series 2021-3A, Class BR, 01/19/38(a)(b)(c)		1,000	1,000,000
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(b)		189	190,894
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.15%, 10/25/30(a)(b)		250	250,527
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.55%, 10/20/30(a)(b)		100	99,597
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		100	101,135
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.35%, 05/15/37(a)(b)		250	251,982
Carlyle Global Market Strategies CLO Ltd., Series 2012-3A, Class A1A2, (3-mo. CME Term SOFR + 1.44%), 5.73%, 01/14/32(a)(b)		138	137,747
CARLYLE U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.69%, 10/21/37		250	251,777
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.07%, 10/21/37		250	251,981
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/17/34(a)(b)		250	250,000
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)		100	94,943
CIFC Funding Ltd.(a)(b)
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.75%, 10/22/31		191	191,405
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.84%, 04/21/37		280	281,920
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.71%, 07/17/37		250	251,365
Series 2017-5A, Class DR, (3-mo. CME Term SOFR + 3.05%), 7.35%, 07/17/37		300	306,122
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.15%, 07/18/31		400	401,435
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.76%, 07/16/37		250	251,547

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.72%, 07/25/37	USD	250	$ 251,463
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.05%, 07/25/37		250	251,903
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.65%, 07/23/37		250	251,240
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.89%, 01/20/37		250	251,442
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.30%), 6.59%, 01/20/37		300	303,387
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1 mo. Term SOFR + 1.86%), 6.18%, 10/25/37		150	143,399
Series 2007-1, Class 2M2, (1 mo. Term SOFR + 1.86%), 6.18%, 10/25/37		676	625,963
Clover CLO LLC, Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.65%, 04/22/34(a)(b)		480	481,544
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		79	81,474
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 6.10%, 06/25/54(a)(b)		133	136,028
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		100	98,319
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(a)		97	92,667
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(b)		15	11,504
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(b)		372	293,068
CWABS Asset-Backed Certificates Trust(a)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		214	206,015
Series 2006-13, Class 1AF4, 3.95%, 01/25/37		70	68,321
Series 2006-14, Class M1, (1 mo. Term SOFR + 0.55%), 4.86%, 02/25/37		21	19,135
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1 mo. Term SOFR + 1.61%), 5.93%, 06/25/47(a)(b)		33	25,208
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.56%, 01/15/37(a)		1	930
Diameter Capital CLO Ltd.(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.69%, 10/15/37		250	252,658
Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.95%, 10/20/37		460	461,442
Dowson PLC(a)(d)
Series 2024-1, Class E, (1-day SONIA GBP 3.95%), 8.66%, 08/20/31	GBP	110	135,875
Series 2024-1, Class F, (1-day SONIA GBP 6.95%), 11.66%, 08/20/31		162	200,129
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	USD	450	446,920
Dryden CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.81%, 08/20/34(a)(b)		250	250,261
Dryden Senior Loan Fund(a)(b)
Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.53%, 04/15/31		108	108,325
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/30		400	401,499
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO 22 Ltd., Series 2023-1A, Class B, (3- mo. CME Term SOFR + 2.20%), 6.50%, 04/17/36(a)(b)	USD	250	$ 252,929
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3- mo. CME Term SOFR + 1.43%), 5.73%, 07/17/37(a)(b)		250	251,625
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/20/37(a)(b)		250	251,580
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 10.24%, 07/18/37(a)(b)		250	257,830
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(a)		288	238,731
Exeter Automobile Receivables Trust
Series 2022-2A, Class C, 3.85%, 07/17/28		270	269,505
Series 2022-5A, Class D, 7.40%, 02/15/29		100	103,071
Series 2023-2A, Class D, 6.32%, 08/15/29		545	557,219
series 2023-3A, Class D, 6.68%, 04/16/29		400	410,259
Series 2023-A4, Class D, 6.95%, 12/17/29		350	360,352
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1 mo. Term SOFR + 0.35%), 4.67%, 10/25/36(a)		29	18,337
FirstKey Homes Trust(b)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	575,500
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	604,700
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.92%, 10/18/34(a)	EUR	100	104,117
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.68%, 11/22/31(a)(b)	USD	161	160,750
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/15/31(a)(b)		74	73,862
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.37%, 10/20/34(a)(b)		250	250,259
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1, Class A, 4.50%, 06/25/52(b)		92	90,910
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 5.87%, 01/20/34		250	250,927
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 5.75%, 07/20/34		250	250,827
Series 2023-66A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.25%, 04/25/36		250	251,139
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.55%, 01/25/38		990	995,926
Golub Capital Partners LP, Series 2020-48A, Class A1, (3-mo. CME Term SOFR + 1.57%), 5.87%, 04/17/33(a)(b)		250	250,497
GoodLeap Home Improvement Solutions Trust(b)
Series 2024-1A, Class A, 5.35%, 10/20/46		299	300,494
Series 2025-1A, Class A, 5.38%, 02/20/49		297	298,531
Gracie Point International Funding LLC(a)(b)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 6.88%, 09/01/26		144	144,933
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 7.18%, 03/01/27		73	73,513
Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 6.61%, 03/01/28		110	110,284
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class A4, 5.15%, 10/27/59	USD	99	$ 99,843
Series 2024-2, Class B, 5.26%, 10/27/59		100	99,906
Series 2024-2, Class D, 6.43%, 10/27/59		323	327,911
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		450	456,351
HIG RCP LLC, Series 2023-FL1, Class A, (1 mo. Term SOFR + 2.27%), 6.58%, 09/19/38(a)(b)		17	17,257
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.77%, 05/20/32		282	283,571
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.72%, 10/20/32		331	332,966
Invesco CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.20%, 10/22/34(a)(b)		250	250,963
Invesco Euro CLO, Series 6A, Class D, (3-mo. EURIBOR + 3.05%), 5.84%, 07/15/34(a)(b)	EUR	250	254,915
Lendmark Funding Trust(b)
Series 2022-1A, Class A, 5.12%, 07/20/32	USD	100	100,162
Series 2023-1A, Class D, 8.69%, 05/20/33		131	132,733
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.47%), 4.79%, 03/25/46(a)		116	88,539
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(b)		150	148,876
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 6.15%, 07/17/36(a)(b)		250	251,050
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.35%, 04/25/37(a)(b)		250	253,090
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/15/34(a)(b)		250	250,622
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.09%, 07/23/37		250	251,892
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 6.54%, 07/23/37		250	252,547
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.68%, 07/17/34(a)(b)		250	250,625
Mariner Finance Issuance Trust(b)
Series 2024-AA, Class A, 5.13%, 09/22/36		178	178,890
Series 2024-BA, Class A, 4.91%, 11/20/38		304	301,654
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1 mo. Term SOFR + 0.41%), 4.73%, 05/25/37(a)(b)		175	153,129
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54		106	106,664
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.63%, 04/18/36(a)(b)		250	250,352
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		28	6,127
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		303	105,245
Myers Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 5.95%, 10/20/30(a)(b)		290	290,724
Navient Private Education Refi Loan Trust(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68		18	18,026
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 6.02%, 11/15/68(a)		270	272,464
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust(b) (continued)
Series 2024-A, Class A, 5.66%, 10/15/72	USD	157	$ 158,454
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		100	86,270
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 6.60%, 11/25/53(a)		67	68,365
NetCredit Combined Receivables LLC(b)
Series 2024-A, Class A, 7.43%, 10/21/30		514	517,198
Series 2024-A, Class B, 8.31%, 10/21/30		500	503,700
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.63%, 04/16/33(a)(b)		486	487,488
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(b)		144	142,602
OCP CLO Ltd.(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.64%, 04/26/31		190	190,400
Series 2015-9A, Class AR3, 01/15/37(c)		250	250,000
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.69%, 07/20/37		250	252,250
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.55%, 10/17/36		331	331,833
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/15/34(a)(b)		250	250,948
Octagon Investment Partners 37 Ltd., Series 2018- 2A, Class B, (3-mo. CME Term SOFR + 2.01%), 6.31%, 07/25/30(a)(b)		250	250,485
Octagon Investment Partners Ltd.(a)(b)
Series 2018-1A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 5.61%, 01/20/31		82	82,608
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.09%, 10/20/30		250	250,569
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.52%, 07/19/30(a)(b)		62	62,295
Octagon Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.24%, 11/16/36(a)(b)		250	251,399
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.61%, 01/20/38		250	252,287
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.59%, 02/24/37		500	500,953
Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.77%, 04/20/37		250	251,802
Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.99%, 07/20/37		250	252,201
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.75%, 04/20/37(a)(b)		500	503,659
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/18/37(a)(b)		500	504,493
OHA Loan Funding Ltd.(a)(b)
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 5.70%, 01/19/37		250	250,670
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.75%, 07/20/37		250	251,866
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(b)		160	163,229
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class A, 1.75%, 09/14/35		100	96,293
Series 2020-2A, Class B, 2.21%, 09/14/35		240	225,162

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust(b) (continued)
Series 2024-1A, Class A, 5.79%, 05/14/41	USD	184	$ 188,985
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37		11	10,131
Orchard Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.01%, 10/20/37(a)(b)		310	311,811
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. SOFR + 1.31%), 6.16%, 10/15/37(a)(b)		47	46,015
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 6.00%, 07/24/36(a)(b)		250	252,065
OZLM XVIII Ltd., Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.58%, 04/15/31(a)(b)		102	102,518
Palmer Square CLO Ltd.(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.93%, 11/14/34		250	250,500
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.94%, 07/20/37		300	302,812
Palmer Square Loan Funding Ltd.(a)(b)
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 5.35%, 04/15/30		103	103,406
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.90%, 04/15/31		250	250,609
Series 2023-2A, Class C, (3-mo. CME Term SOFR + 4.35%), 8.65%, 01/25/32		250	251,701
PFS Financing Corp., Series 2022-D, Class B, 4.90%, 08/15/27(b)		241	240,538
Pikes Peak CLO, Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.43%), 5.92%, 05/18/34(a)(b)		250	250,524
PRET LLC(b)
Series 2024-NAPL1, Class A1, 7.14%, 01/25/54		134	133,687
Series 2024-NPL2, Class A1, 7.02%, 02/25/54		134	134,796
Series 2024-NPL4, Class A1, 7.00%, 07/25/54		676	679,149
Series 2024-NPL5, Class A1, 5.96%, 09/25/54		106	104,802
Series 2024-RN2, Class A1, 7.12%, 04/25/54		99	99,211
Progress Residential Trust(b)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	135,115
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	681,965
Series 2023-SFR2, Class E1, 4.75%, 10/17/40		125	117,386
PRPM LLC, Series 2022-1, Class A1, 3.72%, 02/25/27(b)		122	121,805
Rad CLO Ltd., Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.20%, 04/17/36(a)(b)		250	250,779
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(b)		81	81,069
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(b)		79	79,256
Regatta XI Funding Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.70%, 07/17/37(a)(b)		250	251,336
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.66%, 01/15/34(a)(b)		500	501,000
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.83%, 04/26/37(a)(b)		250	251,830
Regional Management Issuance Trust(b)
Series 2021-1, Class A, 1.68%, 03/17/31		23	22,303
Series 2021-2, Class A, 1.90%, 08/15/33		120	112,059
Series 2021-2, Class B, 2.35%, 08/15/33		300	270,947
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regional Management Issuance Trust(b) (continued)
Series 2022-1, Class A, 3.07%, 03/15/32	USD	200	$ 197,679
Republic Finance Issuance Trust(b)
Series 2024-A, Class B, 6.47%, 08/20/32		100	101,667
Series 2024-B, Class A, 5.42%, 11/20/37		200	201,822
Series 2024-B, Class B, 5.86%, 11/20/37		100	100,664
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		450	416,684
RR Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.65%, 07/15/37(a)(b)		1,250	1,252,664
Santander Drive Auto Receivables Trust
Series 2022-3, Class B, 4.13%, 08/16/27		153	152,381
Series 2022-4, Class B, 4.42%, 11/15/27		241	240,841
Series 2022-5, Class C, 4.74%, 10/16/28		750	749,790
Series 2022-6, Class B, 4.72%, 06/15/27		78	78,256
Series 2022-7, Class B, 5.95%, 01/17/28		700	703,699
Series 2024-1, Class C, 5.45%, 03/15/30		240	242,567
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		87	88,492
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		406	402,792
SMB Private Education Loan Trust(b)
Series 2016-B, Class A2A, 2.43%, 02/17/32		1	1,071
Series 2017-A, Class A2B, (1 mo. Term SOFR + 1.01%), 5.32%, 09/15/34(a)		52	51,592
Series 2018-B, Class A2B, (1 mo. Term SOFR + 0.83%), 5.14%, 01/15/37(a)		129	128,593
Series 2021-A, Class A2A1, (1 mo. Term SOFR + 0.84%), 5.15%, 01/15/53(a)		337	334,835
Series 2021-A, Class B, 2.31%, 01/15/53		527	508,665
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.86%, 03/15/56(a)		277	283,385
Series 2024-A, Class B, 5.88%, 03/15/56		154	155,628
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.50%, 06/17/52(a)		92	92,810
Series 2024-E, Class A1A, 5.09%, 10/16/56		199	198,345
SoFi Personal Loan Term, Series 2024-1A, Class A, 6.06%, 02/12/31(b)		95	96,033
SoFi Professional Loan Program LLC(b)
Series 2017-D, Class BFX, 3.61%, 09/25/40		321	299,713
Series 2017-E, Class C, 4.16%, 11/26/40		500	472,236
Soundview Home Loan Trust(a)
Series 2005-OPT3, Class M4, (1 mo. Term SOFR + 1.13%), 5.45%, 11/25/35		25	19,323
Series 2007-NS1, Class M1, (1 mo. Term SOFR + 0.64%), 4.95%, 01/25/37		19	17,906
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		85	86,368
Symphony CLO Ltd., Series 2023-38A, Class B1, (3-mo. CME Term SOFR + 2.25%), 6.55%, 04/24/36(a)(b)		250	251,318
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.68%, 01/15/34(a)(b)		250	250,475
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.83%, 04/25/37(a)(b)		250	251,756
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 5.76%, 07/25/37(a)(b)		250	252,186
Trimaran CAVU 2024-1 Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/25/38(a)(b)		250	251,242
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.42%, 07/20/32(a)(b)	USD	223	$ 223,613
Voya CLO Ltd.(a)(b)
Series 2014-1A, Class AAR2, (3-mo. CME Term SOFR + 1.25%), 5.54%, 04/18/31		74	74,473
Series 2017-3A, Class DR, (3-mo. CME Term SOFR + 7.21%), 11.50%, 04/20/34		250	251,093
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 5.82%, 10/15/37		330	332,001
WaMu Asset-Backed Certificates WaMu Trust(a)
Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.73%, 01/25/37		261	116,823
Series 2007-HE2, Class 2A2, (1 mo. Term SOFR + 0.30%), 4.62%, 04/25/37		392	143,850
Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.36%), 4.68%, 04/25/37		578	212,297
Series 2007-HE2, Class 2A4, (1 mo. Term SOFR + 0.47%), 4.79%, 04/25/37		266	97,928
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2007-HE2, Class 2A1, (1 mo. Term SOFR + 0.31%), 4.63%, 02/25/37(a)		495	149,909
Westlake Automobile Receivables Trust(b)
Series 2021-2A, Class D, 1.23%, 12/15/26		116	114,909
Series 2022-1A, Class D, 3.49%, 03/15/27		1,000	992,977
Series 2022-2A, Class C, 4.85%, 09/15/27		946	946,577
Series 2022-2A, Class D, 5.48%, 09/15/27		1,050	1,055,993
Series 2022-3A, Class A3, 5.49%, 07/15/26		1	936
Series 2023-1A, Class C, 5.74%, 08/15/28		515	519,591
Series 2023-1A, Class D, 6.79%, 11/15/28		570	585,408
Series 2023-2A, Class B, 6.14%, 03/15/28		100	100,810
Series 2023-2A, Class C, 6.29%, 03/15/28		300	304,477
Series 2023-2A, Class D, 7.01%, 11/15/28		900	926,224
Series 2023-3A, Class C, 6.02%, 09/15/28		305	309,848
Series 2023-3A, Class D, 6.47%, 03/15/29		180	184,966
Series 2023-4A, Class C, 6.64%, 11/15/28		550	564,489
Series 2024-1A, Class D, 6.02%, 10/15/29		680	692,538
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,184,504
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.62%, 07/24/36(a)(b)		250	250,429
Whitebox CLO II Ltd., Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.05%, 10/24/37(a)(b)		400	403,070
Whitebox CLO III Ltd., Series 2021-3A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.20%, 10/15/35(a)(b)		250	250,226
Wildwood Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.78%, 10/20/37(a)(b)		250	251,501
Total Asset-Backed Securities — 5.8% (Cost: $69,674,178)			70,560,609

Shares
Common Stocks
Banks — 0.0%
Flagstar Financial, Inc.	4,975	58,854
Security	Shares	Value
Broadline Retail — 0.0%
Rakuten Group, Inc.(e)	7,900	$ 49,605
Communications Equipment — 0.0%
CommScope Holding Co., Inc.(e)	5,079	25,649
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(e)(f)	5,047	24,932
Electrical Equipment — 0.0%
GE Vernova, Inc.	73	27,220
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc., Class A, Class A(e)	5,616	157,248
Solaris Energy Infrastructure, Inc.	6,879	187,728
		344,976
Entertainment — 0.0%
Warner Bros Discovery, Inc.(e)	3,488	36,415
Health Care Providers & Services — 0.0%
Concentra Group Holdings Parent, Inc.	710	16,550
Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	2,575	22,609
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	707	54,191
Caesars Entertainment, Inc.(e)	1,918	69,144
Genius Sports Ltd.(e)	20,641	182,260
Golden Entertainment, Inc.	539	17,647
		323,242
Household Durables — 0.0%
Landsea Homes Corp.(e)	4,564	37,881
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	177	29,741
Media — 0.0%
AMC Networks, Inc., Class A(e)	4,080	39,290
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	8,320	67,891
U.S. Steel Corp.	6,172	227,438
		295,329
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., Class A(f)	13,606	244,908
Oil, Gas & Consumable Fuels — 0.0%
Kinder Morgan, Inc.(f)	4,608	126,628
New Fortress Energy, Inc.	1,746	26,190
Venture Global, Inc., Class A(e)	261	5,337
Viper Energy, Inc.	713	33,440
		191,595
Professional Services — 0.0%
Amentum Holdings, Inc.(e)	4,005	83,985
Residential REITs — 0.0%
Invitation Homes, Inc.	3,137	97,718
Software — 0.0%
IREN Ltd.(e)	2,117	21,636
Technology Hardware, Storage & Peripherals — 0.0%
Super Micro Computer, Inc.(e)	2,486	70,901

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc.(e)	893	$ 105,678
Total Common Stocks — 0.2% (Cost: $2,145,191)		2,148,714

		Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	USD	50	49,530
3.38%, 03/01/41		5	3,703
			53,233
Aerospace & Defense — 0.4%
BAE Systems PLC, 5.25%, 03/26/31(b)		400	402,329
Boeing Co.
2.60%, 10/30/25		50	49,174
5.71%, 05/01/40		75	71,927
5.81%, 05/01/50		130	122,356
6.86%, 05/01/54		230	246,799
5.93%, 05/01/60		240	224,012
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	185,857
General Dynamics Corp., 2.25%, 06/01/31		230	197,777
General Electric Co., 6.75%, 03/15/32		25	27,445
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	64,157
1.80%, 01/15/31		75	62,235
5.25%, 06/01/31		171	171,950
5.40%, 07/31/33		225	225,261
5.35%, 06/01/34		62	61,849
4.85%, 04/27/35		21	20,006
Lockheed Martin Corp.
5.10%, 11/15/27		220	223,386
3.90%, 06/15/32		260	241,537
3.60%, 03/01/35		22	19,341
4.07%, 12/15/42		150	124,955
4.09%, 09/15/52		100	78,912
5.70%, 11/15/54		70	70,407
Northrop Grumman Corp.
4.90%, 06/01/34		94	91,357
5.15%, 05/01/40		50	47,634
4.03%, 10/15/47		171	134,882
5.25%, 05/01/50		5	4,682
5.20%, 06/01/54		324	299,643
RTX Corp.
6.70%, 08/01/28		643	684,850
4.13%, 11/16/28		70	68,485
4.50%, 06/01/42		220	191,263
4.63%, 11/16/48		50	42,739
2.82%, 09/01/51		76	46,145
3.03%, 03/15/52		30	18,891
6.40%, 03/15/54		51	55,354
			4,577,597
Automobile Components — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		622	633,702
Security		Par (000)	Value
Automobile Components (continued)
Lear Corp., 3.80%, 09/15/27	USD	35	$ 34,126
Phinia, Inc., 6.63%, 10/15/32(b)		118	118,244
Tenneco, Inc., 8.00%, 11/17/28(b)		49	46,773
			832,845
Automobiles — 0.3%
American Honda Finance Corp.
1.20%, 07/08/25		75	73,940
3.50%, 02/15/28		50	48,262
4.90%, 03/13/29		180	180,112
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		395	392,028
Carvana Co.(b)(g)
(13.00% PIK), 9.00%, 06/01/30		119	131,320
(9.00% PIK), 9.00%, 12/01/28(f)		168	181,250
Ford Motor Credit Co. LLC
4.54%, 08/01/26		200	198,043
4.27%, 01/09/27		200	196,361
3.82%, 11/02/27		200	191,899
6.80%, 11/07/28		410	425,742
7.20%, 06/10/30		200	210,934
General Motors Co., 6.60%, 04/01/36		50	52,338
General Motors Financial Co., Inc.
3.80%, 04/07/25		150	149,764
5.40%, 04/06/26		5	5,032
2.35%, 02/26/27		467	443,655
5.80%, 01/07/29		155	157,871
5.65%, 01/17/29		300	305,152
3.60%, 06/21/30		150	137,893
5.75%, 02/08/31		55	55,765
6.10%, 01/07/34		311	315,090
5.95%, 04/04/34		130	130,373
Honda Motor Co. Ltd., 2.53%, 03/10/27(f)		50	47,912
Toyota Motor Credit Corp.
3.65%, 08/18/25		95	94,549
5.25%, 09/11/28		75	76,386
3.38%, 04/01/30		75	69,921
			4,271,592
Banks — 5.7%
Associated Banc-Corp., (1-day SOFR + 3.03%), 6.46%, 08/29/30(a)		118	120,044
Banco Santander SA, 5.59%, 08/08/28		800	814,954
Bank of America Corp.
3.88%, 08/01/25		100	99,722
4.88%, 04/01/44		83	76,386
(1-day SOFR + 0.96%), 1.73%, 07/22/27(a)		110	105,262
(1-day SOFR + 1.00%), 5.16%, 01/24/31(a)		455	456,410
(1-day SOFR + 1.05%), 2.55%, 02/04/28(a)		70	67,002
(1-day SOFR + 1.15%), 1.32%, 06/19/26(a)		400	394,856
(1-day SOFR + 1.31%), 5.51%, 01/24/36(a)		905	910,017
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		716	619,210
(1-day SOFR + 1.53%), 1.90%, 07/23/31(a)		101	85,699
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)		172	109,747
(1-day SOFR + 1.58%), 3.31%, 04/22/42(a)		125	94,221
(1-day SOFR + 1.63%), 5.20%, 04/25/29(a)		170	171,461
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)		433	434,036
(1-day SOFR + 1.75%), 4.83%, 07/22/26(a)		100	100,029
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		89	85,131
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)		233	144,393
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)		180	179,029
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)	USD	340	$ 237,989
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		100	103,603
(1-day SOFR + 2.04%), 4.95%, 07/22/28(a)		235	235,734
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)		200	177,257
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(a)		310	274,486
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(a)		467	448,406
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(a)		94	77,550
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		315	247,510
Series L, 4.18%, 11/25/27		80	78,809
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)		50	35,468
Bank of Montreal
5.92%, 09/25/25		170	171,512
5.72%, 09/25/28		40	41,127
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(a)		160	159,656
Bank of New York Mellon Corp.(a)
(1-day SOFR + 0.84%), 4.89%, 07/21/28		25	25,152
(1-day SOFR + 1.03%), 4.95%, 04/26/27		5	5,024
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28		175	179,912
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	121,958
Bank of Nova Scotia
4.50%, 12/16/25		150	149,460
1.35%, 06/24/26		300	286,985
5.25%, 06/12/28		50	50,717
(5-year CMT + 2.05%), 4.59%, 05/04/37(a)		75	68,884
Barclays PLC
5.20%, 05/12/26		350	350,813
(1-day SOFR + 2.21%), 5.83%, 05/09/27(a)		250	252,874
(1-year CMT + 3.30%), 7.39%, 11/02/28(a)		200	211,858
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29		150	151,628
Citibank N.A., Series BKNT, 5.57%, 04/30/34		250	254,236
Citigroup, Inc.
6.00%, 10/31/33		50	51,510
8.13%, 07/15/39		220	272,240
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)		32	27,316
(1-day SOFR + 1.34%), 4.54%, 09/19/30(a)		577	562,742
(1-day SOFR + 1.45%), 5.45%, 06/11/35(a)		428	425,997
(1-day SOFR + 1.53%), 3.29%, 03/17/26(a)		200	199,605
(1-day SOFR + 1.83%), 6.02%, 01/24/36(a)		140	140,553
(1-day SOFR + 1.94%), 3.79%, 03/17/33(a)		562	507,173
(1-day SOFR + 2.06%), 5.83%, 02/13/35(a)		720	716,048
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)		120	116,166
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		280	245,993
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		20	20,383
(1-day SOFR + 2.84%), 3.11%, 04/08/26(a)		610	608,152
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)		315	304,028
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(a)		456	440,001
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)		100	82,253
Citizens Financial Group, Inc., (1-day SOFR + 2.01%), 5.84%, 01/23/30(a)		100	101,742
Cooperatieve Rabobank UA, 4.80%, 01/09/29		250	250,835
Fifth Third Bancorp
3.95%, 03/14/28		75	72,904
Security		Par (000)	Value
Banks (continued)
Fifth Third Bancorp (continued)
(1-day SOFR + 2.34%), 6.34%, 07/27/29(a)	USD	30	$ 31,215
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(a)		487	483,674
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		44	49,122
Goldman Sachs Group, Inc.
2.60%, 02/07/30		180	160,670
6.75%, 10/01/37		300	322,329
6.25%, 02/01/41		200	211,705
5.15%, 05/22/45		50	46,008
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)		443	421,878
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		208	173,433
(1-day SOFR + 1.11%), 2.64%, 02/24/28(a)		6	5,740
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		1,130	961,515
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		473	483,312
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		314	269,584
(1-day SOFR + 1.38%), 5.54%, 01/28/36(a)		1,170	1,169,076
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)(f)		674	585,068
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)		1,182	1,135,596
(1-day SOFR + 1.55%), 5.33%, 07/23/35(a)		1,291	1,270,191
(1-day SOFR + 1.58%), 5.56%, 11/19/45(a)		189	183,857
(1-day SOFR + 1.70%), 5.73%, 01/28/56(a)		83	82,615
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(a)		180	153,829
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(a)		350	339,212
HSBC Holdings PLC
6.50%, 09/15/37		300	310,523
(1-day SOFR + 1.29%), 5.29%, 11/19/30(a)		500	499,516
(1-day SOFR + 1.57%), 5.89%, 08/14/27(a)		200	202,985
(1-day SOFR + 1.90%), 5.87%, 11/18/35(a)		468	461,244
(1-day SOFR + 1.93%), 2.10%, 06/04/26(a)		500	495,409
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)		200	211,727
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)		200	207,790
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		400	423,605
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29(a)		100	103,572
ING Groep NV(a)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	738,602
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	207,599
Inter-American Development Bank, 4.50%, 05/15/26		1,190	1,192,678
JPMorgan Chase & Co.
6.40%, 05/15/38		25	27,439
4.95%, 06/01/45		105	95,809
(1-day SOFR + 0.80%), 1.05%, 11/19/26(a)		330	320,591
(1-day SOFR + 0.80%), 4.92%, 01/24/29(a)		550	550,601
(1-day SOFR + 0.86%), 4.51%, 10/22/28(a)		2,246	2,228,194
(1-day SOFR + 0.90%), 5.14%, 01/24/31(a)		180	180,717
(1-day SOFR + 0.92%), 2.60%, 02/24/26(a)		205	204,746
(1-day SOFR + 0.93%), 4.98%, 07/22/28(a)		3	3,012
(1-day SOFR + 1.02%), 2.07%, 06/01/29(a)		749	684,893
(1-day SOFR + 1.04%), 4.60%, 10/22/30(a)		177	173,883
(1-day SOFR + 1.07%), 1.95%, 02/04/32(a)		661	553,881
(1-day SOFR + 1.13%), 5.00%, 07/22/30(a)		2,121	2,118,923
(1-day SOFR + 1.16%), 5.58%, 04/22/30(a)		296	302,265
(1-day SOFR + 1.18%), 2.55%, 11/08/32(a)		352	299,412
(1-day SOFR + 1.26%), 2.96%, 01/25/33(a)		1,065	926,062
(1-day SOFR + 1.32%), 5.50%, 01/24/36(a)		445	447,642
(1-day SOFR + 1.34%), 4.95%, 10/22/35(a)		275	265,329
(1-day SOFR + 1.45%), 5.30%, 07/24/29(a)		1,063	1,076,701
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)		586	581,161
(1-day SOFR + 1.49%), 5.77%, 04/22/35(a)		265	271,804
(1-day SOFR + 1.58%), 3.33%, 04/22/52(a)		170	117,500

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)	USD	85	$ 81,814
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)		500	529,801
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)		267	267,710
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)(f)		232	218,756
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)		125	125,185
(1-day SOFR + 2.04%), 2.52%, 04/22/31(a)		346	306,079
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)		425	416,643
(1-day SOFR + 2.44%), 3.11%, 04/22/51(a)		321	213,017
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		200	203,787
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(a)		181	151,238
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(a)		100	98,124
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(a)		245	192,996
KeyBank NA/Cleveland OH, 5.00%, 01/26/33		733	707,423
KeyCorp., (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		50	52,330
Lloyds Banking Group PLC(a)
(1-year CMT + 0.85%), 1.63%, 05/11/27		200	192,034
(3-mo. SOFR + 1.47%), 3.57%, 11/07/28		200	192,611
M&T Bank Corp.(a)
(1-day SOFR + 1.61%), 5.39%, 01/16/36		357	348,073
(1-day SOFR + 2.26%), 6.08%, 03/13/32		330	339,719
(1-day SOFR + 2.80%), 7.41%, 10/30/29		1,235	1,326,930
Mitsubishi UFJ Financial Group, Inc.(a)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	190,809
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	253,782
(1-year CMT + 1.50%), 5.54%, 04/17/26		440	440,528
Mizuho Financial Group, Inc.(a)
(1-year CMT + 0.90%), 2.65%, 05/22/26		200	198,689
(1-year CMT + 1.90%), 5.75%, 07/06/34		400	409,384
(1-year CMT + 2.05%), 5.41%, 09/13/28		200	202,730
Morgan Stanley
4.35%, 09/08/26		25	24,834
3.59%, 07/22/28(a)		25	24,204
4.38%, 01/22/47		45	37,885
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)		195	187,528
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		496	408,595
(1-day SOFR + 1.10%), 4.65%, 10/18/30(a)(f)		741	727,681
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		429	383,477
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)		347	290,226
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		372	314,501
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)		219	218,652
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		2,404	2,454,603
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		741	638,813
(1-day SOFR + 1.30%), 5.05%, 01/28/27(a)		100	100,302
(1-day SOFR + 1.42%), 5.59%, 01/18/36(a)		606	611,275
(1-day SOFR + 1.56%), 5.32%, 07/19/35(a)		106	104,736
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		155	158,546
(1-day SOFR + 1.59%), 5.16%, 04/20/29(a)		810	814,676
(1-day SOFR + 1.67%), 4.68%, 07/17/26(a)		295	294,866
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)		45	44,901
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)		424	439,510
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)		243	258,122
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(a)		55	53,287
(5-year CMT + 2.43%), 5.95%, 01/19/38(a)		245	247,314
NatWest Group PLC, (3-mo. SOFR + 2.02%), 4.89%, 05/18/29(a)		225	223,558
Security		Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc.(a)
(1-day SOFR + 1.26%), 4.81%, 10/21/32	USD	635	$ 619,995
(1-day SOFR + 1.32%), 5.81%, 06/12/26		355	356,104
(1-day SOFR + 1.39%), 5.58%, 01/29/36		105	105,521
(1-day SOFR + 1.60%), 5.40%, 07/23/35		720	715,555
Regions Financial Corp., 2.25%, 05/18/25		75	74,479
Royal Bank of Canada
1.20%, 04/27/26		195	187,334
3.63%, 05/04/27		200	195,854
4.95%, 02/01/29		125	125,534
5.00%, 02/01/33		25	24,681
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(a)		225	223,252
Santander Holdings USA, Inc.(a)
(1-day SOFR + 1.25%), 2.49%, 01/06/28		125	119,118
(1-day SOFR + 2.33%), 5.81%, 09/09/26		50	50,270
(1-day SOFR + 2.50%), 6.17%, 01/09/30		100	102,566
Santander U.K. Group Holdings PLC(a)
(1-day SOFR + 2.60%), 6.53%, 01/10/29		200	207,115
(1-day SOFR + 2.75%), 6.83%, 11/21/26		200	202,866
(3-mo. SOFR + 1.66%), 3.82%, 11/03/28		200	193,061
State Street Corp.(a)
(1-day SOFR + 1.00%), 2.62%, 02/07/33		75	63,762
(1-day SOFR + 2.60%), 2.90%, 03/30/26		20	19,939
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		125	122,096
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25(f)		600	592,107
2.17%, 01/14/27		200	190,736
Toronto-Dominion Bank, 5.10%, 01/09/26(f)		130	130,646
Truist Bank, Series BKNT, 2.25%, 03/11/30		540	467,959
Truist Financial Corp.
3.70%, 06/05/25		125	124,587
1.20%, 08/05/25		200	196,583
(1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		375	380,816
(1-day SOFR + 2.36%), 5.87%, 06/08/34(a)		155	158,034
U.S. Bancorp(a)
(1-day SOFR + 1.86%), 5.68%, 01/23/35		75	75,736
(1-day SOFR + 2.02%), 5.78%, 06/12/29		115	117,966
UBS AG, 3.70%, 02/21/25		284	283,875
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		200	176,011
Wells Fargo & Co.
3.90%, 05/01/45		35	27,402
4.40%, 06/14/46		75	61,078
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)		50	50,825
(1-day SOFR + 1.11%), 5.24%, 01/24/31(a)		450	452,288
(1-day SOFR + 1.38%), 5.21%, 12/03/35(a)		707	691,656
(1-day SOFR + 1.50%), 3.35%, 03/02/33(a)		25	22,059
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		210	204,198
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)		708	707,799
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)		100	99,771
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		275	275,868
(1-day SOFR + 2.00%), 2.19%, 04/30/26(a)		440	437,203
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		225	223,219
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		510	543,693
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)		260	252,019
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)		558	469,960
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)		160	117,784
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(a)		300	266,151
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)	USD	400	$ 359,034
Westpac Banking Corp., (5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)		265	261,280
Zions Bancorp NA, (1-day SOFR + 2.83%), 6.82%, 11/19/35(a)		250	256,992
			68,744,023
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	14,183
4.90%, 02/01/46		307	277,446
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34		250	246,509
5.55%, 01/23/49		225	220,721
5.80%, 01/23/59		20	20,267
Coca-Cola Co.
1.65%, 06/01/30		75	64,159
2.25%, 01/05/32		60	51,101
2.50%, 03/15/51		63	37,148
5.30%, 05/13/54		280	269,844
2.75%, 06/01/60		100	58,549
5.40%, 05/13/64		200	192,197
Constellation Brands, Inc.
3.70%, 12/06/26		100	98,274
2.88%, 05/01/30		125	111,786
4.75%, 05/09/32		105	100,935
Diageo Capital PLC, 5.88%, 09/30/36		150	158,316
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25		35	34,712
4.50%, 11/15/45		20	16,769
PepsiCo, Inc.
4.80%, 07/17/34		75	73,753
3.88%, 03/19/60		375	280,015
			2,326,684
Biotechnology — 0.4%
Amgen, Inc.
1.90%, 02/21/25		300	299,595
5.51%, 03/02/26		160	160,031
5.25%, 03/02/30		704	713,079
4.20%, 03/01/33		85	78,958
4.66%, 06/15/51		20	16,881
3.00%, 01/15/52		516	326,697
5.65%, 03/02/53		365	352,743
4.40%, 02/22/62		206	160,264
5.75%, 03/02/63		595	574,036
Biogen, Inc., 4.05%, 09/15/25		75	74,652
Gilead Sciences, Inc.
1.65%, 10/01/30		129	108,347
2.60%, 10/01/40		145	101,083
5.65%, 12/01/41		100	100,550
4.80%, 04/01/44		56	50,432
4.75%, 03/01/46		106	93,837
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,170	978,054
2.80%, 09/15/50		250	146,748
Royalty Pharma PLC, 2.20%, 09/02/30		200	170,904
			4,506,891
Building Materials — 0.2%
Carrier Global Corp., 2.70%, 02/15/31		20	17,498
Security		Par (000)	Value
Building Materials (continued)
CRH America Finance, Inc., 5.50%, 01/09/35	USD	950	$ 955,879
Eagle Materials, Inc., 2.50%, 07/01/31		295	252,935
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30		75	63,156
Martin Marietta Materials, Inc.
5.15%, 12/01/34		355	348,098
4.25%, 12/15/47		75	60,747
Quikrete Holdings, Inc., 03/01/33(c)		32	32,080
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)(f)		46	49,038
Trane Technologies Financing Ltd., 5.25%, 03/03/33		150	150,909
Vulcan Materials Co., 4.50%, 06/15/47		75	62,984
			1,993,324
Building Products — 0.2%
Home Depot, Inc.
2.50%, 04/15/27		300	287,828
4.50%, 09/15/32		80	77,881
4.95%, 06/25/34		150	148,069
5.88%, 12/16/36		195	205,581
2.75%, 09/15/51		116	70,798
3.63%, 04/15/52		37	26,849
4.95%, 09/15/52		40	36,265
3.50%, 09/15/56		44	30,525
5.40%, 06/25/64		198	189,384
Lowe’s Cos., Inc.
3.38%, 09/15/25		60	59,524
3.35%, 04/01/27		300	292,123
5.00%, 04/15/33		225	221,202
3.00%, 10/15/50		39	24,292
4.25%, 04/01/52		298	232,756
5.63%, 04/15/53		244	234,543
5.75%, 07/01/53		25	24,423
5.80%, 09/15/62		200	194,266
Patrick Industries, Inc., 6.38%, 11/01/32(b)(f)		115	113,387
			2,469,696
Capital Markets — 1.0%
Ameriprise Financial, Inc.
5.70%, 12/15/28		350	362,090
5.15%, 05/15/33		410	408,774
Apollo Debt Solutions BDC, 6.70%, 07/29/31(b)		457	472,435
Apollo Global Management, Inc., 5.80%, 05/21/54		420	415,544
Ares Capital Corp.
4.25%, 03/01/25		20	19,985
2.15%, 07/15/26		200	191,979
2.88%, 06/15/28		135	124,909
5.80%, 03/08/32		430	426,475
Ares Management Corp., 6.38%, 11/10/28		1,640	1,717,538
Bain Capital Specialty Finance, Inc., 03/15/30(c)		75	74,381
Barings BDC, Inc., 3.30%, 11/23/26		50	48,130
Blackstone Private Credit Fund
3.25%, 03/15/27		175	167,717
5.60%, 11/22/29(b)		117	115,660
6.00%, 11/22/34(b)		33	32,095
Blackstone Secured Lending Fund, 2.85%, 09/30/28		150	136,708
Blue Owl Capital Corp., 5.95%, 03/15/29		728	732,506
Blue Owl Credit Income Corp.
4.70%, 02/08/27		159	157,219
7.75%, 01/15/29		75	79,967
Blue Owl Finance LLC, 3.13%, 06/10/31		670	582,715
Charles Schwab Corp.
3.85%, 05/21/25		175	174,577
0.90%, 03/11/26		20	19,216

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp. (continued)
5.88%, 08/24/26	USD	300	$ 305,486
2.45%, 03/03/27		5	4,785
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)		95	99,440
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)		110	115,606
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)		61	62,906
Citadel LP, 6.00%, 01/23/30(b)		25	25,269
FS KKR Capital Corp.
2.63%, 01/15/27		110	104,491
3.25%, 07/15/27		150	142,698
3.13%, 10/12/28		220	200,247
7.88%, 01/15/29		10	10,658
6.88%, 08/15/29(f)		380	393,087
6.13%, 01/15/30		560	559,424
Golub Capital BDC, Inc., 6.00%, 07/15/29		372	373,989
HPS Corporate Lending Fund, 5.45%, 01/14/28(b)		100	99,705
Invesco Finance PLC, 3.75%, 01/15/26		125	123,986
Jefferies Financial Group, Inc.
4.85%, 01/15/27		20	20,020
5.88%, 07/21/28		30	30,753
Lazard Group LLC, 4.50%, 09/19/28		100	98,104
Main Street Capital Corp.
3.00%, 07/14/26		100	96,519
6.95%, 03/01/29		530	550,815
Nomura Holdings, Inc., 5.10%, 07/03/25		200	200,227
Sixth Street Lending Partners, 6.13%, 07/15/30(b)		483	485,772
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/29		150	151,749
StoneX Group, Inc., 7.88%, 03/01/31(b)		186	195,867
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		70	72,672
Voya Financial, Inc.
3.65%, 06/15/26		175	172,346
5.00%, 09/20/34		520	495,112
			11,652,353
Chemicals — 0.2%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		150	146,393
Chemours Co., 8.00%, 01/15/33(b)		166	164,625
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)		104	102,468
DuPont de Nemours, Inc., 5.42%, 11/15/48		20	19,943
Eastman Chemical Co.
5.75%, 03/08/33		50	50,948
5.63%, 02/20/34		370	370,997
Ecolab, Inc.
2.13%, 02/01/32		90	75,002
2.13%, 08/15/50		73	39,428
EIDP, Inc., 4.50%, 05/15/26		35	34,963
LYB International Finance III LLC
5.63%, 05/15/33		125	126,493
4.20%, 05/01/50		60	44,947
3.80%, 10/01/60		100	66,165
PPG Industries, Inc., 1.20%, 03/15/26		50	48,125
Rain Carbon, Inc., 12.25%, 09/01/29(b)		141	149,502
RPM International, Inc., 2.95%, 01/15/32		470	407,235
Sherwin-Williams Co.
3.45%, 06/01/27		150	146,175
2.95%, 08/15/29		35	32,220
4.50%, 06/01/47		225	189,451
			2,215,080
Security		Par (000)	Value
Commercial Services & Supplies — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)	USD	48	$ 48,302
Block, Inc.
3.50%, 06/01/31(f)		417	371,076
6.50%, 05/15/32(b)		19	19,420
California Institute of Technology
4.32%, 08/01/45		100	86,669
4.70%, 11/01/2111		35	28,044
3.65%, 09/01/2119		50	31,748
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		95	88,540
CoreCivic, Inc., 8.25%, 04/15/29		94	99,405
Cornell University, 4.84%, 06/15/34		75	74,020
Deluxe Corp., 8.13%, 09/15/29(b)		60	61,710
Emory University, Series 2020, 2.14%, 09/01/30		35	30,709
Equifax, Inc., 3.10%, 05/15/30		150	136,442
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		45	47,423
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32(b)		96	97,326
GATX Corp., 4.00%, 06/30/30		150	142,274
GEO Group, Inc.
8.63%, 04/15/29		217	229,112
10.25%, 04/15/31		180	197,109
Global Payments, Inc.
4.80%, 04/01/26		50	49,947
5.30%, 08/15/29		125	125,507
5.40%, 08/15/32		40	40,043
5.95%, 08/15/52(f)		40	38,727
Massachusetts Institute of Technology, 3.96%, 07/01/38(f)		50	44,806
PayPal Holdings, Inc., 2.30%, 06/01/30		75	66,028
President and Fellows of Harvard College
4.61%, 02/15/35		50	48,550
2.52%, 10/15/50(f)		150	90,528
PROG Holdings, Inc., 6.00%, 11/15/29(b)		105	101,513
Quanta Services, Inc.
2.90%, 10/01/30		1,260	1,121,870
2.35%, 01/15/32		220	182,383
5.25%, 08/09/34		90	87,883
3.05%, 10/01/41		50	34,987
S&P Global, Inc.
2.45%, 03/01/27		200	191,648
5.25%, 09/15/33		55	55,427
2.30%, 08/15/60		230	114,901
3.90%, 03/01/62		10	7,420
Trustees of the University of Pennsylvania, 3.61%, 02/15/2119		350	224,974
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		150	111,651
University of Southern California, 4.98%, 10/01/53(f)		10	9,367
Verisk Analytics, Inc.
4.13%, 03/15/29		530	514,404
5.75%, 04/01/33		50	51,595
5.25%, 06/05/34		620	613,209
5.50%, 06/15/45		40	37,905
3.63%, 05/15/50		35	24,455
			5,779,057
Communications Equipment — 0.2%
CommScope LLC(b)
6.00%, 03/01/26		142	142,000
8.25%, 03/01/27(f)		125	119,322
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Communications Equipment (continued)
CommScope Technologies LLC, 5.00%, 03/15/27(b)	USD	92	$ 82,782
Juniper Networks, Inc., 5.95%, 03/15/41		20	19,651
Motorola Solutions, Inc.
4.60%, 02/23/28		90	89,480
2.30%, 11/15/30		400	344,784
2.75%, 05/24/31		650	565,707
5.60%, 06/01/32		485	496,007
5.40%, 04/15/34(f)		565	564,584
			2,424,317
Construction & Engineering — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(b)		117	118,459
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(d)		400	403,500
Tutor Perini Corp., 11.88%, 04/30/29(b)		149	166,390
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		49	46,925
			735,274
Consumer Finance — 0.7%
American Express Co.
3.13%, 05/20/26		50	49,110
(1-day SOFR + 1.00%), 5.10%, 02/16/28(a)		665	669,745
(1-day SOFR + 1.32%), 5.44%, 01/30/36(a)		795	794,902
(1-day SOFR + 1.33%), 6.34%, 10/30/26(a)		300	303,432
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		50	47,587
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)		220	216,959
(1-day SOFR + 1.93%), 5.63%, 07/28/34(a)		150	151,735
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)(f)		143	154,199
Capital One Financial Corp.(a)
(1-day SOFR + 1.56%), 5.46%, 07/26/30		610	615,293
(1-day SOFR + 2.04%), 6.18%, 01/30/36		365	366,595
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	25,925
(1-day SOFR + 2.64%), 6.31%, 06/08/29		90	93,269
Discover Financial Services, (1-day SOFR Index + 3.37%), 7.96%, 11/02/34(a)		410	469,244
goeasy Ltd.(b)
9.25%, 12/01/28		138	147,372
7.63%, 07/01/29		70	72,354
6.88%, 05/15/30(f)		95	96,453
Mastercard, Inc.
2.95%, 11/21/26		25	24,389
4.88%, 03/09/28		580	586,111
3.35%, 03/26/30		25	23,436
4.55%, 01/15/35		220	210,248
3.85%, 03/26/50		100	77,553
2.95%, 03/15/51		460	298,626
OneMain Finance Corp., 6.63%, 05/15/29		65	66,038
SLM Corp., 6.50%, 01/31/30		80	80,750
Synchrony Financial
3.95%, 12/01/27		37	35,853
5.15%, 03/19/29		248	245,579
2.88%, 10/28/31		1,019	856,644
7.25%, 02/02/33(f)		850	889,455
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)(f)		413	418,401
Visa, Inc.
1.10%, 02/15/31		40	32,656
4.30%, 12/14/45		170	145,674
3.65%, 09/15/47		35	26,931
			8,292,518
Consumer Staples Distribution & Retail — 0.0%
Dollar General Corp., 5.20%, 07/05/28		245	246,613
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Target Corp.
2.35%, 02/15/30	USD	75	$ 66,946
4.50%, 09/15/34		75	71,248
4.80%, 01/15/53		35	31,294
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29(f)		152	153,663
Walmart, Inc.
4.50%, 09/09/52		110	96,139
4.50%, 04/15/53		25	21,805
			687,708
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	174,558
Berry Global, Inc.
1.57%, 01/15/26		25	24,222
5.65%, 01/15/34(b)		4	4,050
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		46	46,925
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)(f)		46	46,872
Packaging Corp. of America
3.00%, 12/15/29		75	68,501
5.70%, 12/01/33		200	203,883
4.05%, 12/15/49		420	321,378
WRKCo, Inc., 3.00%, 06/15/33		80	67,573
			957,962
Distributors — 0.0%
WW Grainger, Inc., 4.45%, 09/15/34		505	478,972
Diversified REITs — 1.1%
American Tower Corp.
1.50%, 01/31/28		20	18,164
5.80%, 11/15/28		140	144,017
3.80%, 08/15/29		80	75,854
2.90%, 01/15/30		150	135,556
5.00%, 01/31/30		35	34,836
1.88%, 10/15/30		67	56,340
2.70%, 04/15/31		54	46,914
2.30%, 09/15/31		214	179,038
4.05%, 03/15/32		5	4,645
5.65%, 03/15/33		20	20,338
5.45%, 02/15/34		564	564,965
5.40%, 01/31/35		40	39,676
2.95%, 01/15/51		100	62,295
Brixmor Operating Partnership LP, 4.05%, 07/01/30		20	18,912
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	15,549
Brookfield Finance, Inc.
4.35%, 04/15/30		125	120,927
5.68%, 01/15/35		400	403,797
Crown Castle, Inc.
1.05%, 07/15/26		65	61,616
4.30%, 02/15/29		25	24,287
5.60%, 06/01/29		140	142,890
3.10%, 11/15/29		100	91,378
3.30%, 07/01/30		125	113,854
2.25%, 01/15/31(f)		730	617,509
2.50%, 07/15/31		53	44,877
2.90%, 04/01/41		50	35,133
Digital Realty Trust LP, 5.55%, 01/15/28		50	50,881
Equinix, Inc.
1.25%, 07/15/25		100	98,463
1.55%, 03/15/28		50	45,299
2.50%, 05/15/31		206	176,745

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Equinix, Inc. (continued)
3.90%, 04/15/32	USD	504	$ 465,247
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		889	899,483
5.30%, 01/15/29		212	210,866
3.25%, 01/15/32		738	633,488
5.63%, 09/15/34		290	284,677
6.25%, 09/15/54		496	490,794
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26		20	19,901
Kimco Realty OP LLC, 2.80%, 10/01/26		20	19,415
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)(f)		50	47,767
Prologis LP
4.63%, 01/15/33		40	38,604
5.25%, 06/15/53		40	37,540
Regency Centers LP
3.60%, 02/01/27		20	19,576
3.70%, 06/15/30		100	93,763
Rithm Capital Corp., 8.00%, 04/01/29(b)		149	150,775
Service Properties Trust
5.50%, 12/15/27		50	48,125
8.38%, 06/15/29		144	143,915
8.88%, 06/15/32(f)		148	144,108
Sun Communities Operating LP, 2.70%, 07/15/31		390	330,288
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		144	153,962
6.50%, 02/15/29		333	303,791
VICI Properties LP
4.75%, 02/15/28		100	99,264
4.95%, 02/15/30		777	763,825
5.13%, 11/15/31		612	597,912
5.13%, 05/15/32		1,628	1,582,759
6.13%, 04/01/54		310	306,763
VICI Properties LP/VICI Note Co., Inc.(b)
4.25%, 12/01/26		862	848,356
4.50%, 01/15/28		555	543,976
4.63%, 12/01/29		469	450,543
4.13%, 08/15/30		314	291,472
XHR LP(b)
4.88%, 06/01/29(f)		50	47,509
6.63%, 05/15/30		176	177,898
			13,691,117
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.70%, 03/25/26		730	706,207
1.65%, 02/01/28		260	237,740
3.10%, 02/01/43		125	90,126
4.35%, 06/15/45		45	37,063
5.45%, 03/01/47		231	218,284
4.50%, 03/09/48(f)		56	46,260
3.65%, 06/01/51		133	93,828
3.50%, 09/15/53		229	154,648
3.80%, 12/01/57		275	190,684
3.65%, 09/15/59		1,037	691,660
3.50%, 02/01/61		50	32,247
British Telecommunications PLC, 9.63%, 12/15/30		120	145,626
Cisco Systems, Inc.
4.85%, 02/26/29		150	151,165
5.30%, 02/26/54		205	198,516
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	USD	71	$ 69,256
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	24,736
Frontier Communications Holdings LLC, 6.75%, 05/01/29(b)		205	206,387
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		259	229,387
10.50%, 04/15/29		367	411,090
10.00%, 10/15/32		93	92,957
Lumen Technologies, Inc., 10.00%, 10/15/32(b)		208	207,480
SoftBank Group Corp., 7.00%, 07/08/31(d)		450	457,015
Sprint Capital Corp., 8.75%, 03/15/32		570	680,988
TELUS Corp., 2.80%, 02/16/27		75	72,092
Verizon Communications, Inc.
2.55%, 03/21/31		69	59,826
2.36%, 03/15/32		92	76,533
5.05%, 05/09/33		100	98,854
4.40%, 11/01/34		25	23,232
5.85%, 09/15/35		244	251,318
4.75%, 11/01/41		45	40,372
4.86%, 08/21/46		45	40,084
3.55%, 03/22/51		610	429,229
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		95	98,327
			6,563,217
Electric Utilities — 2.3%
AEP Texas, Inc.
4.70%, 05/15/32		214	205,120
5.40%, 06/01/33		72	71,506
3.45%, 05/15/51		126	84,280
5.25%, 05/15/52		120	107,407
Series G, 4.15%, 05/01/49		36	27,235
AEP Transmission Co. LLC
5.15%, 04/01/34		40	39,373
3.75%, 12/01/47		48	35,745
3.15%, 09/15/49		213	140,193
5.40%, 03/15/53		100	95,069
Series M, 3.65%, 04/01/50		41	29,621
Alabama Power Co.
5.85%, 11/15/33		80	83,027
4.30%, 01/02/46		71	58,791
3.13%, 07/15/51		103	67,244
Ameren Corp., 5.70%, 12/01/26		110	111,785
Ameren Illinois Co.
4.95%, 06/01/33		135	132,885
5.90%, 12/01/52		20	20,524
American Electric Power Co., Inc., 5.63%, 03/01/33		50	50,548
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	28,353
Arizona Public Service Co.
2.20%, 12/15/31		45	37,220
5.55%, 08/01/33		170	170,369
Baltimore Gas and Electric Co.
2.25%, 06/15/31		25	21,346
3.75%, 08/15/47		49	36,426
4.25%, 09/15/48		58	46,197
3.20%, 09/15/49		22	14,479
5.40%, 06/01/53		150	141,881
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		75	61,396
6.13%, 04/01/36		75	78,760
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co. (continued)
5.15%, 11/15/43	USD	45	$ 42,469
4.45%, 01/15/49		125	102,573
4.60%, 05/01/53		230	189,983
Black Hills Corp., 6.00%, 01/15/35(f)		80	82,314
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,144
4.95%, 04/01/33		250	244,618
5.15%, 03/01/34		50	49,368
4.50%, 04/01/44		20	17,275
Series AI, 4.45%, 10/01/32		25	23,858
Series AJ, 4.85%, 10/01/52		40	35,161
CenterPoint Energy, Inc., 1.45%, 06/01/26		50	47,925
Commonwealth Edison Co., 5.65%, 06/01/54		135	132,367
Connecticut Light and Power Co., 4.95%, 01/15/30		130	130,332
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/52		170	177,203
5.70%, 05/15/54		60	59,040
Series 2006-A, 5.85%, 03/15/36		100	103,561
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,295
6.50%, 10/01/53		25	26,222
Consumers Energy Co.
4.90%, 02/15/29		25	25,100
4.60%, 05/30/29		40	39,743
4.70%, 01/15/30		40	39,722
4.63%, 05/15/33		85	81,972
4.35%, 04/15/49		25	20,819
2.50%, 05/01/60		30	16,237
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(d)		391	403,238
Diamond II Ltd., 7.95%, 07/28/26(d)		450	457,172
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		39	41,758
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32		50	46,902
Series B, 5.95%, 06/15/35		100	102,536
Series F, 5.25%, 08/01/33		50	49,368
DTE Electric Co.
5.20%, 04/01/33		80	79,869
5.20%, 03/01/34		75	74,681
Series B, 3.65%, 03/01/52		20	14,577
DTE Energy Co., 4.88%, 06/01/28		125	124,908
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	19,693
3.70%, 12/01/47		504	374,669
3.20%, 08/15/49		302	201,505
3.45%, 04/15/51		62	42,558
3.55%, 03/15/52		45	31,609
5.35%, 01/15/53		30	28,400
5.40%, 01/15/54		150	142,861
Duke Energy Corp.
4.85%, 01/05/29		135	134,789
3.95%, 08/15/47		86	64,375
5.00%, 08/15/52(f)		80	69,290
6.10%, 09/15/53		200	201,458
5.80%, 06/15/54		180	174,350
Duke Energy Florida LLC
3.00%, 12/15/51		299	187,438
5.95%, 11/15/52		45	45,648
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,406
Duke Energy Ohio, Inc., 5.55%, 03/15/54		19	18,248
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC
3.40%, 04/01/32	USD	320	$ 287,343
5.25%, 03/15/33		50	49,985
2.50%, 08/15/50		286	164,185
2.90%, 08/15/51		50	30,836
5.35%, 03/15/53		206	193,565
Edison International
5.75%, 06/15/27(f)		206	200,806
4.13%, 03/15/28		20	18,576
6.95%, 11/15/29(f)		234	233,647
Entergy Arkansas LLC, 5.75%, 06/01/54		30	29,625
Entergy Corp., 2.80%, 06/15/30		20	17,860
Entergy Louisiana LLC, 4.20%, 09/01/48		250	197,393
Entergy Mississippi LLC
5.00%, 09/01/33		150	146,864
5.85%, 06/01/54		25	25,048
Entergy Texas, Inc.
1.75%, 03/15/31		50	41,563
5.80%, 09/01/53		100	99,800
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	20,729
5.70%, 03/15/53		40	39,324
Evergy Metro, Inc., 5.40%, 04/01/34		30	30,026
Eversource Energy
4.75%, 05/15/26		150	149,933
5.13%, 05/15/33		50	48,683
5.50%, 01/01/34		225	223,681
Exelon Corp.
3.35%, 03/15/32		110	97,291
5.60%, 03/15/53		40	38,152
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		554	541,182
Series C, 4.85%, 07/15/47		22	18,703
Series C, 3.40%, 03/01/50		813	544,706
FirstEnergy Transmission LLC
5.00%, 01/15/35		545	526,124
4.55%, 04/01/49(b)		422	353,604
Florida Power & Light Co.
5.05%, 04/01/28		30	30,325
5.10%, 04/01/33		110	109,279
5.95%, 02/01/38		75	78,570
5.96%, 04/01/39		25	26,132
4.05%, 10/01/44		60	48,751
3.99%, 03/01/49		134	104,583
3.15%, 10/01/49		100	66,886
2.88%, 12/04/51		225	140,009
5.30%, 04/01/53		190	179,522
Georgia Power Co.
4.70%, 05/15/32		172	167,284
4.95%, 05/17/33		204	199,563
5.13%, 05/15/52(f)		257	236,964
Series 2010-C, 4.75%, 09/01/40		50	45,472
Series B, 3.70%, 01/30/50		37	27,088
Idaho Power Co., 5.80%, 04/01/54		25	25,053
India Clean Energy Holdings, 4.50%, 04/18/27(d)		400	380,500
Indiana Michigan Power Co., 5.63%, 04/01/53		20	19,313
Interstate Power and Light Co., 4.10%, 09/26/28		50	48,714
Jersey Central Power & Light Co., 5.10%, 01/15/35(b)		49	47,732
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54		134	130,157
JSW Hydro Energy Ltd., 4.13%, 05/18/31(d)		221	198,295
Kentucky Utilities Co., 3.30%, 06/01/50		25	16,640

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co.
4.25%, 05/01/46	USD	125	$ 102,845
4.25%, 07/15/49		23	18,578
5.85%, 09/15/54		30	30,314
Minejesa Capital BV, 5.63%, 08/10/37(d)		300	283,596
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		381	366,472
National Grid PLC, 5.42%, 01/11/34		40	39,779
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,684
5.05%, 09/15/28		70	70,574
5.15%, 06/15/29		85	86,007
Nevada Power Co.
6.00%, 03/15/54		15	15,293
Series CC, 3.70%, 05/01/29		35	33,542
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		50	50,048
4.95%, 01/29/26		135	135,469
2.25%, 06/01/30		25	21,728
5.05%, 02/28/33		150	146,928
5.55%, 03/15/54		65	61,698
Northern States Power Co.
2.60%, 06/01/51		20	11,841
5.10%, 05/15/53		120	110,136
5.40%, 03/15/54		50	47,908
5.65%, 06/15/54		35	34,865
NSTAR Electric Co., 4.95%, 09/15/52		50	44,543
Oglethorpe Power Corp.
5.05%, 10/01/48		10	8,827
6.20%, 12/01/53		75	77,249
Ohio Power Co.
5.65%, 06/01/34		240	241,376
4.00%, 06/01/49		36	27,007
Series P, 2.60%, 04/01/30		255	227,130
Series Q, 1.63%, 01/15/31		47	38,554
Series R, 2.90%, 10/01/51		169	101,569
Oklahoma Gas and Electric Co.
5.40%, 01/15/33		75	75,855
5.60%, 04/01/53		40	38,654
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		70	63,131
5.65%, 11/15/33		50	51,241
5.30%, 06/01/42		105	101,020
Pacific Gas and Electric Co.
3.15%, 01/01/26		55	53,985
2.95%, 03/01/26		65	63,589
3.30%, 03/15/27		150	143,964
6.10%, 01/15/29		50	50,714
3.25%, 06/01/31		100	87,360
6.95%, 03/15/34		200	212,624
5.80%, 05/15/34		181	179,585
4.50%, 07/01/40		60	49,612
4.75%, 02/15/44		100	82,315
4.95%, 07/01/50		304	250,254
3.50%, 08/01/50		115	75,236
5.25%, 03/01/52		202	172,101
6.75%, 01/15/53		373	385,742
6.70%, 04/01/53		355	365,224
5.90%, 10/01/54		65	60,465
PacifiCorp.
5.10%, 02/15/29		225	226,427
5.30%, 02/15/31		60	60,227
5.35%, 12/01/53		20	18,080
5.50%, 05/15/54		30	27,651
Security		Par (000)	Value
Electric Utilities (continued)
PECO Energy Co.
2.85%, 09/15/51	USD	170	$ 105,317
4.60%, 05/15/52		54	46,141
4.38%, 08/15/52		40	32,966
5.25%, 09/15/54		55	51,439
PG&E Corp., 5.25%, 07/01/30		1,091	1,026,020
Potomac Electric Power Co., 5.20%, 03/15/34		140	138,939
PPL Electric Utilities Corp.
4.85%, 02/15/34		105	102,519
5.25%, 05/15/53		40	37,889
Public Service Co. of Colorado
1.88%, 06/15/31		75	62,054
5.25%, 04/01/53		20	18,388
5.75%, 05/15/54		65	63,984
Series 39, 4.50%, 06/01/52		60	49,743
Public Service Co. of Oklahoma, 5.25%, 01/15/33		50	49,447
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	77,507
5.20%, 08/01/33		50	50,154
5.20%, 03/01/34(f)		65	64,953
4.85%, 08/01/34		75	72,837
3.95%, 05/01/42		60	48,967
5.45%, 08/01/53		100	97,140
Public Service Enterprise Group, Inc., 2.45%, 11/15/31		100	84,725
Puget Sound Energy, Inc.
4.22%, 06/15/48		100	79,876
5.45%, 06/01/53		10	9,475
5.69%, 06/15/54		30	29,517
San Diego Gas & Electric Co.
5.35%, 04/01/53(f)		90	83,545
5.55%, 04/15/54		69	65,465
Series VVV, 1.70%, 10/01/30		100	83,479
Sempra, 4.00%, 02/01/48		100	73,848
Sierra Pacific Power Co., 5.90%, 03/15/54		30	30,009
Southern California Edison Co.
5.30%, 03/01/28		602	603,024
2.25%, 06/01/30		204	174,805
5.45%, 06/01/31		165	164,225
5.63%, 02/01/36		78	75,417
5.50%, 03/15/40		35	32,435
3.45%, 02/01/52		80	52,312
5.70%, 03/01/53		150	137,242
5.88%, 12/01/53(f)		20	18,773
5.75%, 04/15/54		20	18,591
Series 05-B, 5.55%, 01/15/36		40	37,881
Series 05-E, 5.35%, 07/15/35		20	19,310
Series 06-E, 5.55%, 01/15/37		33	31,500
Southern Co.
3.25%, 07/01/26		250	245,299
4.85%, 06/15/28		95	95,208
5.70%, 03/15/34		70	71,278
4.85%, 03/15/35		460	437,099
4.25%, 07/01/36		21	18,820
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(a)		100	97,095
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(a)		60	59,092
Southwestern Electric Power Co.
5.30%, 04/01/33		10	9,891
Series M, 4.10%, 09/15/28		95	92,543
Series N, 1.65%, 03/15/26		50	48,302
System Energy Resources, Inc., 5.30%, 12/15/34		540	527,695
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Tampa Electric Co., 4.90%, 03/01/29	USD	25	$ 25,042
Tucson Electric Power Co., 5.50%, 04/15/53		10	9,537
Union Electric Co.
5.20%, 04/01/34		50	49,649
5.45%, 03/15/53		110	104,912
5.13%, 03/15/55		195	178,019
Virginia Electric and Power Co.
6.35%, 11/30/37		50	53,351
4.60%, 12/01/48		125	105,341
2.45%, 12/15/50		183	102,093
5.45%, 04/01/53		119	112,470
5.70%, 08/15/53		95	92,919
5.55%, 08/15/54(f)		32	30,580
Series A, 3.80%, 04/01/28		200	194,370
Series B, 3.75%, 05/15/27		100	98,009
Series D, 4.65%, 08/15/43		125	109,781
Vistra Operations Co. LLC(b)
5.05%, 12/30/26		115	115,102
6.95%, 10/15/33		31	33,273
6.00%, 04/15/34		562	567,631
5.70%, 12/30/34		770	760,309
WEC Energy Group, Inc., 5.60%, 09/12/26		21	21,272
Wisconsin Power and Light Co., 3.95%, 09/01/32		135	125,189
Xcel Energy, Inc.
4.60%, 06/01/32		55	52,451
5.50%, 03/15/34		100	99,176
			27,761,725
Electrical Equipment — 0.0%
Regal Rexnord Corp., 6.40%, 04/15/33		50	51,740
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., 2.20%, 09/15/31		120	100,919
Arrow Electronics, Inc., 3.88%, 01/12/28		95	91,916
Avnet, Inc., 6.25%, 03/15/28		45	46,399
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		670	622,394
3.57%, 12/01/31(f)		370	330,790
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)(f)		15	15,528
Emerson Electric Co., 2.00%, 12/21/28		50	45,381
Flex Ltd., 5.25%, 01/15/32		549	540,518
Fortive Corp., 3.15%, 06/15/26		25	24,484
Honeywell International, Inc.
4.88%, 09/01/29		25	25,227
4.50%, 01/15/34		370	353,062
5.00%, 03/01/35		100	98,149
5.25%, 03/01/54		59	55,345
5.35%, 03/01/64		68	63,820
Jabil, Inc., 4.25%, 05/15/27		100	98,760
Keysight Technologies, Inc., 4.95%, 10/15/34		185	177,665
NCR Atleos Corp., 9.50%, 04/01/29(b)		178	193,939
TD SYNNEX Corp., 1.75%, 08/09/26		175	166,926
Xerox Holdings Corp., 5.50%, 08/15/28(b)		150	127,885
			3,179,107
Energy Equipment & Services(b) — 0.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29		64	68,500
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29		97	99,263
			167,763
Entertainment — 0.0%
Odeon Finco PLC, 12.75%, 11/01/27(b)		125	131,559
Security		Par (000)	Value
Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	USD	71	$ 52,806
Warnermedia Holdings, Inc.
4.28%, 03/15/32		25	22,075
5.05%, 03/15/42		125	100,604
5.14%, 03/15/52		225	167,824
			474,868
Environmental, Maintenance & Security Service — 0.1%
Republic Services, Inc.
2.30%, 03/01/30		50	44,213
5.20%, 11/15/34		335	333,854
3.05%, 03/01/50		380	255,528
Reworld Holding Corp., 4.88%, 12/01/29(b)		52	48,426
Waste Connections, Inc.
2.60%, 02/01/30		150	134,755
2.20%, 01/15/32		25	20,735
3.20%, 06/01/32		85	74,810
Waste Management, Inc.
4.95%, 07/03/31		535	536,769
4.88%, 02/15/34		50	49,178
			1,498,268
Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	230,402
3.30%, 01/30/32		300	263,146
Air Lease Corp.
3.63%, 12/01/27		50	48,458
4.63%, 10/01/28		100	98,815
Ally Financial, Inc.(a)
(1-day SOFR + 2.82%), 6.85%, 01/03/30		75	78,412
(1-day SOFR + 3.26%), 6.99%, 06/13/29		20	20,982
(5-year CMT + 2.45%), 6.65%, 01/17/40		140	138,448
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(b)		415	417,283
Burford Capital Global Finance LLC(b)
6.88%, 04/15/30		15	15,077
9.25%, 07/01/31		130	139,270
Coinbase Global, Inc.(b)
3.38%, 10/01/28		180	162,804
3.63%, 10/01/31(f)		93	80,448
Credit Acceptance Corp., 9.25%, 12/15/28(b)(f)		109	116,146
Encore Capital Group, Inc., 9.25%, 04/01/29(b)		125	133,960
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		50	52,187
Intercontinental Exchange, Inc.
3.75%, 12/01/25		275	273,346
3.75%, 09/21/28		20	19,327
4.95%, 06/15/52		75	67,379
LD Holdings Group LLC, 8.75%, 11/01/27(b)		143	137,520
Nasdaq, Inc.
5.65%, 06/28/25		20	20,075
5.35%, 06/28/28		20	20,326
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(b)		80	80,183
ORIX Corp., 5.20%, 09/13/32		50	50,051
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		46	48,164
7.13%, 11/15/30		60	61,390
UWM Holdings LLC, 6.63%, 02/01/30(b)(f)		138	138,282
			2,911,881

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	USD	50	$ 48,496
4.50%, 08/15/33		20	19,006
Bunge Ltd. Finance Corp., 2.75%, 05/14/31		25	21,886
General Mills, Inc., 4.95%, 03/29/33		25	24,450
Hershey Co., 2.30%, 08/15/26		35	33,942
J.M. Smucker Co.
3.38%, 12/15/27		20	19,354
4.25%, 03/15/35		150	136,013
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27		75	71,478
5.13%, 02/01/28		50	49,957
5.75%, 04/01/33		116	116,717
Kraft Heinz Foods Co., 5.20%, 07/15/45		45	40,992
Kroger Co.
5.00%, 09/15/34		140	135,844
5.50%, 09/15/54		110	103,070
Pilgrim’s Pride Corp.
6.25%, 07/01/33		640	656,405
6.88%, 05/15/34		200	213,922
Sysco Corp., 3.25%, 07/15/27		25	24,163
The Campbell’s Co., 5.20%, 03/19/27		25	25,257
Tyson Foods, Inc., 5.10%, 09/28/48		50	44,349
United Natural Foods, Inc., 6.75%, 10/15/28(b)		126	125,055
			1,910,356
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)(f)		161	159,668
Atmos Energy Corp.
5.90%, 11/15/33		50	52,220
4.13%, 10/15/44		30	24,520
6.20%, 11/15/53		30	31,934
CenterPoint Energy Resources Corp., 4.40%, 07/01/32		14	13,249
National Fuel Gas Co., 5.50%, 01/15/26		100	100,494
NiSource, Inc.
5.40%, 06/30/33		68	67,724
5.35%, 04/01/34		140	139,026
5.00%, 06/15/52		45	39,681
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	47,306
2.50%, 03/15/31		52	44,641
5.40%, 06/15/33		100	99,843
Southern California Gas Co.
6.35%, 11/15/52(f)		15	15,870
5.75%, 06/01/53		100	98,133
Southern Co. Gas Capital Corp.
5.75%, 09/15/33		25	25,625
4.95%, 09/15/34		30	28,851
5.88%, 03/15/41		20	20,117
Series 20-A, 1.75%, 01/15/31		60	49,706
Southwest Gas Corp.
3.70%, 04/01/28		150	144,183
4.05%, 03/15/32		125	115,480
			1,318,271
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44		45	41,430
3.05%, 02/15/51		182	118,945
2.88%, 06/15/52		280	174,584
4.45%, 01/15/53		50	42,058
Security		Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
5.20%, 04/15/54	USD	460	$ 434,138
5.50%, 03/15/55		66	64,773
Canadian National Railway Co., 6.20%, 06/01/36		125	134,088
CSX Corp.
6.22%, 04/30/40		175	187,927
4.90%, 03/15/55(f)		217	194,471
Norfolk Southern Corp.
2.90%, 06/15/26		25	24,471
4.84%, 10/01/41		150	136,879
3.40%, 11/01/49		36	25,034
2.90%, 08/25/51		50	31,011
5.35%, 08/01/54(f)		52	49,324
3.16%, 05/15/55		338	214,884
Union Pacific Corp.
3.75%, 07/15/25		25	24,917
2.40%, 02/05/30		185	165,527
2.80%, 02/14/32		20	17,419
4.50%, 01/20/33		75	72,389
3.84%, 03/20/60		286	205,329
3.85%, 02/14/72		44	30,401
			2,389,999
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46		355	331,471
Agilent Technologies, Inc., 2.30%, 03/12/31		54	46,203
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		147	153,903
Baxter International, Inc.
2.60%, 08/15/26		50	48,466
3.95%, 04/01/30		20	19,021
2.54%, 02/01/32		50	42,082
Boston Scientific Corp., 2.65%, 06/01/30		25	22,415
Revvity, Inc., 3.30%, 09/15/29		25	23,149
Solventum Corp., 6.00%, 05/15/64		197	191,506
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28		80	81,300
			959,516
Health Care Providers & Services — 0.9%
Adventist Health System, 5.43%, 03/01/32(f)		50	49,868
Allina Health System, Series 2019, 3.89%, 04/15/49		50	38,281
Banner Health, 2.34%, 01/01/30		50	44,511
Baylor Scott & White Holdings, 4.19%, 11/15/45		50	41,843
Centene Corp., 4.63%, 12/15/29		75	71,392
Cigna Group
4.38%, 10/15/28		90	88,443
4.90%, 12/15/48		145	124,257
CommonSpirit Health
3.91%, 10/01/50(f)		50	37,048
6.46%, 11/01/52		35	37,408
Dignity Health, 4.50%, 11/01/42		50	42,674
Elevance Health, Inc.
4.10%, 03/01/28		50	49,056
4.65%, 01/15/43		125	108,758
4.38%, 12/01/47		125	100,841
3.13%, 05/15/50		137	87,833
3.60%, 03/15/51		117	81,424
5.70%, 02/15/55		64	61,607
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	34,839
HCA, Inc.
5.25%, 06/15/26		106	106,280
5.38%, 09/01/26		480	482,336
5.45%, 04/01/31		1,955	1,964,575
3.63%, 03/15/32		120	106,881
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.60%, 04/01/34	USD	230	$ 227,965
5.45%, 09/15/34		106	103,836
5.13%, 06/15/39		80	73,556
5.50%, 06/15/47		115	105,460
4.63%, 03/15/52		675	534,035
5.90%, 06/01/53		377	358,995
6.00%, 04/01/54		125	120,644
5.95%, 09/15/54		745	712,887
6.10%, 04/01/64		100	95,698
Humana, Inc.
1.35%, 02/03/27		35	32,688
5.75%, 03/01/28		200	204,535
4.88%, 04/01/30		50	49,260
IQVIA, Inc., 6.25%, 02/01/29		45	46,569
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	46,165
4.15%, 05/01/47		50	40,990
Laboratory Corp. of America Holdings, 4.80%, 10/01/34		580	549,753
LifePoint Health, Inc., 8.38%, 02/15/32(b)(f)		48	48,447
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50(f)		50	32,638
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	36,476
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	30,560
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	62,719
Novant Health, Inc., 2.64%, 11/01/36		50	38,367
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		50	38,504
Quest Diagnostics, Inc.
4.60%, 12/15/27		650	648,918
4.63%, 12/15/29		800	790,543
Select Medical Corp., 6.25%, 12/01/32(b)(f)		49	48,138
Sharp HealthCare, Series 20B, 2.68%, 08/01/50		100	60,798
Sutter Health, 5.55%, 08/15/53(f)		100	100,578
UnitedHealth Group, Inc.
4.25%, 03/15/43		120	101,163
5.88%, 02/15/53		380	381,212
5.63%, 07/15/54		125	121,506
3.88%, 08/15/59		353	249,920
5.75%, 07/15/64		207	201,382
Universal Health Services, Inc.
4.63%, 10/15/29		50	48,350
5.05%, 10/15/34		370	344,610
			10,448,020
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	39,138
4.00%, 02/01/50		200	149,414
Healthpeak OP LLC, 4.00%, 06/01/25		20	19,945
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26(f)		55	55,010
5.00%, 10/15/27(f)		88	78,807
4.63%, 08/01/29(f)		96	73,339
02/15/32(c)		35	35,543
Omega Healthcare Investors, Inc., 3.38%, 02/01/31		100	89,145
Ventas Realty LP
4.13%, 01/15/26		20	19,859
Security		Par (000)	Value
Health Care REITs (continued)
Ventas Realty LP (continued)
5.00%, 01/15/35	USD	385	$ 368,389
Welltower OP LLC, 3.85%, 06/15/32		20	18,327
			946,916
Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.
4.35%, 10/15/27		205	202,811
4.55%, 10/15/29		205	200,642
6.30%, 10/10/33		310	325,206
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)		200	205,598
Grupo Posadas SAB de CV, (5.00% Cash or 7.00% PIK), 8.00%, 12/30/27		16	14,032
Hyatt Hotels Corp.
5.75%, 01/30/27		200	203,242
5.38%, 12/15/31		920	917,138
Las Vegas Sands Corp.
6.00%, 08/15/29		75	76,040
6.20%, 08/15/34		55	55,383
Marriott International, Inc.
5.45%, 09/15/26		100	101,149
5.55%, 10/15/28		250	255,667
5.30%, 05/15/34		370	366,699
5.35%, 03/15/35		500	492,199
Series HH, 2.85%, 04/15/31		355	312,156
McDonald’s Corp.
3.80%, 04/01/28		50	48,763
3.63%, 09/01/49		300	217,772
5.15%, 09/09/52		50	46,005
Melco Resorts Finance Ltd., 5.75%, 07/21/28(d)		200	191,188
MGM China Holdings Ltd., 7.13%, 06/26/31(d)		500	510,355
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)(f)		50	47,674
Starbucks Corp., 4.80%, 02/15/33		275	269,628
Studio City Co. Ltd., 7.00%, 02/15/27(d)		200	201,626
Wynn Macau Ltd., 5.63%, 08/26/28(d)		200	193,250
			5,454,223
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 04/01/30		52	47,890
Series B, 6.63%, 01/15/28		96	96,342
Beazer Homes USA, Inc., 7.25%, 10/15/29(f)		93	94,150
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		51	47,481
D.R. Horton, Inc., 5.00%, 10/15/34		322	311,693
Forestar Group, Inc., 5.00%, 03/01/28(b)		49	47,533
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		194	210,895
Lennar Corp., 4.75%, 11/29/27		10	9,988
LGI Homes, Inc.(b)
8.75%, 12/15/28		45	47,686
7.00%, 11/15/32(f)		48	47,760
Mattamy Group Corp.(b)
5.25%, 12/15/27		49	48,006
4.63%, 03/01/30		51	47,617
MDC Holdings, Inc., 3.97%, 08/06/61(f)		15	11,252
NVR, Inc., 3.00%, 05/15/30		1,300	1,172,885
PulteGroup, Inc., 5.50%, 03/01/26		50	50,272

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29(b)	USD	44	$ 46,962
Whirlpool Corp., 4.75%, 02/26/29		155	152,412
			2,490,824
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50		15	9,652
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		100	105,890
Continuum Energy Pte. Ltd., (12.85% Cash or 7.85% PIK), 5.00%, 09/13/27(h)		210	216,343
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)		199	192,885
Greenko Power II Ltd., 4.30%, 12/13/28(d)		250	234,743
India Green Power Holdings, 4.00%, 02/22/27(d)		233	222,534
NRG Energy, Inc.(b)
4.45%, 06/15/29		98	94,107
7.00%, 03/15/33		802	862,220
6.25%, 11/01/34		427	420,741
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		200	196,036
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(b)(g)		44	29,342
			2,574,841
Industrial Conglomerates — 0.0%
3M Co., 3.38%, 03/01/29		75	71,039
Carlisle Cos., Inc., 2.75%, 03/01/30		25	22,520
Eaton Corp., 4.00%, 11/02/32		20	18,694
Parker-Hannifin Corp., 4.10%, 03/01/47		75	60,792
			173,045
Insurance — 0.7%
Aflac, Inc., 4.75%, 01/15/49		10	8,682
Alleghany Corp., 3.63%, 05/15/30		25	23,589
Allstate Corp.
5.05%, 06/24/29		275	276,676
5.25%, 03/30/33		100	99,516
5.55%, 05/09/35		50	50,516
American International Group, Inc.
5.13%, 03/27/33		40	39,634
4.80%, 07/10/45		150	133,224
4.75%, 04/01/48(f)		41	36,008
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		25	18,431
Arthur J Gallagher & Co.
3.50%, 05/20/51		80	55,206
3.05%, 03/09/52		45	27,920
6.75%, 02/15/54		89	98,130
5.75%, 07/15/54		250	244,679
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		226	235,296
Athene Holding Ltd., 3.95%, 05/25/51		5	3,577
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		57	58,304
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		80	70,078
3.85%, 03/15/52		190	143,215
Brighthouse Financial, Inc., 3.85%, 12/22/51		30	19,723
Brown & Brown, Inc., 4.95%, 03/17/52		430	364,170
Corebridge Financial, Inc.
3.90%, 04/05/32		20	18,217
4.35%, 04/05/42		40	33,366
Enstar Group Ltd., 3.10%, 09/01/31		1,380	1,178,423
Security		Par (000)	Value
Insurance (continued)
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	USD	400	$ 268,477
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		140	143,098
6.10%, 03/15/55(b)		172	169,659
Fidelity National Financial, Inc.
2.45%, 03/15/31		310	262,593
3.20%, 09/17/51		120	73,250
Lincoln National Corp.
3.80%, 03/01/28		100	96,778
3.40%, 01/15/31		20	18,138
Loews Corp., 3.75%, 04/01/26		75	74,259
Manulife Financial Corp.
2.48%, 05/19/27		20	19,063
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(a)		75	73,288
Markel Group, Inc., 6.00%, 05/16/54		245	243,447
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		100	98,386
2.38%, 12/15/31		100	84,368
4.90%, 03/15/49		490	438,458
2.90%, 12/15/51		106	65,564
5.70%, 09/15/53		125	124,894
5.45%, 03/15/54		90	86,274
5.40%, 03/15/55		25	23,774
MetLife, Inc.
5.38%, 07/15/33		25	25,285
4.05%, 03/01/45		35	28,030
Old Republic International Corp., 3.88%, 08/26/26		75	73,938
Principal Financial Group, Inc.
5.38%, 03/15/33		39	39,190
5.50%, 03/15/53		110	104,593
Progressive Corp., 3.70%, 03/15/52		80	58,635
Prudential Financial, Inc.
3.94%, 12/07/49		125	94,256
3.70%, 03/13/51		170	123,294
Prudential Funding Asia PLC, 3.13%, 04/14/30		50	45,671
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		1,070	1,074,257
Travelers Cos., Inc.
4.60%, 08/01/43		25	22,075
5.45%, 05/25/53		20	19,322
Unum Group
4.50%, 12/15/49		50	39,713
4.13%, 06/15/51		140	104,510
Willis North America, Inc., 5.90%, 03/05/54		650	637,630
			8,090,747
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.45%, 08/15/52		20	16,846
5.60%, 05/15/53		170	169,480
5.40%, 08/15/54		75	72,765
4.65%, 08/15/62		490	413,937
5.75%, 05/15/63		250	251,049
Netflix, Inc.
5.88%, 11/15/28		75	77,853
5.40%, 08/15/54		60	58,600
			1,060,530
Internet Software & Services — 0.2%
Alphabet, Inc.
1.90%, 08/15/40		60	39,268
2.25%, 08/15/60(f)		35	18,917
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Amazon.com, Inc.
3.60%, 04/13/32	USD	120	$ 110,965
4.05%, 08/22/47		25	20,609
2.50%, 06/03/50		212	126,535
4.10%, 04/13/62		274	215,330
Booking Holdings, Inc., 3.55%, 03/15/28		20	19,384
Cogent Communications Group LLC, 7.00%, 06/15/27(b)		160	161,809
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(b)		70	70,861
eBay, Inc., 2.70%, 03/11/30		190	170,988
Expedia Group, Inc., 4.63%, 08/01/27		60	59,760
Rakuten Group, Inc.
11.25%, 02/15/27(b)		175	191,278
9.75%, 04/15/29(d)		400	436,878
9.75%, 04/15/29(b)		212	231,545
Uber Technologies, Inc., 5.35%, 09/15/54		87	80,448
VeriSign, Inc., 2.70%, 06/15/31		1,140	982,441
Wayfair LLC, 7.25%, 10/31/29(b)		57	58,163
			2,995,179
IT Services — 0.5%
Accenture Capital, Inc., 4.50%, 10/04/34		130	123,702
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29		20	18,128
2.60%, 05/01/31		450	387,404
CGI, Inc., 1.45%, 09/14/26		25	23,734
Dye & Durham Ltd., 8.63%, 04/15/29(b)		120	125,419
Fidelity National Information Services, Inc.
1.15%, 03/01/26		35	33,710
1.65%, 03/01/28		25	22,733
Fiserv, Inc.
5.45%, 03/02/28		80	81,381
5.38%, 08/21/28		100	101,589
5.60%, 03/02/33		665	673,748
5.63%, 08/21/33		770	783,302
5.45%, 03/15/34		610	609,533
4.40%, 07/01/49		60	48,834
Gartner, Inc.(b)
4.50%, 07/01/28		415	405,177
3.63%, 06/15/29		839	785,430
IBM International Capital Pte. Ltd., 5.30%, 02/05/54(f)		100	91,988
International Business Machines Corp.
2.20%, 02/09/27		815	777,181
5.88%, 11/29/32		40	42,149
4.25%, 05/15/49		235	189,730
5.10%, 02/06/53		430	392,715
Kyndryl Holdings, Inc., 2.05%, 10/15/26		25	23,846
Leidos, Inc., 3.63%, 05/15/25		85	84,727
			5,826,160
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(b)(f)		147	151,006
Hasbro, Inc.
3.50%, 09/15/27		20	19,315
3.90%, 11/19/29		50	47,136
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		68	68,373
11.25%, 12/15/27		55	58,677
10.75%, 11/15/29(f)		72	74,280
			418,787
Security		Par (000)	Value
Machinery — 0.3%
Caterpillar Financial Services Corp., 5.40%, 03/10/25	USD	65	$ 65,077
Caterpillar, Inc.
3.25%, 09/19/49		92	64,427
3.25%, 04/09/50		50	34,799
CNH Industrial Capital LLC
4.55%, 04/10/28		20	19,799
5.50%, 01/12/29		50	50,907
IDEX Corp.
3.00%, 05/01/30		430	389,554
2.63%, 06/15/31		1,515	1,307,455
John Deere Capital Corp.
4.75%, 01/20/28		60	60,477
2.00%, 06/17/31		145	122,613
5.05%, 06/12/34		75	74,612
nVent Finance SARL, 5.65%, 05/15/33		320	318,736
Otis Worldwide Corp., 2.57%, 02/15/30		60	53,591
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	97,927
2.30%, 03/15/30		65	56,734
Terex Corp., 6.25%, 10/15/32(b)		60	59,351
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28		210	208,384
5.61%, 03/11/34		380	384,169
Xylem, Inc., 3.25%, 11/01/26		50	48,810
			3,417,422
Media — 0.5%
AMC Networks, Inc.
10.25%, 01/15/29(b)		45	48,038
4.25%, 02/15/29(f)		60	47,527
4.25%, 02/15/29(b)(i)		46	46,230
Cable One, Inc., 4.00%, 11/15/30(b)(f)		157	128,351
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
6.38%, 09/01/29		201	201,118
7.38%, 03/01/31(f)		194	198,618
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45		315	299,703
3.70%, 04/01/51		409	256,285
3.90%, 06/01/52		604	388,216
3.85%, 04/01/61(f)		414	250,129
3.95%, 06/30/62		132	80,872
5.50%, 04/01/63		340	272,127
Comcast Corp.
4.15%, 10/15/28		300	294,002
4.65%, 02/15/33		105	101,221
3.75%, 04/01/40(f)		110	88,777
2.80%, 01/15/51		18	10,676
2.45%, 08/15/52		75	40,543
2.94%, 11/01/56		366	212,254
4.95%, 10/15/58		225	193,071
2.65%, 08/15/62		83	43,068
2.99%, 11/01/63		245	137,202
Directv Financing LLC, 8.88%, 02/01/30(b)(f)		192	189,919
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(f)		109	107,941
Discovery Communications LLC, 3.95%, 03/20/28		275	262,255
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	307,754
3.45%, 03/01/32		407	360,641
Fox Corp.
3.05%, 04/07/25		300	299,173

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Fox Corp. (continued)
6.50%, 10/13/33	USD	280	$ 295,544
Nexstar Media, Inc., 4.75%, 11/01/28(b)(f)		83	78,264
Paramount Global
3.70%, 10/04/26		81	78,507
2.90%, 01/15/27		200	191,894
3.38%, 02/15/28		54	51,206
4.20%, 05/19/32		90	80,213
4.38%, 03/15/43		27	20,084
5.85%, 09/01/43		254	223,606
5.25%, 04/01/44		21	16,916
4.90%, 08/15/44		15	11,575
4.60%, 01/15/45		24	17,987
Sinclair Television Group, Inc.(b)
5.50%, 03/01/30		218	152,055
4.13%, 12/01/30		145	101,761
02/15/33(c)		65	65,361
TEGNA, Inc., 4.63%, 03/15/28		146	139,837
Time Warner Cable LLC, 4.50%, 09/15/42		135	103,484
Univision Communications, Inc., 8.00%, 08/15/28(b)		50	51,113
			6,545,118
Metals & Mining — 0.4%
Anglo American Capital PLC(b)
5.63%, 04/01/30		200	202,604
5.50%, 05/02/33		230	228,834
ArcelorMittal SA, 6.80%, 11/29/32		50	53,433
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		235	235,462
5.25%, 09/08/30		250	254,689
4.90%, 02/28/33		75	73,900
5.25%, 09/08/33		50	50,133
5.00%, 09/30/43		75	69,742
Cleveland-Cliffs, Inc., 7.38%, 05/01/33(b)		165	164,088
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	46,511
Glencore Funding LLC(b)
6.38%, 10/06/30		342	360,268
2.85%, 04/27/31		270	235,268
Kinross Gold Corp., 4.50%, 07/15/27		20	19,748
Mineral Resources Ltd., 9.25%, 10/01/28(b)		45	47,594
Novelis, Inc., 6.88%, 01/30/30(b)		55	56,307
Nucor Corp., 3.13%, 04/01/32		70	61,536
Precision Castparts Corp., 3.25%, 06/15/25		35	34,832
Reliance, Inc.
1.30%, 08/15/25		200	196,286
2.15%, 08/15/30		790	679,196
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		150	136,030
Samarco Mineracao SA(g)
(9.00% PIK), 9.00%, 06/30/31(d)		46	44,738
(9.00% PIK), 9.00%, 06/30/31(b)(f)		38	36,823
Southern Copper Corp.
5.25%, 11/08/42		350	316,666
5.88%, 04/23/45		520	502,939
Steel Dynamics, Inc., 3.25%, 10/15/50		140	91,830
SunCoke Energy, Inc., 4.88%, 06/30/29(b)		125	115,246
Taseko Mines Ltd., 8.25%, 05/01/30(b)		35	35,829
Vale Overseas Ltd., 6.40%, 06/28/54		4	3,958
Security		Par (000)	Value
Metals & Mining (continued)
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)	USD	200	$ 208,050
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		3	2,852
			4,565,392
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29		25	25,751
Starwood Property Trust, Inc., 7.25%, 04/01/29		48	49,583
			75,334
Office REITs — 0.0%
Boston Properties LP, 2.45%, 10/01/33		25	19,306
Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp.(b)
7.63%, 02/01/29		153	156,916
5.38%, 03/01/30(f)		713	697,745
APA Corp., 4.75%, 04/15/43(b)		43	33,719
Boardwalk Pipelines LP
5.95%, 06/01/26		50	50,604
4.80%, 05/03/29		25	24,777
BP Capital Markets America, Inc.
5.23%, 11/17/34		100	98,690
3.06%, 06/17/41		80	57,940
California Resources Corp., 8.25%, 06/15/29(b)		238	244,684
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		127	123,168
Cameron LNG LLC(b)
3.30%, 01/15/35		569	470,861
3.40%, 01/15/38		35	28,934
Canadian Natural Resources Ltd.
2.95%, 07/15/30		20	17,866
5.40%, 12/15/34(b)		360	348,022
6.50%, 02/15/37		10	10,376
6.25%, 03/15/38		200	204,640
4.95%, 06/01/47		30	25,488
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		339	340,891
3.70%, 11/15/29		130	122,245
2.74%, 12/31/39		606	481,987
Cheniere Energy Partners LP
4.00%, 03/01/31(f)		990	916,435
3.25%, 01/31/32		95	82,419
5.75%, 08/15/34		318	318,646
Cheniere Energy, Inc.
4.63%, 10/15/28		10	9,801
5.65%, 04/15/34		1,502	1,501,511
Chevron Corp.
3.33%, 11/17/25		50	49,628
2.95%, 05/16/26		25	24,576
3.08%, 05/11/50		229	151,677
Chevron USA, Inc., 2.34%, 08/12/50		101	57,226
Civitas Resources, Inc.(b)
5.00%, 10/15/26		48	47,743
8.38%, 07/01/28		143	149,559
8.75%, 07/01/31		295	311,125
Comstock Resources, Inc., 6.75%, 03/01/29(b)		99	97,165
ConocoPhillips, 5.90%, 05/15/38		50	51,485
ConocoPhillips Co.
3.80%, 03/15/52		62	45,085
5.50%, 01/15/55(f)		32	30,274
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued)
4.03%, 03/15/62	USD	131	$ 94,415
Continental Resources, Inc., 4.90%, 06/01/44		5	4,048
Coterra Energy, Inc.
3.90%, 05/15/27		25	24,479
5.60%, 03/15/34		300	299,060
5.40%, 02/15/35		115	111,794
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		55	55,381
7.38%, 01/15/33		410	409,280
CVR Energy, Inc., 8.50%, 01/15/29(b)(f)		75	73,419
DCP Midstream Operating LP, 5.13%, 05/15/29		25	24,986
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)		222	232,834
Devon Energy Corp.
5.20%, 09/15/34		860	815,823
5.60%, 07/15/41		202	186,027
5.75%, 09/15/54(f)		276	249,227
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		197	205,335
Diamondback Energy, Inc.
3.25%, 12/01/26		1,127	1,098,505
3.50%, 12/01/29		1,268	1,183,994
3.13%, 03/24/31		887	792,026
6.25%, 03/15/33		578	602,360
4.40%, 03/24/51		104	80,864
4.25%, 03/15/52		351	264,399
6.25%, 03/15/53		196	195,973
5.75%, 04/18/54		599	562,416
5.90%, 04/18/64		805	755,819
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54		144	136,542
6.20%, 01/15/55		35	35,907
Ecopetrol SA
7.75%, 02/01/32		30	29,400
8.88%, 01/13/33		8	8,220
8.38%, 01/19/36		4	3,882
Enbridge, Inc.
4.25%, 12/01/26		215	213,194
5.70%, 03/08/33		100	101,313
5.50%, 12/01/46		20	19,095
Energy Transfer LP
5.50%, 06/01/27		475	481,046
4.95%, 05/15/28		25	25,036
5.25%, 07/01/29(f)		230	231,136
3.75%, 05/15/30		150	140,171
7.38%, 02/01/31(b)		613	642,331
5.60%, 09/01/34		370	367,790
7.50%, 07/01/38		30	34,044
6.05%, 06/01/41		20	19,882
5.40%, 10/01/47		290	260,214
5.00%, 05/15/50		90	76,462
5.95%, 05/15/54		806	775,487
6.05%, 09/01/54		207	201,716
EnLink Midstream Partners LP, 4.85%, 07/15/26		50	49,816
Enterprise Products Operating LLC
6.45%, 09/01/40		200	215,657
Series D, 6.88%, 03/01/33		125	138,014
EOG Resources, Inc., 5.65%, 12/01/54		70	67,985
EQM Midstream Partners LP(b)
7.50%, 06/01/27		145	148,638
6.50%, 07/01/27		280	285,758
4.50%, 01/15/29		293	282,455
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP(b) (continued)
7.50%, 06/01/30	USD	554	$ 596,742
4.75%, 01/15/31		549	522,699
EQT Corp.
3.13%, 05/15/26(b)		253	247,201
3.90%, 10/01/27		35	34,078
5.70%, 04/01/28		553	563,018
5.00%, 01/15/29		421	418,395
7.00%, 02/01/30		279	297,944
3.63%, 05/15/31(b)		1,165	1,048,252
5.75%, 02/01/34(f)		785	785,358
Equinor ASA
1.75%, 01/22/26		200	195,135
3.70%, 04/06/50		55	40,748
Expand Energy Corp.
4.75%, 02/01/32		65	60,641
5.70%, 01/15/35		650	641,012
Exxon Mobil Corp., 3.45%, 04/15/51		125	87,739
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33		45	45,009
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		154	160,739
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		15	14,138
Greenfire Resources Ltd., 12.00%, 10/01/28(b)		91	97,480
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		121	123,133
Hess Corp.
7.30%, 08/15/31		30	33,421
5.60%, 02/15/41		185	181,989
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)		200	204,361
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		200	222,324
6.95%, 01/15/38		100	108,562
7.50%, 11/15/40		50	56,506
Kinder Morgan, Inc.
7.80%, 08/01/31		195	220,272
5.95%, 08/01/54		600	583,352
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		169	169,723
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(d)		200	201,000
MPLX LP
4.25%, 12/01/27		25	24,648
4.00%, 03/15/28		200	194,643
5.00%, 03/01/33		190	183,433
5.50%, 06/01/34		930	918,721
4.50%, 04/15/38		790	688,718
5.20%, 12/01/47		35	30,908
4.70%, 04/15/48		450	368,571
4.95%, 03/14/52		528	443,297
5.65%, 03/01/53		300	279,417
4.90%, 04/15/58		40	32,429
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(d)(g)	EUR	116	105,691
NFE Financing LLC, 12.00%, 11/15/29(b)	USD	273	284,599
NGPL PipeCo LLC, 3.25%, 07/15/31(b)		591	511,036
Noble Finance II LLC, 8.00%, 04/15/30(b)		143	145,495
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		186	189,177
Occidental Petroleum Corp.
6.63%, 09/01/30		125	131,064
4.20%, 03/15/48		220	157,961
6.05%, 10/01/54		30	28,297
Oleoducto Central SA, 4.00%, 07/14/27(b)		12	11,392
ONEOK, Inc.
5.85%, 01/15/26		190	191,788

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
5.55%, 11/01/26	USD	200	$ 202,306
4.55%, 07/15/28		40	39,532
5.65%, 11/01/28		300	306,553
3.40%, 09/01/29(f)		100	93,255
4.40%, 10/15/29		75	72,890
6.35%, 01/15/31		300	315,292
6.10%, 11/15/32		100	103,528
6.05%, 09/01/33		200	205,447
4.85%, 02/01/49		30	24,678
7.15%, 01/15/51		130	140,602
Ovintiv, Inc., 7.10%, 07/15/53		147	157,267
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		35	34,297
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)(f)		183	183,042
Permian Resources Operating LLC, 8.00%, 04/15/27(b)		46	47,073
Petroleos de Venezuela SA, 9.75%, 05/17/35(d)(e)(j)		119	16,362
Petroleos Mexicanos
3.63%, 11/24/25(d)	EUR	100	101,795
7.50%, 03/20/26	USD	409	410,022
6.50%, 03/13/27		74	71,403
8.75%, 06/02/29		10	9,900
5.95%, 01/28/31		10	8,374
Phillips 66 Co.
4.95%, 12/01/27		100	100,843
3.15%, 12/15/29		50	46,109
5.65%, 06/15/54		60	56,535
Plains All American Pipeline LP, 5.95%, 06/15/35		460	465,514
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29		150	140,001
5.70%, 09/15/34		70	70,065
4.90%, 02/15/45		45	38,296
Puma International Financing SA, 7.75%, 04/25/29(d)		200	202,250
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		57	57,023
5.88%, 06/30/26		241	243,243
5.00%, 03/15/27		528	529,640
4.20%, 03/15/28		65	63,660
4.50%, 05/15/30		649	629,710
5.90%, 09/15/37		311	315,121
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)		116	115,784
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		125	127,554
Shell Finance U.S., Inc., 4.00%, 05/10/46		75	59,282
Shell International Finance BV
6.38%, 12/15/38		175	191,086
3.00%, 11/26/51		140	88,612
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		46	47,791
South Bow USA Infrastructure Holdings LLC(b)
4.91%, 09/01/27		115	114,580
5.58%, 10/01/34		50	48,625
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		65	68,456
Talos Production, Inc.(b)
9.00%, 02/01/29		212	220,469
9.38%, 02/01/31(f)		204	211,967
Targa Resources Corp.
5.20%, 07/01/27		195	196,705
4.20%, 02/01/33		259	236,231
6.50%, 03/30/34(f)		150	158,728
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. (continued)
5.50%, 02/15/35	USD	377	$ 371,842
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		154	153,379
4.88%, 02/01/31		780	755,832
TotalEnergies Capital International SA, 3.13%, 05/29/50		275	180,416
TotalEnergies Capital SA, 5.49%, 04/05/54(f)		320	304,374
TransCanada PipeLines Ltd., 7.63%, 01/15/39		75	86,806
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		45	46,118
Transocean, Inc.(b)
8.25%, 05/15/29(f)		72	72,255
8.75%, 02/15/30		96	100,177
8.50%, 05/15/31(f)		30	30,205
Valaris Ltd., 8.38%, 04/30/30(b)		143	146,854
Valero Energy Corp., 7.50%, 04/15/32		25	28,129
Venture Global LNG, Inc.(b)
8.13%, 06/01/28(f)		25	26,126
8.38%, 06/01/31		20	21,049
9.88%, 02/01/32		46	50,638
Vermilion Energy, Inc., 02/15/33(b)(c)		160	159,183
Viper Energy, Inc.(b)
5.38%, 11/01/27		1,305	1,296,480
7.38%, 11/01/31		255	266,698
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)		42	41,149
Western Midstream Operating LP, 5.25%, 02/01/50		170	146,160
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)(f)		48	47,378
Williams Cos., Inc.
5.60%, 03/15/35		430	431,599
5.80%, 11/15/43		35	34,309
YPF SA, 9.50%, 01/17/31(b)		31	32,793
			45,797,266
Passenger Airlines — 0.2%
A/S Mileage Plan IP Ltd., 5.31%, 10/20/31(b)		395	388,210
Allegiant Travel Co., 7.25%, 08/15/27(b)(f)		224	226,032
American Airlines, Inc., 8.50%, 05/15/29(b)		72	75,856
Azul Secured Finance LLP, 11.93%, 08/28/28(b)		213	199,116
Delta Air Lines, Inc., 7.38%, 01/15/26		25	25,582
Gol Finance SA, (1 mo. Term SOFR + 10.50%), 14.79%, 04/29/25(a)(b)		14	14,697
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)(f)		544	575,094
Latam Airlines Group SA, 7.88%, 04/15/30(b)		18	18,090
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		89	89,506
Southwest Airlines Co., 5.13%, 06/15/27		75	75,448
United Airlines Pass-Through Trust
Series 2019-1, Class AA, 4.15%, 02/25/33		27	25,261
Series 2024-A, 5.88%, 08/15/38		195	197,273
			1,910,165
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		60	46,699
Estee Lauder Cos., Inc., 2.38%, 12/01/29		25	22,340
Kenvue, Inc., 5.05%, 03/22/53		175	161,940
Procter & Gamble Co., 3.60%, 03/25/50		25	18,896
			249,875
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.8%
AbbVie, Inc.
3.80%, 03/15/25	USD	600	$ 599,468
4.05%, 11/21/39		155	133,089
4.25%, 11/21/49		225	184,036
5.40%, 03/15/54		320	308,715
5.50%, 03/15/64		435	418,003
Astrazeneca Finance LLC, 1.75%, 05/28/28		150	136,835
AstraZeneca PLC, 6.45%, 09/15/37		145	159,319
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		90	82,279
11.00%, 09/30/28		40	37,306
Becton Dickinson & Co., 3.79%, 05/20/50		20	14,878
Bristol-Myers Squibb Co.
3.25%, 08/01/42		80	59,048
4.25%, 10/26/49		295	239,301
5.65%, 02/22/64		50	48,253
Cardinal Health, Inc.
3.75%, 09/15/25		50	49,735
5.45%, 02/15/34		133	132,930
5.35%, 11/15/34		430	425,112
5.75%, 11/15/54		100	96,944
Cencora, Inc.
4.85%, 12/15/29		610	606,486
2.70%, 03/15/31		350	306,069
5.13%, 02/15/34(f)		275	270,037
5.15%, 02/15/35		90	87,905
CVS Health Corp.
4.30%, 03/25/28		535	522,385
2.70%, 08/21/40		151	100,370
5.13%, 07/20/45		455	390,018
5.05%, 03/25/48		125	104,480
Eli Lilly & Co.
4.88%, 02/27/53		45	40,634
4.95%, 02/27/63		70	62,580
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		50	54,495
Johnson & Johnson
3.63%, 03/03/37		25	21,717
5.95%, 08/15/37		50	54,029
3.40%, 01/15/38		125	104,317
2.45%, 09/01/60		45	24,573
McKesson Corp., 0.90%, 12/03/25		610	592,237
Merck & Co., Inc.
0.75%, 02/24/26		200	192,518
1.70%, 06/10/27(f)		500	470,419
1.90%, 12/10/28		220	199,381
4.15%, 05/18/43		80	67,348
5.00%, 05/17/53		60	54,858
2.90%, 12/10/61		50	28,900
5.15%, 05/17/63		270	246,708
Mylan, Inc., 4.55%, 04/15/28		25	24,574
Novartis Capital Corp.
3.10%, 05/17/27		25	24,292
2.75%, 08/14/50(f)		25	15,947
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)(f)		400	407,830
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33		103	100,123
5.30%, 05/19/53		225	210,676
5.34%, 05/19/63		85	77,888
Pfizer, Inc.
7.20%, 03/15/39		125	146,160
2.70%, 05/28/50		137	84,589
Security		Par (000)	Value
Pharmaceuticals (continued)
Viatris, Inc., 2.30%, 06/22/27	USD	20	$ 18,812
Zoetis, Inc.
3.90%, 08/20/28		325	315,991
5.60%, 11/16/32		65	67,046
			9,221,643
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31		50	42,554
5.95%, 08/15/34		290	298,330
Five Point Operating Co. LP/Five Point Capital Corp., 11.00%, 01/15/28(b)(k)		47	47,761
Howard Hughes Corp., 5.38%, 08/01/28(b)		48	46,626
			435,271
Residential REITs — 0.1%
ERP Operating LP, 4.65%, 09/15/34		190	180,088
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		40	39,827
Mid-America Apartments LP, 3.60%, 06/01/27		25	24,407
NNN REIT, Inc.
5.60%, 10/15/33		100	100,823
4.80%, 10/15/48		31	26,357
3.50%, 04/15/51		156	106,214
3.00%, 04/15/52		61	36,969
Realty Income Corp.
3.00%, 01/15/27		20	19,374
3.40%, 01/15/28		100	96,392
4.75%, 02/15/29		300	297,988
1.80%, 03/15/33		40	30,810
			959,249
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27(f)		120	112,859
4.75%, 09/26/34		70	66,282
6.75%, 02/01/40		100	110,699
4.75%, 03/15/42		400	357,787
4.25%, 11/30/46(f)		400	328,135
3.25%, 09/13/49		40	26,870
5.85%, 03/08/53		280	281,899
			1,284,531
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.
2.10%, 10/01/31		20	16,877
2.80%, 10/01/41		60	42,700
2.95%, 10/01/51(f)		35	22,306
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $255,441), 6.50%, 03/20/45(h)(l)		255	251,942
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	144,792
Broadcom, Inc.
3.15%, 11/15/25		75	74,113
4.00%, 04/15/29(b)		20	19,300
5.20%, 04/15/32		378	377,903
4.30%, 11/15/32(f)		165	155,243
3.47%, 04/15/34(b)		183	158,133
4.80%, 10/15/34		199	190,543
3.14%, 11/15/35(b)		183	148,741
4.93%, 05/15/37(b)		242	228,743
Intel Corp.
5.20%, 02/10/33		330	320,759
3.05%, 08/12/51		147	83,800
5.70%, 02/10/53		100	89,040

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
3.20%, 08/12/61	USD	115	$ 63,199
KLA Corp., 4.95%, 07/15/52		150	135,749
Marvell Technology, Inc.
5.75%, 02/15/29		50	51,202
5.95%, 09/15/33		180	185,757
Microchip Technology, Inc.
4.25%, 09/01/25		25	24,905
5.05%, 03/15/29		25	24,958
Micron Technology, Inc.
5.33%, 02/06/29		125	125,922
6.75%, 11/01/29		25	26,635
5.30%, 01/15/31		125	125,065
3.48%, 11/01/51		420	282,127
NVIDIA Corp.
3.50%, 04/01/40		40	32,915
3.50%, 04/01/50		100	73,867
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27		50	48,225
2.50%, 05/11/31		102	87,150
2.65%, 02/15/32		278	233,970
5.00%, 01/15/33		50	48,830
QUALCOMM, Inc.
3.45%, 05/20/25		100	99,694
3.25%, 05/20/27		50	48,712
Texas Instruments, Inc.
4.60%, 02/08/29(f)		120	119,869
1.75%, 05/04/30		260	223,853
4.90%, 03/14/33		200	198,904
4.15%, 05/15/48		50	40,578
4.10%, 08/16/52		59	46,673
5.15%, 02/08/54		171	159,751
5.05%, 05/18/63		25	22,436
			4,855,881
Software — 0.8%
AppLovin Corp.
5.13%, 12/01/29		200	199,794
5.38%, 12/01/31		669	671,756
5.50%, 12/01/34		540	537,734
5.95%, 12/01/54		488	479,122
Cloud Software Group, Inc., 9.00%, 09/30/29(b)(f)		46	47,111
Concentrix Corp., 6.60%, 08/02/28		20	20,705
Electronic Arts, Inc., 2.95%, 02/15/51		25	15,451
Intuit, Inc.
5.20%, 09/15/33		500	503,130
5.50%, 09/15/53		100	98,015
Microsoft Corp.
2.53%, 06/01/50		175	107,337
2.92%, 03/17/52		100	65,864
3.95%, 08/08/56		200	160,155
2.68%, 06/01/60		260	151,416
Oracle Corp.
2.50%, 04/01/25		500	498,289
5.80%, 11/10/25		85	85,717
2.95%, 04/01/30		40	36,245
4.65%, 05/06/30		185	182,394
2.88%, 03/25/31		215	189,376
4.90%, 02/06/33		70	68,019
5.50%, 08/03/35		1,115	1,113,342
3.60%, 04/01/40		160	124,789
Security		Par (000)	Value
Software (continued)
Oracle Corp. (continued)
3.65%, 03/25/41	USD	590	$ 456,156
4.50%, 07/08/44		102	85,549
4.00%, 07/15/46		78	59,852
3.60%, 04/01/50		388	269,325
3.95%, 03/25/51		91	67,032
5.55%, 02/06/53		137	128,511
5.38%, 09/27/54		925	845,443
4.38%, 05/15/55		257	199,809
6.00%, 08/03/55		113	112,640
3.85%, 04/01/60		261	178,204
4.10%, 03/25/61		430	306,605
5.50%, 09/27/64		226	204,442
6.13%, 08/03/65		377	375,803
Playtika Holding Corp., 4.25%, 03/15/29(b)		52	47,959
Roper Technologies, Inc.
1.00%, 09/15/25		50	48,927
4.50%, 10/15/29		380	373,928
VMware LLC
4.65%, 05/15/27		80	79,817
4.70%, 05/15/30		75	73,537
			9,269,300
Specialized REITs — 0.1%
CubeSmart LP, 2.25%, 12/15/28		75	67,903
Extra Space Storage LP
5.50%, 07/01/30		100	101,578
2.40%, 10/15/31		40	33,474
2.35%, 03/15/32		582	478,555
Iron Mountain, Inc., 7.00%, 02/15/29(b)		49	50,398
Public Storage Operating Co., 5.10%, 08/01/33		50	49,667
			781,575
Specialty Retail — 0.1%
AutoZone, Inc.
5.05%, 07/15/26		125	125,694
6.25%, 11/01/28		300	313,982
6.55%, 11/01/33		175	188,537
5.40%, 07/15/34(f)		25	24,938
Bath & Body Works, Inc., 6.88%, 11/01/35		137	141,372
FirstCash, Inc., 6.88%, 03/01/32(b)		72	72,998
Foot Locker, Inc., 4.00%, 10/01/29(b)(f)		116	99,498
O’Reilly Automotive, Inc., 4.20%, 04/01/30		250	241,595
Ross Stores, Inc., 0.88%, 04/15/26		50	47,797
Victoria’s Secret & Co., 4.63%, 07/15/29(b)(f)		213	195,678
			1,452,089
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.38%, 02/08/41		105	72,477
3.85%, 05/04/43		50	41,467
4.65%, 02/23/46		350	320,549
4.85%, 05/10/53		40	37,905
4.10%, 08/08/62		180	142,280
Dell International LLC/EMC Corp.
6.10%, 07/15/27		65	66,903
6.20%, 07/15/30		300	314,972
5.75%, 02/01/33		20	20,507
5.40%, 04/15/34(f)		17	16,925
3.38%, 12/15/41		3	2,194
8.35%, 07/15/46		15	18,990
3.45%, 12/15/51(f)		45	30,228
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	USD	91	$ 94,959
HP, Inc., 3.00%, 06/17/27		75	72,088
NetApp, Inc., 1.88%, 06/22/25		50	49,409
			1,301,853
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 2.85%, 03/27/30		100	91,390
Tapestry, Inc.
3.05%, 03/15/32		137	117,546
5.50%, 03/11/35		160	157,694
William Carter Co., 5.63%, 03/15/27(b)		47	46,787
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)(f)		150	133,210
			546,627
Tobacco — 0.9%
Altria Group, Inc.
4.80%, 02/14/29		500	496,010
3.40%, 05/06/30		150	138,094
2.45%, 02/04/32		400	330,156
3.40%, 02/04/41		1,190	863,145
4.25%, 08/09/42		101	80,726
4.50%, 05/02/43		23	18,862
3.88%, 09/16/46		335	244,225
5.95%, 02/14/49(f)		1,080	1,053,230
4.45%, 05/06/50		57	44,188
3.70%, 02/04/51		575	392,284
4.00%, 02/04/61(f)		450	314,491
BAT Capital Corp.
3.46%, 09/06/29		150	140,313
5.83%, 02/20/31		100	102,979
2.73%, 03/25/31		25	21,739
6.00%, 02/20/34		550	565,531
3.73%, 09/25/40		456	349,093
7.08%, 08/02/43		456	495,286
5.65%, 03/16/52		69	63,674
7.08%, 08/02/53		1,794	1,979,194
BAT International Finance PLC, 1.67%, 03/25/26		200	193,259
Philip Morris International, Inc.
4.88%, 02/15/28		590	593,115
5.63%, 11/17/29		215	221,805
1.75%, 11/01/30		50	41,970
5.75%, 11/17/32		345	355,761
5.38%, 02/15/33		720	722,408
5.63%, 09/07/33		90	91,847
5.25%, 02/13/34		75	74,443
6.38%, 05/16/38		75	80,996
4.25%, 11/10/44		380	312,443
Reynolds American, Inc., 5.85%, 08/15/45		243	231,118
			10,612,385
Transportation Infrastructure — 0.0%
FedEx Corp.
3.40%, 02/15/28		20	19,115
2.40%, 05/15/31		80	68,273
United Parcel Service, Inc., 5.30%, 04/01/50		25	23,805
			111,193
Water Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31		35	29,700
4.45%, 06/01/32		90	85,937
4.20%, 09/01/48		20	15,953
Security		Par (000)	Value
Water Utilities (continued)
American Water Capital Corp. (continued)
5.45%, 03/01/54	USD	30	$ 28,415
Essential Utilities, Inc., 5.38%, 01/15/34(f)		195	193,299
			353,304
Wireless Telecommunication Services — 0.3%
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)		200	171,200
Rogers Communications, Inc.
3.20%, 03/15/27		65	62,892
5.30%, 02/15/34		575	557,726
Sprint LLC, 7.63%, 03/01/26		20	20,396
T-Mobile U.S., Inc.
3.50%, 04/15/25		100	99,752
4.80%, 07/15/28		100	99,750
3.88%, 04/15/30		836	790,239
2.55%, 02/15/31		40	34,608
2.88%, 02/15/31		200	176,201
5.15%, 04/15/34(f)		35	34,406
5.65%, 01/15/53		70	67,556
5.75%, 01/15/54		270	263,952
5.50%, 01/15/55		75	70,994
5.25%, 06/15/55		270	245,819
3.60%, 11/15/60		230	152,086
5.80%, 09/15/62		841	819,092
Vodafone Group PLC, 6.25%, 11/30/32		300	322,743
Zegona Finance PLC, 8.63%, 07/15/29(b)		125	133,437
			4,122,849
Total Corporate Bonds — 27.6% (Cost: $332,179,147)			334,253,506
Floating Rate Loan Interests(a)(m)
Entertainment — 0.1%
Bally’s Corp., 2021 Term Loan B, 10/02/28		259	244,395
ECL Entertainment LLC, 2024 1st Lien Term Loan B, 08/31/30		115	115,383
			359,778
Oil, Gas & Consumable Fuels — 0.0%
CVR Energy, Inc., Term Loan B, 12/30/27		260	260,650
Total Floating Rate Loan Interests — 0.1% (Cost: $621,977)			620,428
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29		7	5,117
4.75%, 07/09/35(k)		18	12,395
5.00%, 01/09/38(k)		8	6,009
4.88%, 07/09/41(k)		9	5,690
			29,211
Belgium — 0.1%
Kingdom of Belgium Government Bond, Series 98, 3.30%, 06/22/54(b)	EUR	1,011	987,421
Brazil — 0.1%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/26(n)	BRL	— (o)	30,135

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Brazil (continued)
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	2	$ 297,426
10.00%, 01/01/35		5	691,027
			1,018,588
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(d)	USD	6	5,632
Canada — 0.0%
Canada Government International Bond, 2.88%, 04/28/25		35	34,871
Province of Alberta Canada, 1.30%, 07/22/30		10	8,396
Province of Ontario Canada
3.10%, 05/19/27(f)		15	14,574
2.13%, 01/21/32		35	29,585
Province of Quebec Canada
0.60%, 07/23/25		25	24,551
2.50%, 04/20/26		10	9,777
1.90%, 04/21/31		10	8,494
4.50%, 09/08/33		15	14,607
Series PD, 7.50%, 09/15/29		10	11,194
			156,049
Chile — 0.0%
Chile Government International Bond
3.50%, 01/25/50		200	137,300
4.00%, 01/31/52		200	149,270
			286,570
Colombia — 0.0%
Colombian TES
Series B, 5.75%, 11/03/27	COP	196,600	42,409
Series B, 6.00%, 04/28/28		535,300	113,326
Series B, 7.75%, 09/18/30		532,400	111,010
			266,745
Czech Republic — 0.0%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	3,540	140,651
Series 150, 5.00%, 09/30/30		670	29,407
Series 49, 4.20%, 12/04/36(d)		2,440	101,310
			271,368
Dominican Republic — 0.0%
Dominican Republic International Bond, 5.95%, 01/25/27(d)	USD	100	100,103
Ecuador — 0.0%
Ecuador Government International Bond(d)(k)
6.90%, 07/31/35		21	13,779
5.50%, 07/31/40		29	16,979
			30,758
Egypt — 0.0%
Egypt Government International Bond
4.75%, 04/16/26(d)	EUR	100	101,784
5.80%, 09/30/27(d)	USD	200	188,798
Series 3Y, 24.46%, 10/01/27	EGP	491	10,094
			300,676
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 08/15/54(d)	EUR	846	840,541
Security		Par (000)	Value
Ghana — 0.0%
Ghana Government International Bond, 6.00%, 07/03/35(b)(k)	USD	21	$ 15,485
Hungary — 0.0%
Hungary Government International Bond(d)
Series 10Y, 5.38%, 09/12/33	EUR	85	94,793
Series 6Y, 4.00%, 07/25/29		108	114,560
			209,353
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	USD	880	793,364
4.65%, 09/20/32		450	431,297
			1,224,661
Israel — 0.0%
Israel Government International Bond, Series 30Y, 5.75%, 03/12/54		204	189,019
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.63%, 03/22/48(d)	EUR	100	84,191
Lebanon — 0.0%
Lebanon Government International Bond(d)
6.65%, 11/03/28	USD	41	6,519
Series 10Y, 6.85%, 03/23/27		16	2,544
			9,063
Mexico — 0.4%
Mexican Bonos
Series M, 8.50%, 03/01/29	MXN	60	278,126
Series M, 8.50%, 05/31/29		68	312,438
Series M, 7.75%, 11/23/34		193	796,681
Series M, 8.00%, 11/07/47		6	22,834
Mexico Government International Bond
2.66%, 05/24/31	USD	1,190	976,919
3.50%, 02/12/34		749	597,702
6.35%, 02/09/35(f)		857	840,878
4.50%, 01/31/50(f)		430	301,808
6.34%, 05/04/53		300	267,000
			4,394,386
Nigeria — 0.0%
Nigeria Government International Bond, 7.14%, 02/23/30(d)		200	183,876
Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28		580	542,712
3.30%, 01/19/33		200	153,800
4.50%, 04/01/56		270	165,415
			861,927
Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51(f)		480	324,000
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28		910	861,861
3.20%, 07/06/46		400	273,910
			1,135,771
Poland — 0.1%
Republic of Poland Government International Bond
1.75%, 08/25/31	PLN	310	70,624
4.88%, 10/04/33	USD	2	1,932
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Poland (continued)
Republic of Poland Government International Bond (continued)
2.00%, 08/25/36	PLN	199	$ 42,749
5.50%, 04/04/53	USD	7	6,510
Series 0429, 5.75%, 04/25/29	PLN	727	179,868
Series 0729, 4.75%, 07/25/29		364	86,792
Series 1029, 2.75%, 10/25/29		274	59,897
			448,372
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	2	1,969
2.13%, 03/07/28(d)	EUR	18	17,494
2.50%, 02/08/30(d)		3	2,777
2.12%, 07/16/31(d)		3	2,540
			24,780
South Africa — 0.0%
Republic of South Africa Government International Bond
Series 2030, 8.00%, 01/31/30	ZAR	3,058	156,838
Series 2044, 8.75%, 01/31/44		941	40,447
Series 2048, 8.75%, 02/28/48		1,827	77,831
Series R213, 7.00%, 02/28/31		1,228	58,465
			333,581
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	USD	300	300,156
Supranational — 0.3%
European Union(d)
2.50%, 10/04/52	EUR	350	304,980
3.00%, 03/04/53		3,504	3,365,247
			3,670,227
Turkey — 0.0%
Turkiye Government Bond
27.70%, 09/27/34	TRY	1,373	41,732
Series 10Y, 26.20%, 10/05/33		2,900	83,199
Series 2Y, 37.00%, 02/18/26		1,120	31,519
Series 5Y, 31.08%, 11/08/28		372	10,958
Series 5Y, 30.00%, 09/12/29		1,400	40,604
			208,012
Ukraine — 0.0%
Ukraine Government International Bond
4.50%, 02/01/29(b)(k)	USD	25	17,448
4.50%, 02/01/34(d)(k)		14	7,776
4.50%, 02/01/36(d)(k)		14	7,782
0.00%, 08/01/41(a)(d)(e)(j)		27	22,545
			55,551
United Kingdom — 0.2%
United Kingdom Gilt, 4.38%, 07/31/54(d)	GBP	1,806	1,988,287
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60(f)	USD	6	5,387
Uruguay Government International Bond
4.38%, 10/27/27		500	496,300
5.75%, 10/28/34		4	4,342
5.10%, 06/18/50		253	230,088
			736,117
Security		Par (000)	Value
Venezuela — 0.0%
Venezuela Government International Bond, 11.95%, 08/05/31(d)(e)(j)	USD	137	$ 26,030
Zambia — 0.0%
Zambia Government International Bond, 0.50%, 12/31/53(d)		50	30,359
Total Foreign Agency Obligations — 1.7% (Cost: $21,497,505)			20,746,866

	Shares
Investment Companies
Financial Services — 0.1%
iShares 0-5 Year High Yield Corporate Bond ETF(p)	29,075	1,255,168
Total Investment Companies — 0.1% (Cost: $1,253,560)		1,255,168

		Par (000)
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	USD	100	105,080
Series S-1, 7.04%, 04/01/50		190	216,941
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42		145	154,924
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50		100	104,013
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	32,007
State of California, GO, BAB
7.55%, 04/01/39		250	293,057
7.35%, 11/01/39		100	113,904
State of California, Refunding GO, 4.60%, 04/01/38		370	346,944
University of California, RB, Series AD, 4.86%, 05/15/2112		270	227,909
			1,594,779
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	52,336
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		50	53,398
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		47	51,360
State of Illinois, GO, 5.10%, 06/01/33		621	613,826
			665,186
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	223,027

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Massachusetts(f) — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	USD	50	$ 33,793
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43		50	37,130
			70,923
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	60,875
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40(f)		224	261,357
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53		15	15,691
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	78,834
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39		45	45,507
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		130	139,670
New York City Municipal Water Finance Authority, RB, BAB, 5.95%, 06/15/42		50	50,785
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	60,108
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	61,418
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40		50	51,567
Series 168, 4.93%, 10/01/51		110	101,639
			605,219
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		150	187,266
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	44,560
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	37,310
			81,870
Texas — 0.1%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	47,424
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	50,295
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46		50	35,367
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		200	204,084
State of Texas, GO, BAB, 5.52%, 04/01/39		115	115,583
			452,753
Total Municipal Bonds — 0.4% (Cost: $4,339,466)			4,308,989
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.7%
A&D Mortgage Trust(b)
Series 2023-NQM5, Class A1, 7.05%, 11/25/68		123	125,038
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
A&D Mortgage Trust(b) (continued)
Series 2024-NQM5, Class A1, 5.70%, 11/25/69	USD	97	$ 96,634
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		184	184,443
Ajax Mortgage Loan Trust(b)
Series 2021-C, Class A, 5.12%, 01/25/61		37	37,186
Series 20233-C, Class A1, 3.50%, 05/25/63		211	196,860
Alternative Loan Trust
5.50%, 07/25/35		6	3,740
Series 2005-31, Class 1A1, (1 mo. Term SOFR + 0.67%), 4.99%, 08/25/35(a)		445	418,277
Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.46%), 4.80%, 11/25/35(a)		12	8,703
Series 2005-59, Class 1A1, (1 mo. Term SOFR + 0.77%), 5.07%, 11/20/35(a)		9	8,889
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		920	476,068
Series 2006-OA17, Class 1A1D, (1 mo. Term SOFR + 0.40%), 4.70%, 12/20/46(a)		314	270,017
Series 2006-OA2, Class A5, (1 mo. Term SOFR + 0.57%), 4.87%, 05/20/46(a)		198	171,872
Series 2006-OC10, Class 2A3, (1 mo. Term SOFR + 0.57%), 4.89%, 11/25/36(a)		357	299,121
Series 2006-OC7, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.93%, 07/25/46(a)		376	319,322
Series 2007-19, Class 1A34, 6.00%, 08/25/37		288	135,811
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1 mo. Term SOFR + 1.74%), 6.08%, 05/25/36(a)		2,206	207,202
Angel Oak Mortgage Trust(b)
Series 2023-7, Class A1, 4.80%, 11/25/67		163	159,482
Series 2024-1, Class A1, 5.21%, 08/25/68		44	43,163
Series 2024-10, Class A1, 5.35%, 10/25/69		49	48,331
Series 2024-11, Class A1, 5.70%, 08/25/69		74	74,029
Series 2025-1, Class A1, 5.69%, 01/25/70		952	955,281
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(b)		294	285,855
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		55	54,131
Series 2006-7, Class A4, 6.50%, 10/25/36		25	6,949
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		8	6,553
Series 2007-3, (1 mo. Term SOFR + 0.29%), 4.61%, 04/25/37(a)		212	177,113
Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.66%, 01/25/65(b)		1,080	1,079,994
Bear Stearns Asset Backed Securities I Trust(a)
Series 2006-AC2, Class 1A1, (1 mo. Term SOFR + 0.46%), 4.78%, 03/25/36		46	12,535
Series 2006-IM1, Class A3, (1 mo. Term SOFR + 0.67%), 4.99%, 04/25/36		198	181,226
Braccan Mortgage Funding, Series 2024-1, Class X, (1-day SONIA GBP 4.34%), 9.19%, 01/15/67(a)(d)	GBP	153	190,747
BRAVO Residential Funding Trust(b)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)	USD	265	211,269
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		299	284,118
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		404	147,162
Series 2007-A1, Class 3A1, 5.97%, 02/25/37(a)		118	115,004
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		522	228,919
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36		5	2,375
Series 2007-11, Class A1, 6.00%, 08/25/37		531	217,803
Series 2007-3, Class A17, 6.00%, 04/25/37		159	75,391
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2007-4, Class 1A47, 6.00%, 05/25/37	USD	272	$ 117,157
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	57,598
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	37,533
Series 2007-9, Class A1, 5.75%, 07/25/37		18	8,497
CIM Trust(b)
Series 2025-I1, Class A1, 5.66%, 10/25/69		546	545,995
Series 2025-I1, Class M1, 6.44%, 10/25/69(a)		540	539,988
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.93%, 05/25/37(a)		25	23,135
COLT Mortgage Loan Trust(b)
Series 2022-5, Class B1, 4.77%, 03/25/67(a)		100	91,714
Series 2022-8, Class B1, 6.50%, 08/25/67(a)		483	479,025
Series 2024-6, Class A1, 5.39%, 11/25/69		98	97,871
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 11.22%, 02/25/40		1,900	2,054,564
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.12%, 02/25/40		1,325	1,393,561
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.12%, 02/25/40		1,800	1,885,500
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.45%, 10/25/41		2,050	2,108,939
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.10%, 12/25/41		2,250	2,310,829
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.50%, 12/25/41		2,690	2,781,361
Series 2022-R01, Class 1M2, (30-day Avg SOFR + 1.90%), 6.25%, 12/25/41		350	355,233
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.85%, 01/25/42		1,825	1,922,528
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.35%, 01/25/42		2,335	2,402,131
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.60%, 03/25/42		1,650	1,816,164
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.60%, 03/25/42		1,900	2,053,076
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.85%, 04/25/42		1,500	1,588,590
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.35%, 04/25/42		1,500	1,554,375
Series 2023-R01, Class 1M1, (30-day Avg SOFR + 2.40%), 6.75%, 12/25/42		450	461,758
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 7.05%, 01/25/44		1,450	1,495,946
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.85%, 02/25/44		1,000	1,027,016
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.05%, 07/25/44		1,960	1,974,366
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 6.40%, 09/25/44		1,500	1,522,252
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		86	39,560
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.82%, 06/25/67(b)		129	127,936
Cross 2025-H1 Mortgage Trust(a)(b)
Series 2025-H1, Class A1, 5.74%, 02/25/70		1,200	1,198,406
Series 2025-H1, Class M1, 6.48%, 02/25/70		144	144,159
Cross Mortgage Trust, 5.59%, 11/25/69(a)(b)		147	146,953
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CSMC(b)
Series 2015-6R, Class 5A2, (1 mo. Term SOFR + 0.29%), 3.77%, 03/27/36(a)	USD	22	$ 16,519
Series 2019-NQM1, Class A3, 4.06%, 10/25/59		43	42,354
CSMC 2022-NQM5 Trust, Series 2022-NQM5, Class M1, 5.17%, 05/25/67(a)(b)		1,000	901,848
CSMC Trust, Series 2020-NQM6, 8.94%, 12/25/67(a)(b)		165	165,101
Deephaven Residential Mortgage Trust(b)
5.74%, 07/25/69		93	92,893
Series 2021-1, Class B1, 3.10%, 05/25/65(a)		400	354,811
Series 2022-2, Class M1, 4.31%, 03/25/67(a)		100	87,902
Ellington Financial Mortgage Trust(b)
5.94%, 09/25/67(a)		100	82,408
5.71%, 11/25/69		165	165,201
Fannie Mae Connecticut Avenue Securities(a)
Series 2015-C04, Class 1M2, (30-day Avg SOFR + 5.81%), 10.17%, 04/25/28		196	201,470
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.65%, 11/25/41(b)		500	517,030
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 5.25%, 11/25/41(b)		79	78,595
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.35%, 11/25/41(b)		2,150	2,171,500
Fannie Mae Mortgage-Backed Securities, Series 2023-R03, Class 2M1, (30-day Avg SOFR + 2.50%), 6.85%, 04/25/43(a)(b)		181	184,688
FIGRE Trust, 5.75%, 07/25/53(a)(b)		139	138,831
First Horizon Alternative Mortgage Securities Trust(a)
Series 2005-AA12, Class 2A1, 5.08%, 02/25/36		8	5,061
Series 2006-AA7, Class A1, 5.09%, 01/25/37		509	402,721
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.35%, 11/25/50		750	854,391
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.00%, 01/25/51		1,800	1,914,750
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 08/25/33		1,755	1,959,563
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.85%, 10/25/33		800	905,377
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.40%, 01/25/34		2,130	2,293,585
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 10/25/41		2,100	2,171,097
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.00%, 11/25/41		2,044	2,127,473
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.35%, 08/25/33		1,523	1,678,662
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.50%, 12/25/33		795	882,204
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.70%, 09/25/41		1,610	1,661,748
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.45%, 09/25/41		1,500	1,514,974
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.70%, 12/25/41		1,750	1,774,027
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 01/25/42		750	774,142
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.85%, 01/25/42		2,380	2,435,254
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.10%, 02/25/42		1,000	1,047,575

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.70%, 04/25/42	USD	2,000	$ 2,126,260
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.60%, 05/25/42		1,000	1,083,863
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.35%, 03/25/52		1,500	1,709,772
Series 2022-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.85%, 03/25/42		2,000	2,088,760
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.60%, 03/25/42		1,900	2,049,054
Series 2023-DNA1, Class M1A, (30-day Avg SOFR + 2.10%), 6.45%, 03/25/43		680	689,320
Series 2023-DNA2, Class M1A, (30-day Avg SOFR + 2.10%), 6.45%, 04/25/43		861	878,662
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.85%, 05/25/43		590	633,297
GCAT Trust(a)(b)
4.25%, 05/25/67		146	134,949
Series 2021-NQM3, Class B1, 3.47%, 05/25/66		100	72,489
GS Mortgage-Backed Securities Trust, Series 2022- NQM1, Class A4, 4.00%, 05/25/62(a)(b)		70	63,425
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1 mo. Term SOFR + 0.46%), 4.78%, 03/25/35(a)(b)		140	129,907
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)		99	99,279
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		570	547,847
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		81	80,586
Impac CMB Trust, Series 2007-A, Class A, (1 mo. Term SOFR + 0.61%), 4.93%, 05/25/37(a)(b)		58	55,000
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. Term SOFR + 0.45%), 4.77%, 11/25/36(a)		19	17,395
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.07%, 03/25/36(a)		725	542,870
JP Morgan Mortgage Trust, Series 2024-VIS2, Class B1, 7.73%, 11/25/64(a)(b)		25	25,194
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)		343	242,473
MFA Trust(b)
Series 2022-NQM1, Class M1, 4.25%, 12/25/66(a)		100	84,446
Series 2024-RTL1, Class A1, 7.09%, 02/25/29		100	100,653
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(b)		120	120,266
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 4.22%, 12/27/46(a)(b)		330	292,772
Morgan Stanley Residential Mortgage Loan Trust(a)(b)
Series 2023-NQM1, Class B1, 7.45%, 09/25/68		536	538,857
Series 2025-NQM1, Class A1, 5.74%, 11/25/69		173	172,998
New Residential Mortgage Loan Trust(b)(c)
Series 2025-NQM1, Class A1, 01/25/65		545	544,994
Series 2025-NQM1, Class B1, 01/25/65(a)		500	499,997
Series 2025-NQM1, Class M1, 01/25/65(a)		289	289,421
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	383,843
PRKCM Trust(b)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)		81	79,098
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust(b) (continued)
Series 2023-AFC1, Class A1, 6.60%, 02/25/58	USD	94	$ 94,770
RALI Trust(a)
Series 2005-QA6, Class NB21, 4.97%, 05/25/35		921	436,253
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 6.11%, 09/25/45		414	347,691
Series 2007-QH3, Class A1, (1 mo. Term SOFR + 0.43%), 4.75%, 04/25/37		144	136,656
Series 2007-QO2, Class A1, (1 mo. Term SOFR + 0.26%), 4.58%, 02/25/47		377	116,724
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(b)		97	97,597
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1 mo. Term SOFR + 0.47%), 4.79%, 03/25/35		27	25,518
Series 2005-R1, Class 1AF2, (1 mo. Term SOFR + 0.47%), 4.79%, 03/25/35		162	155,066
Series 2005-R2, Class 1AF1, (1 mo. Term SOFR + 0.45%), 4.77%, 06/25/35		15	13,887
Residential Asset Securitization Trust
Series 2006-A14CB, Class 1A2, 6.25%, 12/25/36		342	236,469
Series 2007-A9, Class A1, (1 mo. Term SOFR + 0.66%), 4.98%, 09/25/37(a)		1,090	308,826
RFMSI Series, Series 2006-SA4, Class 2A1, 5.69%, 11/25/36(a)		4	3,525
RFMSI Trust, Series 2007-SA4, Class 3A1, 5.85%, 10/25/37(a)		227	136,517
Saluda Grade Alternative Mortgage Trust(b)
Series 2024-RTL4, Class A1, 7.50%, 02/25/30		140	141,106
Series 2024-RTL5, Class A1, 7.76%, 04/25/30		100	101,008
Sequoia Mortgage Trust, Series 2017-CH2, Class B3, 4.47%, 12/25/47(a)(b)		132	129,002
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	238,282
Series 2022-2, Class B1, 5.30%, 08/25/62		50	47,164
Series 2022-2, Class M1, 5.30%, 08/25/62		205	199,886
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	98,213
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(b)		175	176,646
Verus Securitization Trust(a)(b)
Series 2021-3, Class B1, 3.20%, 06/25/66		214	157,613
Series 2023-3, Class B1, 4.06%, 02/25/67		100	78,760
Series 2023-INV1, Class M1, 7.52%, 02/25/68		120	121,184
Visio Trust, Series 2022-1, Class B1, 5.92%, 08/25/57(a)(b)		100	87,022
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1 mo. Term SOFR + 0.41%), 1.74%, 08/25/36(a)		1,001	335,579
WaMu Mortgage Pass-Through Certificates Trust(a)
Series 2006-AR8, Class 1A4, 4.87%, 08/25/46		67	60,526
Series 2007-HY3, Class 4A1, 5.15%, 03/25/37		11	9,585
Series 2007-HY4, Class 1A1, 3.74%, 04/25/37		370	330,944
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 5.50%, 06/25/47		88	74,352
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		153	118,291
Series 2005-AR1, Class A1A, (1 mo. Term SOFR + 0.63%), 4.95%, 12/25/35(a)		164	141,546
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		333	133,295
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust (continued)
Series 2006-8, Class A4, 4.11%, 10/25/36	USD	83	$ 27,878
Series 2007-5, Class A6, 6.00%, 06/25/37		158	140,698
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 5.45%, 01/25/47(a)		197	161,821
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 6.00%, 04/25/47(a)		88	74,783
Series 2007-OC2, Class A3, (1 mo. Term SOFR + 0.73%), 5.05%, 06/25/37(a)		13	11,546
			93,168,060
Commercial Mortgage-Backed Securities — 2.9%
280 Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1 mo. Term SOFR + 1.38%), 5.68%, 09/15/34		283	280,170
Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.72%, 09/15/34		139	133,001
3650R 2021-PF1 Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(a)		300	301,196
ACREC LLC, Series 2023-FL2, Class A, (1 mo. Term SOFR + 2.23%), 6.54%, 02/19/38(a)(b)		150	150,453
AREIT, Series 2025-CRE10, Class A, 12/17/29(a)(b)(c)		795	793,012
AREIT Ltd., Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 5.99%, 05/17/41(a)(b)		370	371,736
ARES, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.44%), 5.75%, 10/15/34(a)(b)		270	270,675
Ares Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 6.00%, 07/15/41(a)(b)		370	371,388
Atrium Hotel Portfolio Trust(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29		160	160,654
Series 2024-ATRM, Class E, 9.52%, 11/10/29		32	33,007
BAHA Trust(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41		560	569,628
Series 2024-MAR, Class B, 7.07%, 12/10/41		20	20,749
Series 2024-MAR, Class C, 7.77%, 12/10/41		789	821,205
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.66%, 08/15/39(a)(b)		120	120,150
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	224,246
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	226,673
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(a)		150	137,662
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		42	42,394
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		54	55,726
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		60	62,448
Series BN37, Class A4, 2.37%, 11/15/64		350	293,949
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56(a)		530	588,901
BDS LLC, Series 2024-FL13, Class A, (1 mo. Term SOFR + 1.58%), 5.87%, 09/19/39(a)(b)		100	100,241
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 11/15/41		70	70,175
Series 2024-UNIV, Class E, (1 mo. Term SOFR + 3.64%), 7.95%, 11/15/41		47	47,304
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. Term SOFR + 1.89%), 6.20%, 07/15/41(a)(b)		173	173,594
BHMS, Series 2018-ATLS, Class A, (1 mo. Term SOFR + 1.55%), 5.85%, 07/15/35(a)(b)		100	99,938
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1 mo. Term SOFR + 1.34%), 5.65%, 03/15/41(a)(b)	USD	366	$ 367,163
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(a)		347	16,628
BMP(a)(b)
Series 2024-MF23, Class D, (1 mo. Term SOFR + 2.39%), 6.70%, 06/15/41		220	220,138
Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.70%, 06/15/41		39	38,805
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		10	10,012
BX Commercial Mortgage Trust(a)(b)
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	212,528
Series 2022-CSMO, Class B, (1 mo. Term SOFR + 3.14%), 7.45%, 06/15/27		588	591,876
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.32%, 02/15/39		94	93,974
Series 2023-VLT3, Class A, (1 mo. Term SOFR + 1.94%), 6.25%, 11/15/28		200	200,746
Series 2023-XL3, Class A, (1 mo. Term SOFR + 1.76%), 6.07%, 12/09/40		276	277,761
Series 2023-XL3, Class D, (1 mo. Term SOFR + 3.59%), 7.90%, 12/09/40		238	238,878
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 10/15/41		150	150,656
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 6.00%, 08/15/39		294	295,929
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 7.18%, 10/15/41		187	188,393
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 8.23%, 10/15/41		43	43,295
Series 2024-BRBK, Class D, (1 mo. Term SOFR + 5.97%), 10.28%, 10/15/41		573	577,296
Series 2024-KING, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 05/15/34		99	99,040
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.95%, 05/15/41		250	250,812
Series 2024-MF, Class A, (1 mo. Term SOFR + 1.44%), 5.75%, 02/15/39		253	254,031
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 8.04%, 02/15/39		89	89,094
Series 2024-PURE, Class A, 5.20%, 11/15/41	CAD	27	18,330
Series 2024-XL4, Class A, (1 mo. Term SOFR + 1.44%), 5.75%, 02/15/39	USD	375	376,836
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 7.45%, 02/15/39		165	165,655
Series 2024-XL4, Class E, (1 mo. Term SOFR + 4.19%), 8.49%, 02/15/39		107	104,746
BX Trust(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41		37	33,806
Series 2021-ARIA, Class A, (1 mo. Term SOFR + 1.01%), 5.32%, 10/15/36(a)		45	45,000
Series 2021-LBA, Class AV, (1 mo. Term SOFR + 0.91%), 5.22%, 02/15/36(a)		198	197,455
Series 2021-MFM1, Class A, (1 mo. Term SOFR + 0.81%), 5.12%, 01/15/34(a)		378	377,240
Series 2021-VIEW, Class F, (1 mo. Term SOFR + 4.04%), 8.35%, 06/15/36(a)		21	19,821
Series 2022-IND, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 04/15/37(a)		87	87,550

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(b) (continued)
Series 2022-LBA6, Class A, (1 mo. Term SOFR + 1.00%), 5.31%, 01/15/39(a)	USD	450	$ 449,719
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 7.00%, 05/15/38(a)		371	373,783
Series 2023-DELC, Class D, (1 mo. Term SOFR + 4.39%), 8.69%, 05/15/38(a)		262	264,616
Series 2024-CNYN, Class A, (1 mo. Term SOFR + 1.44%), 5.75%, 04/15/41(a)		87	87,309
Series 2024-CNYN, Class D, (1 mo. Term SOFR + 2.69%), 7.00%, 04/15/41(a)		85	84,845
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 7.99%, 04/15/41(a)		85	84,221
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 06/15/37(a)		503	503,103
Series 2024-PAT, Class A, (1 mo. Term SOFR + 2.09%), 6.40%, 03/15/41(a)		60	60,150
Series 2024-PAT, Class C, (1 mo. Term SOFR + 4.44%), 8.75%, 03/15/41(a)		122	121,635
Series 2024-PAT, Class D, (1 mo. Term SOFR + 5.39%), 9.70%, 03/15/41(a)		56	55,654
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 07/15/29(a)		284	285,419
Series 2024-VLT4, Class E, (1 mo. Term SOFR + 2.89%), 7.20%, 07/15/29(a)		60	60,188
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 8.24%, 07/15/29(a)		150	150,491
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 6.19%, 07/15/41(a)(b)		140	140,350
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class A, (1 mo. Term SOFR + 1.37%), 5.67%, 12/15/37(a)(b)		100	100,000
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 6.93%, 09/15/38(a)(b)		474	478,467
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	548,807
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(b)		330	299,543
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		200	192,731
Commercial Mortgage Trust
Series 2015-CR25, Class A4, 3.76%, 08/10/48		460	456,837
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 6.15%, 06/15/41(a)(b)		170	169,469
Series 2024-WCL1, Class B, (1 mo. Term SOFR + 2.59%), 6.90%, 06/15/41(a)(b)		50	49,781
Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 8.79%, 06/15/41(a)(b)		66	66,332
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.95%, 08/15/41		70	70,306
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 8.19%, 08/15/41		200	199,750
CSMC, Series 2020-NET, Class B, 2.82%, 08/15/37(b)		570	557,888
CSTL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.92%, 11/10/41(a)(b)		170	166,764
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 6.19%, 08/15/34(a)(b)		160	160,750
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		100	101,433
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DC Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)	USD	10	$ 10,076
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1 mo. Term SOFR + 1.50%), 5.81%, 03/15/34		72	72,135
Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 8.31%, 03/15/34		204	205,230
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.99%, 06/10/39		75	75,974
Series 2024-ELM, Class A15, 5.99%, 06/10/39		75	75,892
Series 2024-ELM, Class E10, 8.05%, 06/10/39		95	95,969
Series 2024-ELM, Class XP10, 0.24%, 06/10/39		1,000	3,024
Series 2024-ELM, Class XP15, 1.61%, 06/10/39		1,005	20,161
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		350	350,447
Extended Stay America Trust, Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 8.12%, 07/15/38(a)(b)		632	635,079
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		17	16,901
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.76%, 12/15/39(a)(b)		700	702,406
Fontainebleau Miami Beach Mortgage Trust 2024- FBLU, Series 2024-FBLU, Class G, (1 mo. Term SOFR + 5.65%), 9.96%, 12/15/39(a)(b)		100	100,563
FS Rialto, Series 2024-FL9, Class A, (1 mo. Term SOFR + 1.63%), 5.93%, 10/19/39(a)(b)		100	100,314
FS Rialto Issuer LLC, 02/01/30(c)		780	778,050
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 03/15/39(a)(b)		100	100,250
GS Mortgage Securities Corp. Trust(a)(b)
Series 2022-ECI, Class A, (1 mo. Term SOFR + 2.19%), 6.50%, 08/15/39		570	570,534
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 7.10%, 03/15/28		510	513,506
Series 2023-SHIP, Class A, 4.32%, 09/10/38		405	400,464
Series 2023-SHIP, Class C, 5.51%, 09/10/38		530	528,125
Series 2023-SHIP, Class E, 7.43%, 09/10/38		132	133,049
Series 2024-RVR, Class E, 7.72%, 08/10/41		37	36,453
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.40%, 07/10/48(a)		56	54,743
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	288,243
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	172,851
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 6.00%, 05/15/41(a)(b)		197	197,985
HIH Trust(a)(b)
Series 2024-2061, Class A, (1 mo. Term SOFR + 1.84%), 6.15%, 10/15/41		70	70,394
Series 2024-2061, Class D, (1 mo. Term SOFR + 3.64%), 7.95%, 10/15/41		30	30,113
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 05/15/37		100	100,094
Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 7.50%, 05/15/37		100	99,375
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1 mo. Term SOFR + 1.64%), 5.95%, 06/15/41(a)(b)		37	37,150
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 5.57%, 10/15/36(a)(b)		100	98,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 02/05/45(a)(b)(c)	USD	158	$ 158,519
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		100	102,599
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 6.05%, 11/15/41(a)(b)		100	100,313
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	129,128
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.12%, 04/15/38(a)(b)		10	10,006
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		160	159,560
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		41	40,715
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		137	136,019
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		118	117,197
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	37,033
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 5.93%, 06/15/39		119	119,186
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 7.50%, 06/15/39		88	88,533
JW Trust, Series 2024-BERY, Class A, (1 mo. Term SOFR + 1.59%), 5.90%, 11/15/39(a)(b)		600	600,938
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 12/15/39(a)(b)		100	100,281
LBA Trust(a)(b)
Series 2024-7IND, Class A, (1 mo. Term SOFR + 1.44%), 5.75%, 10/15/41		60	60,150
Series 2024-7IND, Class D, (1 mo. Term SOFR + 2.64%), 6.95%, 10/15/41		17	17,043
Series 2024-BOLT, Class A, (1 mo. Term SOFR + 1.59%), 5.90%, 06/15/39		460	460,144
Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 8.74%, 06/15/39		16	15,982
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1 mo. Term SOFR + 0.51%), 4.83%, 06/25/37(a)(b)		15	15,016
LoanCore, Series 2025-CRE8, Class A, 08/17/42(a)(b)(c)		427	425,931
MCR Mortgage Trust(b)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 6.10%, 12/15/41(a)		100	100,531
Series 2024-HTL, Class C, (1 mo. Term SOFR + 3.11%), 7.41%, 02/15/37(a)		81	81,098
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,819
Series 2024-TWA, Class E, 8.73%, 06/12/39		60	60,732
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	5,264
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1 mo. Term SOFR + 0.92%), 5.22%, 04/15/38(a)(b)		122	121,770
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 7.17%, 07/15/38(a)(b)		250	248,750
MIC Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		31	33,486
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	294,347
Series 2019-H6, Class D, 3.00%, 06/15/52(b)		10	7,702
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		69	66,704
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(a)		1,113	67,938
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. Term SOFR + 1.40%), 5.71%, 03/15/39(a)(b)	USD	100	$ 100,000
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 02/10/35(a)(b)(c)		271	277,150
NYC Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 6.30%, 08/15/29(a)(b)		172	173,254
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. Term SOFR + 1.06%), 5.37%, 01/15/36(a)(b)		112	108,360
Open Trust, Series 2023-AIR, Class A, (1 mo. Term SOFR + 3.09%), 7.40%, 11/15/40(a)(b)		177	178,101
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 12/15/39(a)(b)		100	100,281
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 6.20%, 06/15/39(a)(b)		38	38,095
ROCK Trust(b)
Series 2024-CNTR, Class A, 5.39%, 11/13/41		186	186,897
Series 2024-CNTR, Class E, 8.82%, 11/13/41		100	105,563
SELF Commercial Mortgage Trust(a)(b)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 11/15/34		70	70,155
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 8.49%, 11/15/34		100	100,153
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		26	21,299
SHR Trust(a)(b)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 6.26%, 10/15/41		191	191,776
Series 2024-LXRY, Class D, (1 mo. Term SOFR + 3.60%), 7.91%, 10/15/41		100	100,875
Series 2024-LXRY, Class E, (1 mo. Term SOFR + 4.45%), 8.76%, 10/15/41		100	100,750
SREIT Trust, Series 2021-MFP, Class A, (1 mo. Term SOFR + 0.85%), 5.15%, 11/15/38(a)(b)		138	137,705
TTAN(a)(b)
Series 2021-MHC, Class A, (1 mo. Term SOFR + 0.96%), 5.27%, 03/15/38		591	591,026
Series 2021-MHC, Class F, (1 mo. Term SOFR + 3.01%), 7.32%, 03/15/38		69	69,257
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)		376	393,107
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		580	543,479
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.22%, 07/10/36		140	135,482
Series 2024-GCS, Class D, 6.22%, 07/10/36		330	305,344
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(b)		60	60,407
Velocity Commercial Capital Loan Trust(a)(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50		496	439,169
Series 2022-3, Class A, 5.22%, 06/25/52		159	151,883
Series 2023-2, Class M1, 7.03%, 05/25/53		120	120,265
Series 2024-1, Class A, 6.55%, 01/25/54		106	107,353
Series 2024-5, Class A, 5.49%, 10/25/54		102	100,972
Wells Fargo Commercial Mortgage Trust
0.09%, 07/15/43(a)(b)		1,390	13,118
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	192,819
Series 2019-C49, Class D, 3.00%, 03/15/52(b)		10	8,301
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		154	154,482
Series 2024-5C2, Class A3, 5.92%, 11/15/57(a)		40	41,338
Series 2024-BPRC, Class B, 6.22%, 07/15/43(b)		176	178,114

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)	USD	112	$ 111,025
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		50	49,628
Series 2025-5C3, Class A3, 6.10%, 01/15/58		12	12,494
			35,001,321
Interest Only Collateralized Mortgage Obligations(a) — 0.0%
JP Morgan Alternative Loan Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(b)		1,371	234,863
Residential Asset Securitization Trust, Series 2007- A9, Class A2, (1 mo. Term SOFR + 6.34%), 2.02%, 09/25/37		1,090	105,695
			340,558
Total Non-Agency Mortgage-Backed Securities — 10.6% (Cost: $127,635,766)			128,509,939
Preferred Securities
Capital Trust — 0.0%
Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45(a)		20	19,966

	Shares
Preferred Stocks — 0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.00%(e)	750	44,993
		44,993
Total Preferred Securities — 0.0% (Cost: $56,930)		64,959

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	USD	150	123,936
Freddie Mac, Series 2024-P015, Class A1, 4.45%, 11/25/32(a)		44	41,723
Freddie Mac Multifamily Structured Pass Through Certificates, 5.03%, 10/25/31		33	33,222
Ginnie Mae
Series 2023-119, 2.25%, 04/16/65		40	31,325
Series 2023-50, Class AC, 3.25%, 09/16/63(a)		23	20,932
			251,138
Mortgage-Backed Securities — 33.1%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	126,435
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		152	144,131
3.50%, 04/01/48		61	55,290
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 11/20/40 - 02/15/55		4,172	3,843,569
3.50%, 09/20/46 - 02/15/55		6,667	5,977,789
4.50%, 02/20/49 - 02/20/55		8,465	8,012,772
3.00%, 06/20/50 - 02/20/55		12,438	10,826,975
2.00%, 01/20/51 - 02/15/55		16,965	13,588,338
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(q) (continued)
2.50%, 10/20/51 - 02/20/55	USD	16,735	$ 13,994,306
5.50%, 02/20/53 - 02/20/55		5,617	5,576,438
6.00%, 07/20/54 - 02/15/55		3,704	3,735,813
6.50%, 08/20/54 - 02/15/55		2,299	2,342,628
5.00%, 02/15/55		6,292	6,114,054
Uniform Mortgage-Backed Securities(q)
3.00%, 07/01/31 - 02/13/55		31,901	27,416,432
3.50%, 05/01/33 - 02/15/55		16,428	14,660,146
2.50%, 01/01/35 - 02/13/55		47,210	39,041,226
2.00%, 05/01/36 - 02/15/55		78,576	62,860,733
1.50%, 09/01/36 - 10/01/51		5,314	4,251,313
4.00%, 02/15/40 - 02/13/55		18,008	16,566,345
4.50%, 02/15/40 - 02/15/55		40,330	38,011,061
5.50%, 09/01/48 - 02/15/55		37,819	37,382,168
5.00%, 06/01/52 - 02/13/55		18,814	18,179,735
6.00%, 10/01/52 - 03/15/55		56,503	56,907,846
6.50%, 08/01/53 - 02/15/55		10,608	10,901,275
			400,516,818
Total U.S. Government Sponsored Agency Securities — 33.1% (Cost: $399,991,192)			400,767,956
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 - 11/15/54		2,632	2,559,234
1.13%, 05/15/40 - 08/15/40		5,102	3,075,093
4.38%, 05/15/40 - 08/15/43		5,710	5,414,825
4.25%, 11/15/40 - 08/15/54		1,106	1,040,681
1.88%, 02/15/41 - 11/15/51(f)		5,643	3,491,143
4.75%, 02/15/41 - 11/15/43		5,101	5,076,973
3.13%, 11/15/41 - 05/15/48(f)		10,876	8,307,851
2.38%, 02/15/42 - 05/15/51		1,446	953,878
3.00%, 05/15/42 - 08/15/52(f)		14,387	10,654,629
4.00%, 11/15/42 - 11/15/52		7,400	6,534,145
3.88%, 02/15/43		918	812,485
2.88%, 05/15/43 - 05/15/52		3,835	2,755,370
3.63%, 08/15/43 - 05/15/53		2,187	1,804,848
3.75%, 11/15/43		5,825	5,026,958
3.38%, 05/15/44 - 11/15/48		1,900	1,542,153
4.13%, 08/15/44 - 08/15/53		10,702	9,563,520
4.63%, 11/15/44		213	206,971
2.75%, 11/15/47		686	482,960
2.25%, 08/15/49		1,239	769,417
1.63%, 11/15/50		909	474,265
2.00%, 08/15/51		419	239,697
U.S. Treasury Notes
4.25%, 01/31/26 - 11/15/34		6,568	6,494,527
4.00%, 02/15/26 - 02/15/34		28,794	28,529,387
0.50%, 02/28/26 - 08/31/27		8,514	7,841,688
4.63%, 03/15/26 - 05/31/31		21,212	21,348,281
4.50%, 03/31/26 - 11/15/33		4,248	4,253,937
4.88%, 04/30/26 - 10/31/30		35,579	36,400,204
4.13%, 06/15/26 - 11/15/32		8,468	8,382,365
0.63%, 07/31/26 - 08/15/30		2,983	2,748,903
3.75%, 08/31/26 - 05/31/30		5,362	5,254,555
3.50%, 09/30/26 - 04/30/30		1,150	1,136,354
1.63%, 11/30/26 - 05/15/31		5,821	5,201,040
2.63%, 05/31/27		3,189	3,077,675
4.38%, 07/15/27 - 11/30/30		1,591	1,594,925
2.25%, 08/15/27		1,504	1,433,559
3.38%, 09/15/27 - 05/15/33		620	574,320
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
0.38%, 09/30/27	USD	1,103	$ 997,310
3.88%, 11/30/27 - 08/15/34		18,220	17,842,393
1.25%, 03/31/28 - 08/15/31		13,559	11,783,458
3.63%, 03/31/28 - 03/31/30		11,269	11,052,520
2.88%, 08/15/28 - 05/15/32		23,713	22,481,716
1.13%, 08/31/28		1,596	1,430,290
1.38%, 12/31/28		5,103	4,569,308
2.38%, 03/31/29		1,427	1,322,334
3.25%, 06/30/29		1,009	965,645
3.13%, 08/31/29		4,693	4,458,995
1.50%, 02/15/30		1,102	961,667
2.75%, 08/15/32		1,074	956,783
Total U.S. Treasury Obligations — 23.5% (Cost: $283,654,119)			283,881,235
Total Long-Term Investments — 103.1% (Cost: $1,243,049,031)			1,247,118,369
Short-Term Securities
Foreign Agency Obligations — 0.0%
Egypt Treasury Bills(r)
Series 364D, 25.98%, 02/18/25	EGP	1,200	23,525
Series 364D, 30.50%, 03/18/25		1,850	35,685
Nigeria Treasury Bills, 26.95%, 12/11/25(r)	NGN	79,800	43,701
			102,911

	Shares
Money Market Funds — 18.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(p)(s)(t)	21,550,683	21,561,459
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(p)(s)	200,934,107	200,934,107
		222,495,566

		Par (000)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Notes
2.63%, 04/15/25	USD	2,216	2,208,924
3.88%, 04/30/25		835	833,568
2.88%, 06/15/25		1,981	1,970,460
0.25%, 07/31/25		1,541	1,511,513
5.00%, 08/31/25 - 09/30/25		1,883	1,890,563
4.50%, 11/15/25		953	954,498
4.00%, 12/15/25		3,319	3,312,011
3.82%, 12/31/25		77	76,993
			12,758,530
Total Short-Term Securities — 19.4% (Cost: $235,325,109)			235,357,007
Options Purchased — 0.0% (Cost: $927,695)			439,653
Total Investments Before TBA Sale Commitments and Options Written — 122.5% (Cost: $1,479,301,835)			1,482,915,029
Security		Par (000)	Value
TBA Sale Commitments(q)
Mortgage-Backed Securities — (5.7)%
Uniform Mortgage-Backed Securities
2.00%, 02/15/55	USD	(3,294)	$ (2,563,658)
2.50%, 02/18/40 - 02/13/55		(1,558)	(1,269,991)
3.00%, 02/13/55		(2,096)	(1,782,306)
3.50%, 02/15/40		(7)	(6,628)
4.50%, 02/15/55 - 03/15/55		(42,099)	(39,608,098)
5.00%, 03/01/54 - 02/13/55		(14,207)	(13,714,753)
5.50%, 02/15/55		(868)	(857,196)
6.00%, 02/15/55		(9,072)	(9,133,842)
Total TBA Sale Commitments — (5.7)% (Proceeds: $(68,574,881))			(68,936,472)
Options Written — (0.0)% (Premiums Received: $(307,688))			(184,270)
Total Investments, Net of TBA Sale Commitments and Options Written — 116.8% (Cost: $1,410,419,266)			1,413,794,287
Liabilities in Excess of Other Assets — (16.8)%			(203,633,226)
Net Assets — 100.0%			$ 1,210,161,061

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Convertible security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $251,942, representing less than 0.05% of its net assets as of period end, and an original cost of $255,441.

(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Zero-coupon bond.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Represents or includes a TBA transaction.
(r)	Rates are discount rates or a range of discount rates as of period end.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,501,666	$ 11,061,934 (a)	$ —	$ (487)	$ (1,654)	$ 21,561,459	21,550,683	$ 15,665 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	131,729,503	69,204,604 (a)	—	—	—	200,934,107	200,934,107	1,467,891	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	1,253,560	—	—	1,608	1,255,168	29,075	6,081	—
				$ (487)	$ (46)	$ 223,750,734		$ 1,489,637	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	231	03/06/25	$ 31,757	$ (612,935)
10-Year Australian Treasury Bonds	38	03/17/25	2,653	(39,278)
10-Year U.S. Treasury Note	56	03/20/25	6,103	32,269
10-Year U.S. Ultra Long Treasury Note	15	03/20/25	1,673	(14,832)
U.S. Long Bond	116	03/20/25	13,228	110,099
Ultra U.S. Treasury Bond	43	03/20/25	5,101	68,273
Long Gilt	306	03/27/25	35,198	218,431
2-Year U.S. Treasury Note	362	03/31/25	74,482	94,698
5-Year U.S. Treasury Note	792	03/31/25	84,379	89,859
				(53,416)
Short Contracts
30-Year Euro Buxl Bond	11	03/06/25	1,471	34,370
Euro Bund	1	03/06/25	137	(691)
10-Year Australian Treasury Bonds	221	03/17/25	15,432	(37,000)
10-Year Canadian Bond	283	03/20/25	24,132	(474,491)
10-Year U.S. Treasury Note	826	03/20/25	90,021	(406,421)
Ultra U.S. Treasury Bond	115	03/20/25	13,642	150,432
E-mini Russell 2000 Index	1	03/21/25	115	(240)
Euro Stoxx 50 Index	5	03/21/25	273	(3,015)
				(737,056)
				$ (790,472)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	354,000	USD	59,000	Barclays Bank PLC	02/04/25	$ 1,574
BRL	170,817	USD	28,690	BNP Paribas SA	02/04/25	539
BRL	183,045	USD	30,000	Citibank N.A.	02/04/25	1,322
BRL	183,600	USD	30,000	Citibank N.A.	02/04/25	1,417
BRL	115,115	USD	18,710	Goldman Sachs International	02/04/25	988
BRL	184,110	USD	30,000	Morgan Stanley & Co. International PLC	02/04/25	1,504
USD	60,719	BRL	354,000	Barclays Bank PLC	02/04/25	145
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,299	BRL	170,817	BNP Paribas SA	02/04/25	$ 70
USD	31,397	BRL	183,045	Citibank N.A.	02/04/25	75
USD	31,492	BRL	183,600	Citibank N.A.	02/04/25	75
USD	19,745	BRL	115,115	Goldman Sachs International	02/04/25	47
USD	31,579	BRL	184,110	Morgan Stanley & Co. International PLC	02/04/25	75
EUR	47,000	USD	48,751	Goldman Sachs International	02/10/25	19
PEN	122,706	USD	32,782	Citibank N.A.	02/12/25	168
USD	330,204	ZAR	5,944,319	BNP Paribas SA	02/18/25	12,414
COP	141,846,982	USD	32,791	State Street Bank and Trust Co.	02/21/25	864
EGP	1,036,800	USD	20,000	Bank of America N.A.	02/24/25	446
EGP	175,005	USD	3,450	Citibank N.A.	02/24/25	1
AUD	120,850	USD	74,985	Citibank N.A.	02/27/25	154
CLP	11,019,242	USD	11,140	Goldman Sachs International	02/27/25	91
CLP	47,491,680	USD	48,000	Goldman Sachs International	02/27/25	405
CLP	65,871,978	USD	65,000	Goldman Sachs International	02/27/25	2,139
COP	169,822,976	GBP	31,960	Barclays Bank PLC	02/27/25	636
COP	29,013,065	GBP	5,520	Morgan Stanley & Co. International PLC	02/27/25	34
CZK	761,965	USD	31,000	Morgan Stanley & Co. International PLC	02/27/25	394
EUR	5,820	ZAR	112,848	Barclays Bank PLC	02/27/25	16
GBP	88,200	USD	107,429	Barclays Bank PLC	02/27/25	1,922
GBP	15,320	USD	18,870	Goldman Sachs International	02/27/25	124
HUF	5,930,308	USD	15,020	Goldman Sachs International	02/27/25	38
HUF	35,443,901	USD	88,000	Morgan Stanley & Co. International PLC	02/27/25	1,999
JPY	1,896,217	USD	12,170	Goldman Sachs International	02/27/25	88
JPY	16,765,475	USD	107,900	Toronto-Dominion Bank	02/27/25	484
MXN	1,555,961	USD	74,796	Toronto-Dominion Bank	02/27/25	32
NOK	341,387	USD	30,000	Toronto-Dominion Bank	02/27/25	160
PEN	134,657	USD	35,660	Goldman Sachs International	02/27/25	485
PLN	62,721	EUR	14,840	Goldman Sachs International	02/27/25	—
SGD	97,007	USD	71,000	State Street Bank and Trust Co.	02/27/25	451
THB	1,029,081	USD	30,000	Citibank N.A.	02/27/25	601
TRY	2,092,849	USD	56,840	Barclays Bank PLC	02/27/25	379
TRY	934,770	USD	25,451	Goldman Sachs International	02/27/25	106
TRY	1,623,000	USD	44,133	UBS AG	02/27/25	240
USD	99,900	CAD	143,518	Barclays Bank PLC	02/27/25	1,053
USD	16,980	CAD	24,397	Goldman Sachs International	02/27/25	177
USD	51,787	CZK	1,249,366	Morgan Stanley & Co. International PLC	02/27/25	311
USD	219,658	CZK	5,271,431	Toronto-Dominion Bank	02/27/25	2,469
USD	9,410	EUR	9,030	Barclays Bank PLC	02/27/25	32
USD	90,107	EUR	86,385	Morgan Stanley & Co. International PLC	02/27/25	398
USD	117,011	EUR	112,248	Morgan Stanley & Co. International PLC	02/27/25	443
USD	36,000	IDR	586,094,400	BNP Paribas SA	02/27/25	103
USD	5,000	INR	432,404	Bank of America N.A.	02/27/25	18
USD	5,960	MXN	122,536	Barclays Bank PLC	02/27/25	67
USD	36,000	MYR	157,428	Barclays Bank PLC	02/27/25	611
USD	8,440	PEN	31,396	Toronto-Dominion Bank	02/27/25	13
USD	24,000	PLN	96,466	Morgan Stanley & Co. International PLC	02/27/25	297
USD	5,760	SEK	63,324	Citibank N.A.	02/27/25	41
USD	30,000	SGD	40,549	BNP Paribas SA	02/27/25	133
USD	12,590	SGD	17,058	Goldman Sachs International	02/27/25	26
USD	36,000	ZAR	672,876	Bank of America N.A.	02/27/25	55
USD	40,000	ZAR	741,436	Bank of America N.A.	02/27/25	393
USD	7,590	ZAR	141,223	Barclays Bank PLC	02/27/25	46
ZAR	935,717	EUR	48,060	Toronto-Dominion Bank	02/27/25	76
AUD	60,000	USD	37,244	Barclays Bank PLC	03/19/25	65
AUD	110,000	USD	67,933	Goldman Sachs International	03/19/25	466
AUD	210,000	USD	129,875	State Street Bank and Trust Co.	03/19/25	706
AUD	400,000	USD	245,872	State Street Bank and Trust Co.	03/19/25	2,854
AUD	70,000	USD	43,312	UBS AG	03/19/25	215
BRL	120,000	USD	20,042	Barclays Bank PLC	03/19/25	302
BRL	3,861,105	USD	626,000	Barclays Bank PLC	03/19/25	28,569
BRL	69,480	USD	11,641	Citibank N.A.	03/19/25	138

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	740,000	USD	124,681	Citibank N.A.	03/19/25	$ 770
BRL	290,000	USD	49,059	Goldman Sachs International	03/19/25	104
BRL	360,520	USD	60,410	Goldman Sachs International	03/19/25	709
BRL	1,559,000	USD	254,517	Goldman Sachs International	03/19/25	9,778
BRL	2,089,000	USD	344,462	Goldman Sachs International	03/19/25	9,684
BRL	3,600,000	USD	575,689	Goldman Sachs International	03/19/25	34,615
BRL	2,071,000	USD	336,748	State Street Bank and Trust Co.	03/19/25	14,346
BRL	5,324,000	USD	850,085	State Street Bank and Trust Co.	03/19/25	52,486
CHF	150,000	USD	164,800	Royal Bank of Canada	03/19/25	702
CLP	14,953,684	USD	14,835	Bank of America N.A.	03/19/25	403
CLP	30,000,000	USD	29,807	Barclays Bank PLC	03/19/25	763
CLP	101,000,000	USD	100,294	Barclays Bank PLC	03/19/25	2,625
CLP	19,000,000	USD	18,669	Goldman Sachs International	03/19/25	692
CLP	25,000,000	USD	24,914	Goldman Sachs International	03/19/25	561
CLP	47,000,000	USD	46,519	Goldman Sachs International	03/19/25	1,374
CLP	48,000,000	USD	47,233	Goldman Sachs International	03/19/25	1,679
CLP	48,046,316	USD	47,655	Goldman Sachs International	03/19/25	1,304
CLP	57,000,000	USD	57,761	Goldman Sachs International	03/19/25	322
CLP	156,000,000	USD	157,433	Goldman Sachs International	03/19/25	1,531
COP	860,000,000	USD	200,319	Bank of America N.A.	03/19/25	2,977
COP	170,000,000	USD	38,846	Barclays Bank PLC	03/19/25	1,340
COP	180,000,000	USD	40,827	Barclays Bank PLC	03/19/25	1,724
COP	190,000,000	USD	43,615	Barclays Bank PLC	03/19/25	1,299
COP	210,000,000	USD	47,786	BNP Paribas SA	03/19/25	1,856
COP	1,510,000,000	USD	344,700	Citibank N.A.	03/19/25	12,249
COP	310,000,000	USD	70,914	Goldman Sachs International	03/19/25	2,367
CZK	1,100,000	USD	45,292	Barclays Bank PLC	03/19/25	47
EUR	130,000	USD	134,110	Bank of America N.A.	03/19/25	1,025
EUR	280,000	USD	288,966	Bank of America N.A.	03/19/25	2,095
EUR	530,000	USD	549,669	Bank of America N.A.	03/19/25	1,267
EUR	140,000	USD	144,541	Barclays Bank PLC	03/19/25	990
EUR	350,000	USD	357,888	Barclays Bank PLC	03/19/25	5,938
EUR	380,000	USD	390,744	Barclays Bank PLC	03/19/25	4,267
EUR	120,000	USD	123,876	Goldman Sachs International	03/19/25	864
EUR	370,000	USD	382,300	Goldman Sachs International	03/19/25	2,316
EUR	100,000	USD	103,142	Toronto-Dominion Bank	03/19/25	808
EUR	120,000	USD	124,063	UBS AG	03/19/25	677
GBP	472,000	USD	575,271	Barclays Bank PLC	03/19/25	9,879
GBP	80,000	USD	97,783	UBS AG	03/19/25	1,395
HUF	10,000,000	USD	25,014	Morgan Stanley & Co. International PLC	03/19/25	351
IDR	1,620,000,000	USD	98,531	Barclays Bank PLC	03/19/25	587
IDR	640,000,000	USD	39,060	Goldman Sachs International	03/19/25	98
IDR	1,120,000,000	USD	68,230	Goldman Sachs International	03/19/25	296
JPY	48,000,000	USD	306,533	Barclays Bank PLC	03/19/25	4,481
JPY	5,000,000	USD	31,990	Citibank N.A.	03/19/25	407
JPY	11,000,000	USD	69,964	Goldman Sachs International	03/19/25	1,310
JPY	23,000,000	USD	146,808	State Street Bank and Trust Co.	03/19/25	2,219
JPY	5,000,000	USD	32,160	Toronto-Dominion Bank	03/19/25	237
JPY	7,000,000	USD	44,789	Toronto-Dominion Bank	03/19/25	567
JPY	160,400,000	USD	1,038,342	Toronto-Dominion Bank	03/19/25	965
KRW	71,400,000	USD	48,605	Barclays Bank PLC	03/19/25	475
MXN	1,300,000	USD	62,297	Goldman Sachs International	03/19/25	28
NOK	200,000	USD	17,651	Barclays Bank PLC	03/19/25	18
NOK	1,000,000	USD	88,164	Goldman Sachs International	03/19/25	182
NOK	700,000	USD	61,697	Toronto-Dominion Bank	03/19/25	145
NOK	1,100,000	USD	96,899	Toronto-Dominion Bank	03/19/25	281
PHP	1,700,000	USD	28,971	Barclays Bank PLC	03/19/25	87
PHP	2,300,000	USD	39,045	Citibank N.A.	03/19/25	268
PHP	2,400,000	USD	40,850	Citibank N.A.	03/19/25	172
PLN	650,000	USD	157,304	Bank of America N.A.	03/19/25	2,289
PLN	200,000	USD	48,050	Barclays Bank PLC	03/19/25	1,056
PLN	300,000	USD	71,825	Barclays Bank PLC	03/19/25	1,833
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	1,100,000	USD	268,782	Barclays Bank PLC	03/19/25	$ 1,298
PLN	300,000	USD	73,044	Goldman Sachs International	03/19/25	614
PLN	350,000	USD	84,209	Morgan Stanley & Co. International PLC	03/19/25	1,725
PLN	500,000	USD	120,730	Morgan Stanley & Co. International PLC	03/19/25	2,034
SGD	30,000	USD	21,966	Goldman Sachs International	03/19/25	148
SGD	50,000	USD	36,627	Goldman Sachs International	03/19/25	230
SGD	170,000	USD	124,685	Goldman Sachs International	03/19/25	629
THB	2,700,000	USD	79,395	Barclays Bank PLC	03/19/25	991
THB	5,600,000	USD	164,594	Barclays Bank PLC	03/19/25	2,131
THB	9,400,000	USD	279,292	Barclays Bank PLC	03/19/25	567
THB	12,700,000	USD	376,578	BNP Paribas SA	03/19/25	1,531
THB	2,700,000	USD	79,570	UBS AG	03/19/25	816
USD	195,210	AUD	310,000	Barclays Bank PLC	03/19/25	2,448
USD	205,084	AUD	320,000	Barclays Bank PLC	03/19/25	6,103
USD	88,347	AUD	140,000	Citibank N.A.	03/19/25	1,293
USD	50,526	AUD	80,000	State Street Bank and Trust Co.	03/19/25	781
USD	99,670	AUD	160,000	State Street Bank and Trust Co.	03/19/25	180
USD	279,675	CAD	400,000	Bank of America N.A.	03/19/25	3,936
USD	165,981	CAD	240,000	Barclays Bank PLC	03/19/25	537
USD	186,403	CAD	270,000	Barclays Bank PLC	03/19/25	279
USD	216,275	CAD	310,000	Barclays Bank PLC	03/19/25	2,577
USD	42,113	CAD	60,000	Citibank N.A.	03/19/25	752
USD	132,409	CAD	190,000	Citibank N.A.	03/19/25	1,433
USD	118,530	CAD	170,000	Goldman Sachs International	03/19/25	1,341
USD	278,071	CAD	400,000	Goldman Sachs International	03/19/25	2,331
USD	92,220	CAD	130,000	Toronto-Dominion Bank	03/19/25	2,605
USD	145,760	CAD	210,000	Toronto-Dominion Bank	03/19/25	997
USD	22,570	CHF	20,000	Barclays Bank PLC	03/19/25	503
USD	346,622	CHF	310,000	Goldman Sachs International	03/19/25	4,586
USD	1,596,217	CHF	1,400,000	Toronto-Dominion Bank	03/19/25	51,535
USD	90,766	CHF	80,000	UBS AG	03/19/25	2,498
USD	79,763	CZK	1,900,000	Barclays Bank PLC	03/19/25	1,449
USD	99,578	CZK	2,400,000	Morgan Stanley & Co. International PLC	03/19/25	656
USD	111,879	CZK	2,700,000	Royal Bank of Canada	03/19/25	592
USD	305,548	EUR	290,000	Barclays Bank PLC	03/19/25	4,093
USD	386,966	EUR	370,000	Barclays Bank PLC	03/19/25	2,350
USD	437,512	EUR	415,000	Barclays Bank PLC	03/19/25	6,118
USD	2,935,479	EUR	2,766,400	Barclays Bank PLC	03/19/25	59,798
USD	696,149	EUR	660,000	BNP Paribas SA	03/19/25	10,077
USD	85,084	EUR	80,650	Standard Chartered Bank	03/19/25	1,248
USD	1,248,897	EUR	1,190,000	State Street Bank and Trust Co.	03/19/25	11,889
USD	52,156	EUR	50,000	Toronto-Dominion Bank	03/19/25	181
USD	104,422	EUR	100,000	Toronto-Dominion Bank	03/19/25	471
USD	590,394	EUR	559,624	Toronto-Dominion Bank	03/19/25	8,663
USD	20,878	EUR	20,000	UBS AG	03/19/25	88
USD	52,205	EUR	50,000	UBS AG	03/19/25	229
USD	1,277,305	EUR	1,211,726	UBS AG	03/19/25	17,712
USD	274,147	GBP	220,000	Bank of America N.A.	03/19/25	1,407
USD	356,346	GBP	287,000	Bank of America N.A.	03/19/25	545
USD	372,696	GBP	300,000	Bank of America N.A.	03/19/25	778
USD	25,090	GBP	20,000	Barclays Bank PLC	03/19/25	296
USD	498,718	GBP	400,000	Barclays Bank PLC	03/19/25	2,829
USD	571,066	GBP	450,000	Barclays Bank PLC	03/19/25	13,190
USD	601,808	GBP	476,000	Barclays Bank PLC	03/19/25	11,699
USD	366,115	GBP	290,000	Citibank N.A.	03/19/25	6,595
USD	434,428	GBP	350,000	Goldman Sachs International	03/19/25	524
USD	440,856	GBP	350,000	Goldman Sachs International	03/19/25	6,953
USD	186,970	GBP	150,000	Toronto-Dominion Bank	03/19/25	1,011
USD	2,743,759	GBP	2,150,300	Toronto-Dominion Bank	03/19/25	77,980
USD	242,193	GBP	190,000	UBS AG	03/19/25	6,645
USD	1,731,708	GBP	1,360,000	UBS AG	03/19/25	45,683
USD	79,303	IDR	1,290,000,000	Barclays Bank PLC	03/19/25	375

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	91,085	IDR	1,480,000,000	Barclays Bank PLC	03/19/25	$ 533
USD	59,813	IDR	970,000,000	Citibank N.A.	03/19/25	465
USD	58,954	IDR	960,000,000	Goldman Sachs International	03/19/25	217
USD	229,204	IDR	3,730,000,000	Goldman Sachs International	03/19/25	987
USD	75,360	IDR	1,220,000,000	UBS AG	03/19/25	715
USD	61,184	INR	5,300,000	Barclays Bank PLC	03/19/25	224
USD	156,185	INR	13,500,000	Citibank N.A.	03/19/25	911
USD	157,682	INR	13,700,000	Goldman Sachs International	03/19/25	108
USD	139,431	JPY	21,000,000	Barclays Bank PLC	03/19/25	3,362
USD	224,022	JPY	34,000,000	Barclays Bank PLC	03/19/25	3,720
USD	532,710	JPY	81,000,000	Citibank N.A.	03/19/25	7,873
USD	113,287	JPY	17,200,000	Toronto-Dominion Bank	03/19/25	1,840
USD	1,045,509	JPY	156,286,255	Toronto-Dominion Bank	03/19/25	32,858
USD	122,385	KRW	175,000,000	Bank of America N.A.	03/19/25	2,092
USD	65,570	KRW	95,000,000	Barclays Bank PLC	03/19/25	268
USD	79,680	KRW	115,000,000	Barclays Bank PLC	03/19/25	630
USD	89,777	KRW	130,000,000	Barclays Bank PLC	03/19/25	417
USD	111,959	KRW	160,000,000	Barclays Bank PLC	03/19/25	1,976
USD	118,945	KRW	170,000,000	Barclays Bank PLC	03/19/25	2,089
USD	292,828	KRW	420,000,000	Barclays Bank PLC	03/19/25	4,124
USD	301,468	KRW	435,000,000	Barclays Bank PLC	03/19/25	2,453
USD	391,668	KRW	560,000,000	BNP Paribas SA	03/19/25	6,730
USD	928,795	KRW	1,325,000,000	Citibank N.A.	03/19/25	18,004
USD	43,277	MXN	900,000	Barclays Bank PLC	03/19/25	129
USD	67,229	MXN	1,400,000	Barclays Bank PLC	03/19/25	110
USD	77,516	MXN	1,600,000	Barclays Bank PLC	03/19/25	808
USD	209,932	MXN	4,311,110	Barclays Bank PLC	03/19/25	3,248
USD	366,969	MXN	7,500,000	Barclays Bank PLC	03/19/25	7,403
USD	1,002,332	MXN	20,583,616	Barclays Bank PLC	03/19/25	15,509
USD	19,529	MXN	400,000	Goldman Sachs International	03/19/25	352
USD	24,390	MXN	500,000	Goldman Sachs International	03/19/25	419
USD	145,290	MXN	3,000,000	Goldman Sachs International	03/19/25	1,464
USD	142,363	NOK	1,600,000	Bank of America N.A.	03/19/25	1,010
USD	72,065	NOK	800,000	Barclays Bank PLC	03/19/25	1,388
USD	169,280	NOK	1,900,000	Goldman Sachs International	03/19/25	1,423
USD	35,774	NOK	400,000	Morgan Stanley & Co. International PLC	03/19/25	436
USD	35,411	NOK	400,000	State Street Bank and Trust Co.	03/19/25	72
USD	98,249	NOK	1,100,000	Toronto-Dominion Bank	03/19/25	1,068
USD	231,457	NZD	410,000	Bank of America N.A.	03/19/25	26
USD	133,636	NZD	230,000	Barclays Bank PLC	03/19/25	3,809
USD	79,277	NZD	140,000	Royal Bank of Canada	03/19/25	252
USD	68,595	NZD	120,000	Toronto-Dominion Bank	03/19/25	859
USD	181,115	NZD	320,000	Toronto-Dominion Bank	03/19/25	486
USD	186,546	NZD	330,000	Toronto-Dominion Bank	03/19/25	273
USD	68,716	PHP	4,000,000	Citibank N.A.	03/19/25	344
USD	118,023	PHP	6,900,000	Goldman Sachs International	03/19/25	83
USD	73,942	PLN	300,000	Goldman Sachs International	03/19/25	284
USD	117,832	SEK	1,300,000	Bank of America N.A.	03/19/25	282
USD	127,745	SEK	1,400,000	Bank of America N.A.	03/19/25	1,152
USD	1,109,741	SEK	12,100,000	Barclays Bank PLC	03/19/25	15,619
USD	345,849	SEK	3,800,000	Goldman Sachs International	03/19/25	2,240
USD	100,415	SEK	1,100,000	Toronto-Dominion Bank	03/19/25	950
USD	36,947	SGD	50,000	Barclays Bank PLC	03/19/25	90
USD	37,296	SGD	50,000	Barclays Bank PLC	03/19/25	439
USD	66,976	SGD	90,000	Barclays Bank PLC	03/19/25	633
USD	118,643	SGD	160,000	Morgan Stanley & Co. International PLC	03/19/25	700
USD	363,194	SGD	490,000	Morgan Stanley & Co. International PLC	03/19/25	1,994
USD	37,203	SGD	50,000	UBS AG	03/19/25	346
USD	30,720	TWD	1,000,000	Barclays Bank PLC	03/19/25	350
USD	82,062	TWD	2,700,000	Barclays Bank PLC	03/19/25	63
USD	119,146	TWD	3,900,000	Barclays Bank PLC	03/19/25	702
USD	134,232	TWD	4,400,000	Barclays Bank PLC	03/19/25	604
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	152,793	TWD	5,000,000	Barclays Bank PLC	03/19/25	$ 943
USD	427,073	TWD	13,800,000	Barclays Bank PLC	03/19/25	7,965
USD	100,240	TWD	3,300,000	UBS AG	03/19/25	19
USD	59,248	ZAR	1,100,000	Goldman Sachs International	03/19/25	587
USD	347,980	ZAR	6,400,000	Goldman Sachs International	03/19/25	6,676
USD	134,141	ZAR	2,500,000	Morgan Stanley & Co. International PLC	03/19/25	819
INR	4,280,885	USD	49,000	Citibank N.A.	04/16/25	124
INR	2,527,292	USD	29,000	Goldman Sachs International	04/16/25	1
						859,680
BRL	174,419	USD	29,917	Barclays Bank PLC	02/04/25	(71)
BRL	175,112	USD	30,036	Barclays Bank PLC	02/04/25	(72)
BRL	213,957	USD	36,699	Barclays Bank PLC	02/04/25	(88)
BRL	211,068	USD	36,203	Citibank N.A.	02/04/25	(86)
BRL	382,466	USD	65,602	Citibank N.A.	02/04/25	(157)
USD	29,500	BRL	175,112	Barclays Bank PLC	02/04/25	(464)
USD	29,500	BRL	174,419	Barclays Bank PLC	02/04/25	(346)
USD	36,000	BRL	213,957	Barclays Bank PLC	02/04/25	(611)
USD	36,000	BRL	211,068	Citibank N.A.	02/04/25	(117)
USD	65,400	BRL	382,466	Citibank N.A.	02/04/25	(45)
USD	153,815	TRY	5,609,608	Barclays Bank PLC	02/10/25	(1,875)
USD	32,862	PEN	122,706	Citibank N.A.	02/12/25	(88)
COP	64,538,960	USD	16,048	Citibank N.A.	02/21/25	(735)
COP	193,110,000	USD	48,545	Citibank N.A.	02/21/25	(2,727)
USD	60,558	COP	265,221,335	Bank of America N.A.	02/21/25	(2,370)
USD	57,659	COP	257,648,960	Citibank N.A.	02/21/25	(3,472)
USD	169,878	COP	742,368,450	Citibank N.A.	02/21/25	(6,258)
USD	49,329	COP	216,515,280	State Street Bank and Trust Co.	02/21/25	(2,042)
USD	367,469	PLN	1,528,349	Morgan Stanley & Co. International PLC	02/21/25	(8,149)
USD	69,692	PLN	288,641	Toronto-Dominion Bank	02/21/25	(1,246)
COP	278,800,000	USD	67,294	BNP Paribas SA	02/24/25	(1,172)
COP	87,964,720	USD	21,902	Morgan Stanley & Co. International PLC	02/24/25	(1,039)
USD	83,916	COP	366,764,720	Citibank N.A.	02/24/25	(3,068)
AUD	3,639	EUR	2,190	Bank of America N.A.	02/27/25	(12)
AUD	21,059	EUR	12,700	State Street Bank and Trust Co.	02/27/25	(95)
AUD	38,420	USD	24,101	Barclays Bank PLC	02/27/25	(213)
AUD	63,000	USD	39,620	BNP Paribas SA	02/27/25	(450)
CAD	51,780	USD	36,000	Bank of America N.A.	02/27/25	(337)
CAD	51,825	USD	36,000	BNP Paribas SA	02/27/25	(306)
CNH	523,814	USD	72,000	BNP Paribas SA	02/27/25	(412)
CNH	361,950	USD	50,000	Morgan Stanley & Co. International PLC	02/27/25	(534)
CZK	858,519	USD	36,000	Bank of America N.A.	02/27/25	(628)
CZK	105,239	USD	4,360	Goldman Sachs International	02/27/25	(24)
EUR	11,570	GBP	9,789	Barclays Bank PLC	02/27/25	(122)
EUR	67,040	GBP	56,623	Barclays Bank PLC	02/27/25	(582)
EUR	34,000	USD	35,817	Morgan Stanley & Co. International PLC	02/27/25	(509)
GBP	58,000	USD	72,483	Morgan Stanley & Co. International PLC	02/27/25	(574)
IDR	968,700,000	USD	60,000	Goldman Sachs International	02/27/25	(670)
KRW	22,526,447	USD	15,690	Bank of America N.A.	02/27/25	(218)
KRW	43,623,000	USD	30,000	Citibank N.A.	02/27/25	(39)
KRW	85,620,500	USD	59,500	Citibank N.A.	02/27/25	(694)
MXN	1,079,441	USD	52,235	Barclays Bank PLC	02/27/25	(324)
MXN	150,097	USD	7,265	BNP Paribas SA	02/27/25	(47)
MXN	1,224,302	USD	59,500	Goldman Sachs International	02/27/25	(622)
MYR	49,450	USD	11,150	Goldman Sachs International	02/27/25	(34)
MYR	217,682	USD	49,000	Morgan Stanley & Co. International PLC	02/27/25	(67)
NOK	404,280	USD	36,000	Bank of America N.A.	02/27/25	(283)
NOK	44,550	USD	3,950	Goldman Sachs International	02/27/25	(14)
SGD	79,473	USD	59,000	Goldman Sachs International	02/27/25	(464)
SGD	23,691	USD	17,590	Morgan Stanley & Co. International PLC	02/27/25	(140)
USD	36,000	CLP	35,485,200	Goldman Sachs International	02/27/25	(168)
USD	43,890	COP	187,295,308	BNP Paribas SA	02/27/25	(512)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	85,840	COP	374,202,312	Toronto-Dominion Bank	02/27/25	$ (2,872)
USD	76,132	EUR	74,000	State Street Bank and Trust Co.	02/27/25	(716)
USD	87,271	EUR	84,781	UBS AG	02/27/25	(772)
USD	60,000	JPY	9,334,052	Barclays Bank PLC	02/27/25	(342)
USD	30,000	JPY	4,668,271	BNP Paribas SA	02/27/25	(179)
USD	4,000	KRW	5,826,506	Goldman Sachs International	02/27/25	(2)
USD	49,000	MXN	1,024,213	Goldman Sachs International	02/27/25	(255)
USD	30,000	PEN	112,320	Citibank N.A.	02/27/25	(150)
USD	36,410	SEK	406,067	Toronto-Dominion Bank	02/27/25	(264)
USD	105,000	SGD	143,459	UBS AG	02/27/25	(665)
USD	49,000	THB	1,691,843	Barclays Bank PLC	02/27/25	(1,309)
USD	30,000	THB	1,014,300	Citibank N.A.	02/27/25	(161)
USD	10,080	THB	342,752	Goldman Sachs International	02/27/25	(112)
USD	17,543	TRY	645,947	Barclays Bank PLC	02/27/25	(117)
USD	12,200	TRY	448,224	Goldman Sachs International	02/27/25	(55)
USD	36,000	TRY	1,323,900	UBS AG	02/27/25	(196)
USD	10,170	ZAR	192,410	Barclays Bank PLC	02/27/25	(109)
ZAR	560,199	USD	30,000	Bank of America N.A.	02/27/25	(74)
ZAR	919,800	USD	50,000	Bank of America N.A.	02/27/25	(864)
MXN	3,040,300	USD	147,223	Morgan Stanley & Co. International PLC	03/05/25	(1,149)
USD	164,375	MXN	3,435,236	Toronto-Dominion Bank	03/05/25	(673)
BRL	384,536	USD	65,400	Citibank N.A.	03/06/25	(135)
AUD	1,250,000	USD	801,373	Barclays Bank PLC	03/19/25	(24,105)
AUD	90,000	USD	57,286	Citibank N.A.	03/19/25	(1,323)
AUD	5,000	USD	3,121	Goldman Sachs International	03/19/25	(12)
AUD	310,000	USD	193,001	Goldman Sachs International	03/19/25	(239)
AUD	240,000	USD	149,322	State Street Bank and Trust Co.	03/19/25	(86)
AUD	380,000	USD	238,802	State Street Bank and Trust Co.	03/19/25	(2,512)
AUD	535,000	USD	334,039	State Street Bank and Trust Co.	03/19/25	(1,368)
AUD	200,000	USD	124,632	Toronto-Dominion Bank	03/19/25	(269)
AUD	530,000	USD	332,192	Toronto-Dominion Bank	03/19/25	(2,630)
AUD	190,000	USD	118,681	UBS AG	03/19/25	(537)
BRL	440,000	USD	74,593	Barclays Bank PLC	03/19/25	—
CAD	60,000	USD	42,603	Barclays Bank PLC	03/19/25	(1,242)
CAD	200,000	USD	139,762	Barclays Bank PLC	03/19/25	(1,892)
CAD	600,000	USD	420,117	Barclays Bank PLC	03/19/25	(6,507)
CAD	640,000	USD	446,428	Barclays Bank PLC	03/19/25	(5,245)
CAD	80,000	USD	56,420	BNP Paribas SA	03/19/25	(1,272)
CAD	80,000	USD	56,425	Goldman Sachs International	03/19/25	(1,277)
CAD	90,000	USD	62,500	Toronto-Dominion Bank	03/19/25	(459)
CAD	130,000	USD	90,265	Toronto-Dominion Bank	03/19/25	(649)
CAD	180,000	USD	125,234	Toronto-Dominion Bank	03/19/25	(1,151)
CAD	390,000	USD	272,107	Toronto-Dominion Bank	03/19/25	(3,261)
CAD	510,000	USD	355,146	Toronto-Dominion Bank	03/19/25	(3,578)
CHF	280,000	USD	313,618	Bank of America N.A.	03/19/25	(4,682)
CHF	35,000	USD	38,822	Barclays Bank PLC	03/19/25	(205)
CHF	100,000	USD	111,421	Barclays Bank PLC	03/19/25	(1,087)
CHF	150,000	USD	165,515	Barclays Bank PLC	03/19/25	(14)
CHF	150,000	USD	166,363	Citibank N.A.	03/19/25	(861)
CHF	50,000	USD	55,178	Goldman Sachs International	03/19/25	(11)
CHF	5,000	USD	5,546	Morgan Stanley & Co. International PLC	03/19/25	(30)
CHF	210,000	USD	236,536	State Street Bank and Trust Co.	03/19/25	(4,834)
CHF	70,000	USD	77,741	Toronto-Dominion Bank	03/19/25	(507)
CHF	110,000	USD	123,148	Toronto-Dominion Bank	03/19/25	(1,780)
CHF	220,000	USD	244,657	UBS AG	03/19/25	(1,921)
CLP	114,000,000	USD	116,288	Barclays Bank PLC	03/19/25	(122)
CLP	246,000,000	USD	251,691	Goldman Sachs International	03/19/25	(1,017)
COP	170,000,000	USD	40,356	Barclays Bank PLC	03/19/25	(169)
CZK	800,000	USD	33,131	Barclays Bank PLC	03/19/25	(157)
CZK	600,000	USD	25,134	Royal Bank of Canada	03/19/25	(403)
CZK	1,230,000	USD	51,626	Toronto-Dominion Bank	03/19/25	(929)
EUR	90,000	USD	94,759	Barclays Bank PLC	03/19/25	(1,204)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	90,000	USD	93,922	Barclays Bank PLC	03/19/25	$ (367)
EUR	150,000	USD	156,852	Barclays Bank PLC	03/19/25	(926)
EUR	190,000	USD	197,954	Barclays Bank PLC	03/19/25	(449)
EUR	290,000	USD	305,727	Barclays Bank PLC	03/19/25	(4,271)
EUR	410,000	USD	428,317	Barclays Bank PLC	03/19/25	(2,120)
EUR	190,000	USD	200,409	Citibank N.A.	03/19/25	(2,903)
EUR	120,000	USD	126,156	Goldman Sachs International	03/19/25	(1,416)
EUR	350,000	USD	369,191	Goldman Sachs International	03/19/25	(5,364)
EUR	370,000	USD	389,639	Goldman Sachs International	03/19/25	(5,022)
EUR	80,000	USD	83,867	Toronto-Dominion Bank	03/19/25	(707)
EUR	780,000	USD	813,486	Toronto-Dominion Bank	03/19/25	(2,673)
EUR	220,000	USD	228,858	UBS AG	03/19/25	(168)
GBP	1,060,000	USD	1,346,616	Barclays Bank PLC	03/19/25	(32,508)
GBP	490,000	USD	621,487	State Street Bank and Trust Co.	03/19/25	(14,022)
GBP	150,000	USD	187,689	Toronto-Dominion Bank	03/19/25	(1,730)
GBP	360,000	USD	455,603	Toronto-Dominion Bank	03/19/25	(9,302)
HUF	23,000,000	USD	58,981	Morgan Stanley & Co. International PLC	03/19/25	(642)
HUF	26,000,000	USD	66,541	Morgan Stanley & Co. International PLC	03/19/25	(592)
HUF	91,000,000	USD	232,602	Toronto-Dominion Bank	03/19/25	(1,779)
IDR	500,000,000	USD	31,205	Barclays Bank PLC	03/19/25	(613)
IDR	2,150,000,000	USD	133,120	Barclays Bank PLC	03/19/25	(1,574)
IDR	2,340,000,000	USD	143,736	Barclays Bank PLC	03/19/25	(564)
IDR	9,630,000,000	USD	600,824	Citibank N.A.	03/19/25	(11,619)
IDR	1,010,000,000	USD	62,169	Goldman Sachs International	03/19/25	(373)
INR	36,000,000	USD	421,491	Barclays Bank PLC	03/19/25	(7,429)
INR	3,400,000	USD	39,138	Goldman Sachs International	03/19/25	(32)
INR	4,000,000	USD	46,081	Goldman Sachs International	03/19/25	(74)
INR	17,600,000	USD	204,440	Goldman Sachs International	03/19/25	(2,010)
JPY	6,000,000	USD	39,177	Goldman Sachs International	03/19/25	(300)
JPY	12,000,000	USD	77,936	Goldman Sachs International	03/19/25	(183)
JPY	12,000,000	USD	78,087	State Street Bank and Trust Co.	03/19/25	(333)
JPY	18,000,000	USD	117,440	State Street Bank and Trust Co.	03/19/25	(809)
JPY	162,000,000	USD	1,075,579	UBS AG	03/19/25	(25,905)
KRW	365,000,000	USD	251,136	Barclays Bank PLC	03/19/25	(239)
KRW	810,000,000	USD	565,785	Citibank N.A.	03/19/25	(8,999)
KRW	60,000,000	USD	41,252	Goldman Sachs International	03/19/25	(8)
KRW	125,000,000	USD	86,897	Goldman Sachs International	03/19/25	(974)
MXN	800,000	USD	38,726	Goldman Sachs International	03/19/25	(373)
MXN	2,500,000	USD	120,235	Goldman Sachs International	03/19/25	(380)
MXN	6,080,000	USD	297,779	Goldman Sachs International	03/19/25	(6,291)
MXN	900,000	USD	43,620	State Street Bank and Trust Co.	03/19/25	(472)
NOK	3,800,000	USD	342,010	Citibank N.A.	03/19/25	(6,296)
NZD	1,470,000	USD	852,549	Toronto-Dominion Bank	03/19/25	(22,785)
PHP	3,500,000	USD	59,852	Bank of America N.A.	03/19/25	(27)
PLN	150,000	USD	36,855	Barclays Bank PLC	03/19/25	(26)
PLN	250,000	USD	62,159	Barclays Bank PLC	03/19/25	(777)
PLN	150,000	USD	36,841	Goldman Sachs International	03/19/25	(12)
SEK	1,700,000	USD	154,902	Barclays Bank PLC	03/19/25	(1,183)
SEK	500,000	USD	45,380	Citibank N.A.	03/19/25	(168)
SEK	2,600,000	USD	238,500	Goldman Sachs International	03/19/25	(3,399)
SEK	3,200,000	USD	293,418	Goldman Sachs International	03/19/25	(4,063)
SEK	1,500,000	USD	136,414	Morgan Stanley & Co. International PLC	03/19/25	(780)
SGD	80,000	USD	59,780	Barclays Bank PLC	03/19/25	(809)
SGD	290,000	USD	214,160	BNP Paribas SA	03/19/25	(389)
SGD	190,000	USD	140,109	Goldman Sachs International	03/19/25	(52)
SGD	270,000	USD	199,503	Goldman Sachs International	03/19/25	(474)
SGD	350,000	USD	259,016	Goldman Sachs International	03/19/25	(1,016)
SGD	550,000	USD	406,847	Goldman Sachs International	03/19/25	(1,419)
SGD	530,000	USD	393,636	Morgan Stanley & Co. International PLC	03/19/25	(2,951)
SGD	180,000	USD	134,428	Toronto-Dominion Bank	03/19/25	(1,743)
TWD	900,000	USD	27,510	Barclays Bank PLC	03/19/25	(176)
TWD	2,600,000	USD	80,490	Barclays Bank PLC	03/19/25	(1,528)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	5,400,000	USD	167,084	Goldman Sachs International	03/19/25	$ (3,086)
USD	55,832	AUD	90,000	Goldman Sachs International	03/19/25	(131)
USD	3,294,614	BRL	20,320,847	Barclays Bank PLC	03/19/25	(150,355)
USD	19,227	BRL	120,000	Goldman Sachs International	03/19/25	(1,116)
USD	38,803	BRL	240,000	Goldman Sachs International	03/19/25	(1,884)
USD	102,130	BRL	607,000	State Street Bank and Trust Co.	03/19/25	(774)
USD	187,485	CHF	170,000	Goldman Sachs International	03/19/25	(84)
USD	38,379	CLP	38,000,000	Barclays Bank PLC	03/19/25	(343)
USD	49,996	CLP	50,000,000	Citibank N.A.	03/19/25	(954)
USD	37,341	CLP	37,000,000	Goldman Sachs International	03/19/25	(362)
USD	48,721	CZK	1,200,000	Bank of America N.A.	03/19/25	(740)
USD	48,643	CZK	1,200,000	Barclays Bank PLC	03/19/25	(818)
USD	163,135	CZK	4,000,000	BNP Paribas SA	03/19/25	(1,735)
USD	152,055	CZK	3,700,000	Citibank N.A.	03/19/25	(450)
USD	36,853	CZK	900,000	Toronto-Dominion Bank	03/19/25	(243)
USD	20,719	EUR	20,000	Barclays Bank PLC	03/19/25	(71)
USD	51,715	EUR	50,000	Barclays Bank PLC	03/19/25	(260)
USD	30,818	EUR	30,000	State Street Bank and Trust Co.	03/19/25	(367)
USD	71,619	EUR	70,000	State Street Bank and Trust Co.	03/19/25	(1,146)
USD	41,115	EUR	40,000	UBS AG	03/19/25	(466)
USD	41,531	EUR	40,000	UBS AG	03/19/25	(49)
USD	49,436	GBP	40,000	Barclays Bank PLC	03/19/25	(153)
USD	135,165	GBP	110,000	Barclays Bank PLC	03/19/25	(1,205)
USD	170,275	GBP	140,000	Barclays Bank PLC	03/19/25	(3,286)
USD	246,724	GBP	200,000	Barclays Bank PLC	03/19/25	(1,221)
USD	157,469	GBP	130,000	State Street Bank and Trust Co.	03/19/25	(3,695)
USD	588,354	GBP	481,000	Toronto-Dominion Bank	03/19/25	(7,953)
USD	36,894	GBP	30,000	UBS AG	03/19/25	(298)
USD	339,643	GBP	275,000	UBS AG	03/19/25	(1,281)
USD	887,000	GBP	720,000	UBS AG	03/19/25	(5,602)
USD	135,066	HUF	54,000,000	Bank of America N.A.	03/19/25	(1,906)
USD	236,439	HUF	95,000,000	Bank of America N.A.	03/19/25	(4,529)
USD	39,688	HUF	16,000,000	Barclays Bank PLC	03/19/25	(896)
USD	308,478	HUF	122,000,000	Barclays Bank PLC	03/19/25	(976)
USD	84,931	HUF	34,000,000	Goldman Sachs International	03/19/25	(1,310)
USD	118,889	HUF	47,000,000	State Street Bank and Trust Co.	03/19/25	(327)
USD	27,505	HUF	11,000,000	UBS AG	03/19/25	(397)
USD	126,929	IDR	2,080,000,000	Barclays Bank PLC	03/19/25	(334)
USD	17,231	INR	1,500,000	Bank of America N.A.	03/19/25	(22)
USD	67,745	INR	5,900,000	Citibank N.A.	03/19/25	(116)
USD	19,411	JPY	3,000,000	Barclays Bank PLC	03/19/25	(27)
USD	31,896	JPY	5,000,000	Barclays Bank PLC	03/19/25	(502)
USD	70,669	JPY	11,000,000	Goldman Sachs International	03/19/25	(605)
USD	50,148	JPY	7,753,000	Toronto-Dominion Bank	03/19/25	(87)
USD	154,572	JPY	24,000,000	UBS AG	03/19/25	(935)
USD	61,241	KRW	90,000,000	Barclays Bank PLC	03/19/25	(624)
USD	85,827	KRW	125,000,000	Barclays Bank PLC	03/19/25	(96)
USD	157,198	KRW	230,000,000	Citibank N.A.	03/19/25	(901)
USD	47,902	KRW	70,000,000	Goldman Sachs International	03/19/25	(216)
USD	28,760	MXN	600,000	Barclays Bank PLC	03/19/25	(5)
USD	38,080	MXN	800,000	State Street Bank and Trust Co.	03/19/25	(274)
USD	26,353	NOK	300,000	Goldman Sachs International	03/19/25	(151)
USD	87,903	NOK	1,000,000	State Street Bank and Trust Co.	03/19/25	(443)
USD	26,096	NOK	300,000	Toronto-Dominion Bank	03/19/25	(408)
USD	39,247	NZD	70,000	Goldman Sachs International	03/19/25	(265)
USD	61,667	NZD	110,000	Goldman Sachs International	03/19/25	(424)
USD	50,575	NZD	90,000	Morgan Stanley & Co. International PLC	03/19/25	(227)
USD	352,127	NZD	630,000	Morgan Stanley & Co. International PLC	03/19/25	(3,486)
USD	157,912	NZD	280,000	Toronto-Dominion Bank	03/19/25	(138)
USD	30,617	PHP	1,800,000	Barclays Bank PLC	03/19/25	(150)
USD	38,841	PHP	2,300,000	Citibank N.A.	03/19/25	(473)
USD	81,458	PHP	4,800,000	Citibank N.A.	03/19/25	(588)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,626,743	PLN	6,650,000	BNP Paribas SA	03/19/25	$ (6,013)
USD	60,756	PLN	250,000	Morgan Stanley & Co. International PLC	03/19/25	(626)
USD	177,869	SEK	2,000,000	Barclays Bank PLC	03/19/25	(2,978)
USD	251,092	SEK	2,800,000	Barclays Bank PLC	03/19/25	(2,093)
USD	107,821	SEK	1,200,000	Morgan Stanley & Co. International PLC	03/19/25	(687)
USD	63,007	SEK	700,000	State Street Bank and Trust Co.	03/19/25	(289)
USD	324,318	SEK	3,600,000	State Street Bank and Trust Co.	03/19/25	(1,206)
USD	29,317	SGD	40,000	Morgan Stanley & Co. International PLC	03/19/25	(169)
USD	344,761	SGD	470,000	Morgan Stanley & Co. International PLC	03/19/25	(1,696)
USD	54,973	THB	1,900,000	Barclays Bank PLC	03/19/25	(1,595)
USD	118,882	THB	4,100,000	Barclays Bank PLC	03/19/25	(3,184)
USD	37,403	THB	1,300,000	Goldman Sachs International	03/19/25	(1,301)
USD	40,529	THB	1,400,000	Morgan Stanley & Co. International PLC	03/19/25	(1,152)
USD	118,711	THB	4,000,000	UBS AG	03/19/25	(378)
USD	261,617	THB	8,900,000	UBS AG	03/19/25	(3,356)
USD	271,526	TWD	9,000,000	Barclays Bank PLC	03/19/25	(1,805)
USD	111,840	ZAR	2,100,000	Goldman Sachs International	03/19/25	(151)
USD	47,448	ZAR	900,000	Morgan Stanley & Co. International PLC	03/19/25	(548)
USD	74,193	ZAR	1,400,000	Morgan Stanley & Co. International PLC	03/19/25	(468)
ZAR	400,000	USD	21,457	Bank of America N.A.	03/19/25	(125)
ZAR	14,600,000	USD	820,170	Goldman Sachs International	03/19/25	(41,569)
ZAR	600,000	USD	32,502	Morgan Stanley & Co. International PLC	03/19/25	(505)
ZAR	2,600,000	USD	139,404	Morgan Stanley & Co. International PLC	03/19/25	(749)
USD	28,033	BRL	173,118	State Street Bank and Trust Co.	04/02/25	(1,279)
INR	1,542,158	USD	17,720	Citibank N.A.	04/16/25	(23)
						(628,609)
						$ 231,071
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	2	02/21/25	USD	109.50	USD	218	$ 781
2-Year U.S. Treasury Note Future	2	02/21/25	USD	102.75	USD	412	781
2-Year U.S. Treasury Note Future	4	02/21/25	USD	103.00	USD	823	688
3-Month SOFR Future	827	04/11/25	USD	96.25	USD	198,294	51,688
							53,938
Put
10-Year U.S. Treasury Note Future	1	02/21/25	USD	107.00	USD	109	109
							$ 54,047
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	UBS AG	—	02/19/25	PLN	4.35	PLN	4.35	USD	7	$ 95
USD Currency	One Touch	UBS AG	—	02/27/25	CAD	1.50	CAD	1.50	USD	5	327
USD Currency	One Touch	UBS AG	—	03/21/25	CAD	1.52	CAD	1.52	USD	5	278
USD Currency	Down-and-in	UBS AG	—	04/17/25	CAD	1.46	CAD	1.43	USD	99	113
USD Currency	One Touch	Bank of America N.A.	—	04/30/25	CNH	7.63	CNH	7.63	USD	10	595
USD Currency	One Touch	Barclays Bank PLC	—	04/30/25	INR	88.00	INR	88.00	USD	10	2,720
USD Currency	Up-and-out	Barclays Bank PLC	—	07/02/25	CNH	7.35	CNH	7.74	USD	99	481
											4,609
Put
USD Currency	Down-and-out	UBS AG	—	02/14/25	JPY	153.00	JPY	150.00	USD	98	99
USD Currency	One Touch	UBS AG	—	03/07/25	TRY	36.10	TRY	36.10	USD	5	576

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Barrier Options Purchased (continued)
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put (continued)
USD Currency	One Touch	Bank of America N.A.	—	03/17/25	BRL	5.75	BRL	5.75	USD	10	$ 2,947
USD Currency	One Touch	Citibank N.A.	—	03/19/25	CNH	7.15	CNH	7.15	USD	7	800
USD Currency	One Touch	Bank of America N.A.	—	04/08/25	CLP	950.00	CLP	950.00	USD	5	1,282
EUR Currency	One Touch	Barclays Bank PLC	—	04/16/25	USD	1.02	USD	1.02	EUR	9	2,135
CNH Currency	One Touch	Barclays Bank PLC	—	04/30/25	JPY	19.00	JPY	19.00	CNH	73	278
EUR Currency	One Touch	BNP Paribas SA	—	04/30/25	USD	1.01	USD	1.01	EUR	5	734
											8,851
											$ 13,460
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	02/14/25	COP	4,400.00	USD	69	$ 114
USD Currency	Morgan Stanley & Co. International PLC	02/17/25	SEK	11.70	EUR	95	18
USD Currency	Morgan Stanley & Co. International PLC	02/19/25	BRL	6.25	USD	30	31
USD Currency	Barclays Bank PLC	02/27/25	KRW	1,465.00	USD	108	746
USD Currency	Goldman Sachs International	03/21/25	CAD	1.45	USD	89	895
USD Currency	Goldman Sachs International	03/26/25	SGD	1.36	USD	108	839
USD Currency	Barclays Bank PLC	04/02/25	BRL	6.00	USD	73	1,212
USD Currency	Goldman Sachs International	04/30/25	CNH	7.35	USD	100	753
							4,608
Put
AUD Currency	Morgan Stanley & Co. International PLC	02/06/25	USD	0.62	AUD	95	155
EUR Currency	Goldman Sachs International	02/06/25	USD	1.02	EUR	190	92
USD Currency	Goldman Sachs International	02/06/25	USD	1.04	EUR	95	550
USD Currency	Morgan Stanley & Co. International PLC	02/11/25	CAD	1.43	USD	72	124
USD Currency	Citibank N.A.	02/20/25	MXN	20.50	USD	59	511
USD Currency	Goldman Sachs International	02/20/25	CZK	23.90	USD	89	215
USD Currency	Morgan Stanley & Co. International PLC	02/20/25	HUF	393.00	USD	40	363
EUR Currency	Barclays Bank PLC	02/25/25	USD	1.02	EUR	95	232
EUR Currency	Barclays Bank PLC	03/13/25	JPY	160.00	EUR	143	1,745
EUR Currency	Goldman Sachs International	04/16/25	USD	1.01	EUR	5,001	22,018
EUR Currency	Morgan Stanley & Co. International PLC	04/16/25	USD	0.99	EUR	5,001	10,257
EUR Currency	UBS AG	05/08/25	USD	1.04	EUR	111	1,729
							37,991
							$ 42,599
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Goldman Sachs International	05/16/25	3.74%	USD	103,156	$ 62,582
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74	USD	51,910	31,492
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74	USD	25,955	15,746
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.38%	Annual	3.74%	Annual	Goldman Sachs International	05/16/25	3.74	USD	40,811	26,023
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.38%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34	USD	938	45,718
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.38%	Annual	4.34%	Annual	Citibank N.A.	01/13/27	4.34%	USD	939	$ 45,718
10-Year Interest Rate Swap, 01/27/37	1-day SOFR, 4.38%	Annual	4.23%	Annual	Bank of America N.A.	01/25/27	4.22	USD	437	19,623
										246,902
Put
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	01/13/27	4.34	USD	938	32,879
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	01/13/27	4.34	USD	939	32,879
10-Year Interest Rate Swap, 01/27/37	4.23%	Annual	1-day SOFR, 4.38%	Annual	Bank of America N.A.	01/25/27	4.23	USD	437	16,887
										82,645
										$ 329,547
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	3	02/21/25	USD	111.00	USD	327	$ (234)
3-Month SOFR Future	827	04/11/25	USD	97.00	USD	198,294	(10,338)
							(10,572)
Put
10-Year U.S. Treasury Note Future	2	02/21/25	USD	105.00	USD	218	(31)
2-Year U.S. Treasury Note Future	2	02/21/25	USD	102.25	USD	412	(63)
							(94)
							$ (10,666)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Morgan Stanley & Co. International PLC	02/06/25	USD	0.65	AUD	95	$ (1)
USD Currency	Barclays Bank PLC	02/06/25	CNH	7.35	USD	49	(64)
USD Currency	Bank of America N.A.	02/14/25	COP	4,600.00	USD	98	(23)
USD Currency	Barclays Bank PLC	02/19/25	BRL	6.25	USD	30	(31)
USD Currency	Citibank N.A.	02/20/25	MXN	22.00	USD	59	(158)
USD Currency	Morgan Stanley & Co. International PLC	02/20/25	HUF	408.00	USD	40	(70)
USD Currency	Morgan Stanley & Co. International PLC	03/05/25	BRL	6.20	USD	49	(173)
USD Currency	UBS AG	03/07/25	TRY	37.50	USD	20	(172)
USD Currency	Bank of America N.A.	03/11/25	ZAR	19.00	USD	29	(323)
USD Currency	Barclays Bank PLC	04/02/25	BRL	6.15	USD	109	(1,068)
USD Currency	Goldman Sachs International	04/30/25	CNH	7.60	USD	151	(234)
							(2,317)
Put
EUR Currency	Goldman Sachs International	02/06/25	USD	1.02	EUR	190	(92)
USD Currency	Bank of America N.A.	02/07/25	TRY	36.50	USD	30	(419)
USD Currency	UBS AG	02/20/25	BRL	5.85	USD	59	(660)
EUR Currency	BNP Paribas SA	02/25/25	USD	1.02	EUR	95	(232)
USD Currency	Morgan Stanley & Co. International PLC	03/11/25	CLP	1,000.00	USD	49	(1,365)
EUR Currency	Barclays Bank PLC	03/13/25	JPY	154.00	EUR	210	(651)
USD Currency	Citibank N.A.	03/19/25	CNH	7.15	USD	138	(216)
USD Currency	Goldman Sachs International	03/26/25	SGD	1.33	USD	72	(199)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

USD Currency	Barclays Bank PLC	04/01/25	KRW	1,410.00	USD	108	$ (402)
EUR Currency	Goldman Sachs International	04/16/25	USD	0.99	EUR	5,001	(10,257)
EUR Currency	Morgan Stanley & Co. International PLC	04/16/25	USD	1.01	EUR	5,001	(22,018)
EUR Currency	UBS AG	05/08/25	USD	1.01	EUR	111	(678)
							(37,189)
							$ (39,506)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 03/30/35	2.76%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	03/28/25	2.76%	USD	2,481	$ (69)
5-Year Interest Rate Swap, 04/09/30	3.70%	Annual	6-mo. PRIBOR, 3.70%	Semi-Annual	Morgan Stanley & Co. International PLC	04/07/25	3.70	CZK	1,567	(819)
2-Year Interest Rate Swap, 04/24/27	3.90%	Annual	1-day SOFR, 4.38%	Annual	Bank of America N.A.	04/22/25	3.90	USD	414	(981)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	05/16/25	2.94	USD	103,156	(7,073)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	05/16/25	2.94	USD	51,910	(3,560)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Citibank N.A.	05/16/25	2.94	USD	25,955	(1,780)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	05/16/25	2.94	USD	40,811	(2,907)
10-Year Interest Rate Swap, 06/06/35	3.21%	Annual	1-day SOFR, 4.38%	Annual	Goldman Sachs International	06/04/25	3.21	USD	2,492	(3,521)
										(20,710)
Put
10-Year Interest Rate Swap, 03/30/35	1-day SOFR, 4.38%	Annual	3.76%	Annual	Goldman Sachs International	03/28/25	3.76	USD	2,481	(77,878)
2-Year Interest Rate Swap, 04/24/27	1-day SOFR, 4.38%	Annual	4.30%	Annual	Bank of America N.A.	04/22/25	4.30	USD	414	(454)
10-Year Interest Rate Swap, 06/06/35	1-day SOFR, 4.38%	Annual	4.21%	Annual	Goldman Sachs International	06/04/25	4.22	USD	2,492	(35,056)
										(113,388)
										$ (134,098)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	USD	8,816	$ (3,923)	$ (2,005)	$ (1,918)
iTraxx.EUR.42.V1	1.00	Quarterly	12/20/29	EUR	3,504	(83,068)	(75,903)	(7,165)
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	EUR	1,015	(100,350)	(87,320)	(13,030)
						$ (187,341)	$ (165,228)	$ (22,113)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	37,018	$ 1,507,141	$ 1,346,135	$ 161,006

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.68%	Quarterly	3-mo. PRIBOR, 3.83%	Quarterly	N/A	03/20/25	CZK	4,767	$ (7,683)	$ 1	$ (7,684)
5.14%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	N/A	12/20/25	PLN	358	513	—	513
9.31%	Monthly	1-day TIIEFONDEO, 10.03%	Monthly	N/A	01/09/26	MXN	741	(112)	—	(112)
8.15%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	05/07/26 (a)	05/07/26	ZAR	2,236	(841)	—	(841)
7.97%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	06/06/26 (a)	06/06/26	ZAR	2,089	(611)	—	(611)
5.16%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	09/19/26 (a)	09/19/26	PLN	558	82	1	81
5.24%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	09/19/26 (a)	09/19/26	PLN	931	(113)	1	(114)
1.96%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/27 (a)	03/19/27	EUR	10,120	52,864	(3,813)	56,677
2.01%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/27 (a)	03/19/27	EUR	27,949	118,136	(5,812)	123,948
2.07%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/27 (a)	03/19/27	EUR	9,390	28,233	548	27,685
2.07%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/27 (a)	03/19/27	EUR	9,710	30,425	6,983	23,442
2.22%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/27 (a)	03/19/27	EUR	1,210	53	870	(817)
2.30%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/27 (a)	03/19/27	EUR	7,150	(11,704)	10,855	(22,559)
1-day SOFR, 4.38%	Annual	3.82%	Annual	03/19/27 (a)	03/19/27	USD	10,614	(41,675)	(5,104)	(36,571)
1-day SOFR, 4.38%	Annual	3.84%	Annual	03/19/27 (a)	03/19/27	USD	21,190	(75,438)	(8,092)	(67,346)
1-day SOFR, 4.38%	Annual	3.85%	Annual	03/19/27 (a)	03/19/27	USD	5,290	(17,652)	4,601	(22,253)
1-day SOFR, 4.38%	Annual	3.89%	Annual	03/19/27 (a)	03/19/27	USD	5,367	(14,005)	6,427	(20,432)
1-day SOFR, 4.38%	Annual	3.97%	Annual	03/19/27 (a)	03/19/27	USD	4,920	(5,651)	1,771	(7,422)
1-day SOFR, 4.38%	Annual	4.03%	Annual	03/19/27 (a)	03/19/27	USD	5,330	(510)	(57)	(453)
1-day SOFR, 4.38%	Annual	4.11%	Annual	03/19/27 (a)	03/19/27	USD	13,400	21,426	(303)	21,729
1-day SOFR, 4.38%	Annual	4.12%	Annual	03/19/27 (a)	03/19/27	USD	10,050	17,766	2,790	14,976
1-day SONIA, 4.70%	Annual	4.16%	Annual	03/19/27 (a)	03/19/27	GBP	5,750	16,276	1,237	15,039
1-day SONIA, 4.70%	Annual	4.27%	Annual	03/19/27 (a)	03/19/27	GBP	8,480	46,477	12,732	33,745
1-day SONIA, 4.70%	Annual	4.30%	Annual	03/19/27 (a)	03/19/27	GBP	8,440	50,711	(5,889)	56,600
1-day SONIA, 4.70%	Annual	4.38%	Annual	03/19/27 (a)	03/19/27	GBP	8,550	68,859	11,164	57,695
5.13%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	03/19/27 (a)	03/19/27	PLN	324	(88)	—	(88)
5.14%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	03/19/27 (a)	03/19/27	PLN	539	(178)	1	(179)
6-mo. EURIBOR, 2.59%	Semi-Annual	1.96%	Annual	03/19/28 (a)	03/19/28	EUR	12,330	(104,984)	(4,039)	(100,945)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.35%	Annual	03/19/28 (a)	03/19/28	EUR	3,510	11,053	36	11,017
1-day CORRA, 3.00%	Semi-Annual	2.75%	Semi-Annual	03/19/28 (a)	03/19/28	CAD	5,940	31,602	(3,394)	34,996
3.73%	Quarterly	3-mo. BBSW, 4.25%	Quarterly	03/19/28 (a)	03/19/28	AUD	4,320	299	9,105	(8,806)
3.75%	Annual	1-day SOFR, 4.38%	Annual	03/19/28 (a)	03/19/28	USD	8,630	65,655	48,745	16,910
1-day SONIA, 4.70%	Annual	3.87%	Annual	03/19/28 (a)	03/19/28	GBP	1,160	(3,969)	(557)	(3,412)
1-day SONIA, 4.70%	Annual	4.01%	Annual	03/19/28 (a)	03/19/28	GBP	4,140	6,165	3,061	3,104
4.13%	Annual	1-day SOFR, 4.38%	Annual	03/19/28 (a)	03/19/28	USD	2,130	(6,462)	17	(6,479)
8.97%	Monthly	1-day TIIEFONDEO, 10.03%	Monthly	N/A	12/14/29	MXN	790	(263)	—	(263)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.43%	Annual	N/A	01/31/30	EUR	39	243	39	204
6-mo. EURIBOR, 2.59%	Annual	2.38%	Semi-Annual	N/A	02/03/30	EUR	123	459	(14)	473
1-day TIIEFONDEO, 10.03%	Monthly	8.76%	Monthly	03/13/30 (a)	03/13/30	MXN	31,000	(887)	14	(901)
1-day TIIEFONDEO, 10.03%	Monthly	8.78%	Monthly	03/13/30 (a)	03/13/30	MXN	48,000	614	22	592
1-day TIIEFONDEO, 10.03%	Monthly	8.83%	Monthly	03/13/30 (a)	03/13/30	MXN	3,000	358	2	356
1-day TIIEFONDEO, 10.03%	Monthly	8.85%	Monthly	03/13/30 (a)	03/13/30	MXN	15,000	2,373	7	2,366
1-day TIIEFONDEO, 10.03%	Monthly	8.98%	Monthly	03/13/30 (a)	03/13/30	MXN	99,000	40,787	45	40,742
1-day TIIEFONDEO, 10.03%	Monthly	8.98%	Monthly	03/13/30 (a)	03/13/30	MXN	139,000	55,911	65	55,846
1-day TIIEFONDEO, 10.03%	Monthly	8.99%	Monthly	03/13/30 (a)	03/13/30	MXN	36,000	15,183	16	15,167
1-day TIIEFONDEO, 10.03%	Monthly	9.07%	Monthly	03/13/30 (a)	03/13/30	MXN	1,000	85	—	85
1-day TIIEFONDEO, 10.03%	Monthly	9.10%	Monthly	03/13/30 (a)	03/13/30	MXN	16,000	10,340	7	10,333
1-day TIIEFONDEO, 10.03%	Monthly	9.12%	Monthly	03/13/30 (a)	03/13/30	MXN	65,000	44,544	31	44,513
1-day TIIEFONDEO, 10.03%	Monthly	9.12%	Monthly	03/13/30 (a)	03/13/30	MXN	25,000	17,254	11	17,243

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 10.03%	Monthly	9.13%	Monthly	03/13/30 (a)	03/13/30	MXN	2,780	$ 1,959	$ 1	$ 1,958
1-day TIIEFONDEO, 10.03%	Monthly	9.15%	Monthly	03/13/30 (a)	03/13/30	MXN	51,000	37,936	23	37,913
1-day TIIEFONDEO, 10.03%	Monthly	9.16%	Monthly	03/13/30 (a)	03/13/30	MXN	19,000	14,504	9	14,495
1-day TIIEFONDEO, 10.03%	Monthly	9.21%	Monthly	03/13/30 (a)	03/13/30	MXN	5,000	4,305	2	4,303
3-mo. KRW CDC, 3.03%	Quarterly	0.00%	Quarterly	03/19/30 (a)	03/19/30	KRW	410,100	866	3	863
0.00%	Quarterly	3-mo. KRW CDC, 3.03%	Quarterly	03/19/30 (a)	03/19/30	KRW	1,565,000	(509)	12	(521)
3-mo. KRW CDC, 3.03%	Quarterly	0.00%	Quarterly	03/19/30 (a)	03/19/30	KRW	346,650	113	3	110
3-mo. KRW CDC, 3.03%	Quarterly	0.00%	Quarterly	03/19/30 (a)	03/19/30	KRW	340,970	211	2	209
1-day SSARON, 0.43%	Annual	0.25%	Annual	03/19/30 (a)	03/19/30	CHF	300	106	4	102
1-day SSARON, 0.43%	Annual	0.28%	Annual	03/19/30 (a)	03/19/30	CHF	210	483	145	338
1-day SSARON, 0.43%	Annual	0.29%	Annual	03/19/30 (a)	03/19/30	CHF	340	918	758	160
0.32%	Annual	1-day SSARON, 0.43%	Annual	03/19/30 (a)	03/19/30	CHF	1,000	(4,223)	12	(4,235)
1-day SSARON, 0.43%	Annual	0.33%	Annual	03/19/30 (a)	03/19/30	CHF	290	1,459	3	1,456
0.61%	Annual	1-day SSARON, 0.43%	Annual	03/19/30 (a)	03/19/30	CHF	4,000	(81,302)	(12,059)	(69,243)
China Fixing Repo Rates 7-day, 1.90%	Quarterly	1.61%	Quarterly	03/19/30 (a)	03/19/30	CNY	38,000	34,347	59	34,288
1.84%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/19/30 (a)	03/19/30	TWD	28,000	2,083	9	2,074
1.90%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/19/30 (a)	03/19/30	TWD	36,226	(425)	13	(438)
1.90%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/19/30 (a)	03/19/30	TWD	29,000	(534)	10	(544)
1.91%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/19/30 (a)	03/19/30	TWD	34,000	(1,056)	11	(1,067)
1.91%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/19/30 (a)	03/19/30	TWD	22,774	(775)	8	(783)
1.92%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/19/30 (a)	03/19/30	TWD	24,000	(1,102)	8	(1,110)
3-mo. STIBOR, 2.35%	Quarterly	1.93%	Annual	03/19/30 (a)	03/19/30	SEK	1,250	(1,920)	73	(1,993)
1.93%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	03/19/30 (a)	03/19/30	TWD	15,000	(822)	5	(827)
3-mo. STIBOR, 2.35%	Quarterly	1.94%	Annual	03/19/30 (a)	03/19/30	SEK	3,770	(5,662)	4	(5,666)
1.96%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	17,140	117	6	111
1.97%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	16,000	(208)	6	(214)
2.00%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	15,600	(734)	5	(739)
3-mo. STIBOR, 2.35%	Quarterly	2.00%	Annual	03/19/30 (a)	03/19/30	SEK	3,440	(4,212)	(156)	(4,056)
2.01%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	19,480	(1,275)	6	(1,281)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.01%	Annual	03/19/30 (a)	03/19/30	EUR	4,160	(56,445)	4,296	(60,741)
2.02%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	8,780	(662)	3	(665)
2.03%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	6,230	(611)	2	(613)
2.04%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	12,440	(1,316)	4	(1,320)
3-mo. STIBOR, 2.35%	Quarterly	2.04%	Quarterly	03/19/30 (a)	03/19/30	SEK	3,870	(4,033)	(126)	(3,907)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.04%	Semi-Annual	03/19/30 (a)	03/19/30	EUR	11,522	(137,131)	11,078	(148,209)
2.07%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	128,000	(19,876)	41	(19,917)
1-day SORA, 2.63%	Semi-Annual	2.08%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	1,555	(27,699)	13	(27,712)
1-day SORA, 2.63%	Semi-Annual	2.09%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	525	(9,175)	4	(9,179)
2.09%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/30 (a)	03/19/30	THB	28,000	(4,927)	9	(4,936)
3-mo. STIBOR, 2.35%	Quarterly	2.11%	Annual	03/19/30 (a)	03/19/30	SEK	12,000	(9,193)	(6,743)	(2,450)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.11%	Annual	03/19/30 (a)	03/19/30	EUR	4,000	(34,451)	(6,488)	(27,963)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.13%	Annual	03/19/30 (a)	03/19/30	EUR	3,970	(30,724)	1,324	(32,048)
3-mo. STIBOR, 2.35%	Quarterly	2.16%	Annual	03/19/30 (a)	03/19/30	SEK	3,700	(2,016)	482	(2,498)
3-mo. STIBOR, 2.35%	Quarterly	2.16%	Annual	03/19/30 (a)	03/19/30	SEK	4,000	(2,132)	1,295	(3,427)
3-mo. STIBOR, 2.35%	Quarterly	2.20%	Annual	03/19/30 (a)	03/19/30	SEK	9,000	(3,429)	396	(3,825)
3-mo. STIBOR, 2.35%	Quarterly	2.20%	Annual	03/19/30 (a)	03/19/30	SEK	13,000	(4,893)	(2,041)	(2,852)
3-mo. STIBOR, 2.35%	Quarterly	2.22%	Annual	03/19/30 (a)	03/19/30	SEK	9,000	(2,854)	(516)	(2,338)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.22%	Annual	03/19/30 (a)	03/19/30	EUR	24,000	(79,479)	27,936	(107,415)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.22%	Annual	03/19/30 (a)	03/19/30	EUR	2,000	(6,526)	4,483	(11,009)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.22%	Annual	03/19/30 (a)	03/19/30	EUR	1,000	(3,221)	(265)	(2,956)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.22%	Annual	03/19/30 (a)	03/19/30	EUR	2,000	(6,575)	675	(7,250)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.22%	Annual	03/19/30 (a)	03/19/30	EUR	2,000	(6,429)	(266)	(6,163)
3-mo. STIBOR, 2.35%	Quarterly	2.23%	Annual	03/19/30 (a)	03/19/30	SEK	20,000	(5,325)	6,975	(12,300)
3-mo. STIBOR, 2.35%	Quarterly	2.24%	Annual	03/19/30 (a)	03/19/30	SEK	3,000	(576)	(85)	(491)
3-mo. STIBOR, 2.35%	Quarterly	2.24%	Annual	03/19/30 (a)	03/19/30	SEK	29,000	(6,125)	8,314	(14,439)
3-mo. STIBOR, 2.35%	Quarterly	2.24%	Annual	03/19/30 (a)	03/19/30	SEK	17,000	(3,374)	(1,231)	(2,143)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.24%	Annual	03/19/30 (a)	03/19/30	EUR	2,000	(4,786)	(151)	(4,635)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.25%	Annual	03/19/30 (a)	03/19/30	EUR	1,000	(1,854)	2,142	(3,996)
3-mo. STIBOR, 2.35%	Quarterly	2.26%	Annual	03/19/30 (a)	03/19/30	SEK	3,520	(438)	591	(1,029)
3-mo. STIBOR, 2.35%	Quarterly	2.27%	Annual	03/19/30 (a)	03/19/30	SEK	8,000	(775)	(107)	(668)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. STIBOR, 2.35%	Quarterly	2.30%	Annual	03/19/30 (a)	03/19/30	SEK	30,000	$ 1,034	$ 10,049	$ (9,015)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.30%	Annual	03/19/30 (a)	03/19/30	EUR	700	324	(981)	1,305
3-mo. STIBOR, 2.35%	Quarterly	2.31%	Annual	03/19/30 (a)	03/19/30	SEK	3,040	213	704	(491)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.32%	Annual	03/19/30 (a)	03/19/30	EUR	2,000	2,532	100	2,432
6-mo. EURIBOR, 2.59%	Semi-Annual	2.33%	Annual	03/19/30 (a)	03/19/30	EUR	5,000	9,688	2,325	7,363
6-mo. EURIBOR, 2.59%	Semi-Annual	2.33%	Annual	03/19/30 (a)	03/19/30	EUR	1,000	1,874	(343)	2,217
6-mo. EURIBOR, 2.59%	Semi-Annual	2.34%	Annual	03/19/30 (a)	03/19/30	EUR	1,000	2,266	120	2,146
6-mo. EURIBOR, 2.59%	Semi-Annual	2.35%	Annual	03/19/30 (a)	03/19/30	EUR	3,000	8,846	1,181	7,665
6-mo. EURIBOR, 2.59%	Semi-Annual	2.36%	Annual	03/19/30 (a)	03/19/30	EUR	1,000	3,411	267	3,144
6-mo. EURIBOR, 2.59%	Semi-Annual	2.37%	Annual	03/19/30 (a)	03/19/30	EUR	2,000	8,037	197	7,840
6-mo. EURIBOR, 2.59%	Semi-Annual	2.37%	Annual	03/19/30 (a)	03/19/30	EUR	12,000	45,415	(14,218)	59,633
2.37%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/30 (a)	03/19/30	EUR	820	(3,105)	2,678	(5,783)
3-mo. STIBOR, 2.35%	Quarterly	2.38%	Annual	03/19/30 (a)	03/19/30	SEK	2,120	789	(489)	1,278
3-mo. STIBOR, 2.35%	Quarterly	2.39%	Annual	03/19/30 (a)	03/19/30	SEK	44,000	17,918	(9,475)	27,393
2.39%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/30 (a)	03/19/30	EUR	2,030	(10,312)	4,553	(14,865)
2.39%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	03/19/30 (a)	03/19/30	EUR	2,470	(12,234)	5,331	(17,565)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.39%	Annual	03/19/30 (a)	03/19/30	EUR	3,000	14,518	933	13,585
6-mo. EURIBOR, 2.59%	Semi-Annual	2.40%	Annual	03/19/30 (a)	03/19/30	EUR	1,000	5,474	178	5,296
3-mo. STIBOR, 2.35%	Quarterly	2.41%	Annual	03/19/30 (a)	03/19/30	SEK	3,480	1,791	258	1,533
3-mo. STIBOR, 2.35%	Quarterly	2.41%	Annual	03/19/30 (a)	03/19/30	SEK	3,600	1,798	3	1,795
6-mo. EURIBOR, 2.59%	Semi-Annual	2.41%	Annual	03/19/30 (a)	03/19/30	EUR	3,000	17,259	474	16,785
6-mo. EURIBOR, 2.59%	Semi-Annual	2.43%	Annual	03/19/30 (a)	03/19/30	EUR	2,000	14,082	1,993	12,089
3-mo. STIBOR, 2.35%	Quarterly	2.45%	Annual	03/19/30 (a)	03/19/30	SEK	9,000	6,029	1,260	4,769
2.45%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/30 (a)	03/19/30	EUR	4,070	(31,027)	8,943	(39,970)
3-mo. STIBOR, 2.35%	Quarterly	2.46%	Annual	03/19/30 (a)	03/19/30	SEK	7,000	4,932	102	4,830
3-mo. STIBOR, 2.35%	Quarterly	2.48%	Annual	03/19/30 (a)	03/19/30	SEK	3,110	2,535	3	2,532
3-mo. STIBOR, 2.35%	Quarterly	2.51%	Quarterly	03/19/30 (a)	03/19/30	SEK	4,000	3,800	2,044	1,756
3-mo. STIBOR, 2.35%	Quarterly	2.51%	Annual	03/19/30 (a)	03/19/30	SEK	14,000	13,292	6,817	6,475
2.57%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	1,000	(1,387)	220	(1,607)
1-day SORA, 2.63%	Semi-Annual	2.63%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	531	557	5	552
1-day SORA, 2.63%	Semi-Annual	2.63%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	81	74	1	73
1-day SORA, 2.63%	Semi-Annual	2.63%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	128	112	1	111
1-day SORA, 2.63%	Semi-Annual	2.64%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	1,140	1,664	9	1,655
2.68%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	2,000	(10,015)	(2,004)	(8,011)
2.69%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	2,000	(10,464)	579	(11,043)
2.70%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	1,000	(5,552)	290	(5,842)
2.72%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	2,000	(12,194)	645	(12,839)
2.73%	Semi-Annual	1-day SORA, 2.63%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	2,000	(8,978)	16	(8,994)
2.74%	Semi-Annual	1-day SORA, 2.63%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	3,000	(14,757)	24	(14,781)
2.75%	Semi-Annual	1-day SORA, 2.63%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	1,000	(5,177)	8	(5,185)
2.75%	Semi-Annual	1-day SORA, 2.63%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	1,000	(5,298)	8	(5,306)
2.78%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	7,000	(55,915)	329	(56,244)
2.80%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	1,000	(8,725)	389	(9,114)
2.80%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	2,000	(17,770)	(35)	(17,735)
2.89%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	720	(8,456)	6	(8,462)
2.90%	Semi-Annual	1-day SORA, 2.63%	Semi-Annual	03/19/30 (a)	03/19/30	SGD	2,000	(20,990)	16	(21,006)
2.96%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	860	41,819	219	41,600
2.99%	Semi-Annual	1-day CORRA, 3.00%	Semi-Annual	03/19/30 (a)	03/19/30	CAD	540	(8,017)	(296)	(7,721)
6-mo. PRIBOR, 3.70%	Semi-Annual	3.02%	Annual	03/19/30 (a)	03/19/30	CZK	20,465	(18,545)	10	(18,555)
3.04%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	450	20,197	(36)	20,233
6-mo. PRIBOR, 3.70%	Semi-Annual	3.05%	Annual	03/19/30 (a)	03/19/30	CZK	20,465	(17,415)	10	(17,425)
3.38%	Semi-Annual	3-mo. HIBOR, 3.81%	Semi-Annual	03/19/30 (a)	03/19/30	HKD	2,870	3,116	4	3,112
3.55%	Annual	6-mo. PRIBOR, 3.70%	Semi-Annual	03/19/30 (a)	03/19/30	CZK	13,000	(1,266)	6	(1,272)
3.58%	Annual	6-mo. PRIBOR, 3.70%	Semi-Annual	03/19/30 (a)	03/19/30	CZK	1,000	(156)	—	(156)
3.62%	Annual	6-mo. PRIBOR, 3.70%	Semi-Annual	03/19/30 (a)	03/19/30	CZK	12,000	(2,700)	5	(2,705)
6-mo. PRIBOR, 3.70%	Semi-Annual	3.62%	Annual	03/19/30 (a)	03/19/30	CZK	1,320	312	1	311
3-mo. BBR, 4.57%	Quarterly	3.65%	Semi-Annual	03/19/30 (a)	03/19/30	NZD	600	(384)	4	(388)
3-mo. HIBOR, 3.81%	Quarterly	3.65%	Quarterly	03/19/30 (a)	03/19/30	HKD	8,000	4,236	12	4,224
3-mo. BBR, 4.57%	Quarterly	3.66%	Semi-Annual	03/19/30 (a)	03/19/30	NZD	920	(329)	6	(335)
3-mo. HIBOR, 3.81%	Quarterly	3.66%	Quarterly	03/19/30 (a)	03/19/30	HKD	2,000	1,154	3	1,151
3-mo. HIBOR, 3.81%	Quarterly	3.66%	Quarterly	03/19/30 (a)	03/19/30	HKD	7,000	4,084	10	4,074

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. BBR, 4.57%	Quarterly	3.68%	Semi-Annual	03/19/30 (a)	03/19/30	NZD	530	$ 170	$ 3	$ 167
3-mo. HIBOR, 3.81%	Quarterly	3.68%	Quarterly	03/19/30 (a)	03/19/30	HKD	5,000	3,360	7	3,353
3.68%	Annual	6-mo. PRIBOR, 3.70%	Semi-Annual	03/19/30 (a)	03/19/30	CZK	29,000	(10,335)	13	(10,348)
3.69%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	8,950	140,152	6,730	133,422
3.69%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	4,460	71,071	7,873	63,198
6-mo. PRIBOR, 3.70%	Semi-Annual	3.69%	Annual	03/19/30 (a)	03/19/30	CZK	1,320	475	1	474
3-mo. BBR, 4.57%	Quarterly	3.70%	Semi-Annual	03/19/30 (a)	03/19/30	NZD	710	547	5	542
3-mo. HIBOR, 3.81%	Quarterly	3.70%	Quarterly	03/19/30 (a)	03/19/30	HKD	13,000	10,897	19	10,878
3.71%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,250	33,234	(2,234)	35,468
3.72%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,360	34,192	(1,573)	35,765
3.74%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	1,230	16,873	4,736	12,137
3-mo. BBR, 4.57%	Quarterly	3.76%	Semi-Annual	03/19/30 (a)	03/19/30	NZD	1,050	2,356	7	2,349
3.76%	Annual	6-mo. PRIBOR, 3.70%	Semi-Annual	03/19/30 (a)	03/19/30	CZK	15,000	(7,402)	7	(7,409)
3.77%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	270	3,323	137	3,186
3.80%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	2,430	16,154	1,706	14,448
3.80%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	1,030	6,803	23,256	(16,453)
3-mo. HIBOR, 3.81%	Quarterly	3.82%	Quarterly	03/19/30 (a)	03/19/30	HKD	7,000	10,481	10	10,471
3.86%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	3,550	11,887	35,200	(23,313)
3.87%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,000	15,118	507	14,611
3.88%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,220	16,007	(2,514)	18,521
3.91%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	1,000	5,901	(347)	6,248
3.91%	At Termination	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	3,450	3,248	19,386	(16,138)
3.93%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,250	10,859	459	10,400
3.93%	Annual	6-mo. NIBOR, 4.54%	Semi-Annual	03/19/30 (a)	03/19/30	NOK	3,480	(799)	(188)	(611)
4.01%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	210	(1,041)	(239)	(802)
4.01%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	3,000	(14,917)	619	(15,536)
4.01%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	1,000	(4,565)	117	(4,682)
4.01%	Annual	6-mo. NIBOR, 4.54%	Semi-Annual	03/19/30 (a)	03/19/30	NOK	5,920	(3,319)	515	(3,834)
4.02%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,000	1,804	712	1,092
4.02%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	1,000	(5,137)	(1,385)	(3,752)
4.02%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	210	(1,153)	10	(1,163)
4.03%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	4,280	3,189	2,356	833
4.03%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,000	1,500	(2,595)	4,095
4.03%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	4,780	(29,105)	2,702	(31,807)
4.03%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	2,000	(12,253)	(1,622)	(10,631)
4.04%	Annual	6-mo. NIBOR, 4.54%	Semi-Annual	03/19/30 (a)	03/19/30	NOK	3,800	(2,449)	(1,582)	(867)
4.05%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	2,000	(13,682)	(665)	(13,017)
4.05%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	2,000	(13,462)	3,404	(16,866)
4.05%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	1,000	(6,786)	(3,331)	(3,455)
4.05%	Semi-Annual	6-mo. BBSW, 4.31%	Semi-Annual	03/19/30 (a)	03/19/30	AUD	4,000	77	28	49
4.06%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	300	(2,312)	146	(2,458)
4.07%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	2,000	(16,539)	(2,857)	(13,682)
4.08%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,000	(3,786)	1,172	(4,958)
4.08%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	3,000	(25,205)	810	(26,015)
4.09%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	240	(540)	11	(551)
4.09%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	1,000	(8,984)	(8,675)	(309)
1-day SOFR, 4.38%	Annual	4.10%	Annual	03/19/30 (a)	03/19/30	USD	6,620	15,947	15,938	9
4.10%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	03/19/30 (a)	03/19/30	PLN	2,810	23,109	8	23,101
4.11%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,650	(7,860)	4,253	(12,113)
4.12%	Semi-Annual	6-mo. NIBOR, 4.54%	Annual	03/19/30 (a)	03/19/30	NOK	4,080	(4,077)	4	(4,081)
4.13%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	4,000	(16,351)	(1,756)	(14,595)
4.14%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	7,000	(32,063)	(4)	(32,059)
4.14%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	950	(4,351)	—	(4,351)
4.14%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	3,600	(43,745)	(10,268)	(33,477)
4.15%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	1,000	(4,625)	88	(4,713)
4.18%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	03/19/30 (a)	03/19/30	PLN	1,310	9,648	4	9,644
4.19%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	4,080	(58,910)	6,199	(65,109)
4.20%	Semi-Annual	6-mo. BBSW, 4.31%	Semi-Annual	03/19/30 (a)	03/19/30	AUD	1,000	(4,254)	7	(4,261)
6-mo. BBSW, 4.31%	Semi-Annual	4.20%	Semi-Annual	03/19/30 (a)	03/19/30	AUD	570	2,396	4	2,392
4.26%	Semi-Annual	6-mo. BBSW, 4.31%	Semi-Annual	03/19/30 (a)	03/19/30	AUD	2,000	(11,756)	195	(11,951)
4.27%	Annual	1-day SONIA, 4.70%	Annual	03/19/30 (a)	03/19/30	GBP	3,640	(69,941)	(6,635)	(63,306)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.28%	Annual	1-day SOFR, 4.38%	Annual	03/19/30 (a)	03/19/30	USD	2,000	$ (20,897)	$ (8,618)	$ (12,279)
4.28%	Semi-Annual	6-mo. BBSW, 4.31%	Semi-Annual	03/19/30 (a)	03/19/30	AUD	1,000	(6,413)	7	(6,420)
1-day SOFR, 4.38%	Annual	4.30%	Annual	03/19/30 (a)	03/19/30	USD	6,590	75,079	40,370	34,709
4.30%	Semi-Annual	6-mo. BBSW, 4.31%	Semi-Annual	03/19/30 (a)	03/19/30	AUD	2,000	(14,205)	15	(14,220)
4.40%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	03/19/30 (a)	03/19/30	PLN	660	3,307	2	3,305
4.42%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	03/19/30 (a)	03/19/30	PLN	440	2,112	1	2,111
4.55%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	2,000	6,776	6	6,770
4.56%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	5,000	16,412	13	16,399
4.68%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	3,000	6,213	9	6,204
4.82%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	1,800	1,148	5	1,143
4.86%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	3,000	523	8	515
4.86%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	5,000	819	13	806
6-mo. WIBOR, 5.81%	Semi-Annual	4.88%	Annual	03/19/30 (a)	03/19/30	PLN	182	14	1	13
4.89%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	4,000	(609)	11	(620)
4.89%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	5,000	(866)	14	(880)
4.90%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	1,200	(309)	3	(312)
4.90%	Annual	6-mo. WIBOR, 5.81%	Semi-Annual	03/19/30 (a)	03/19/30	PLN	16,000	(4,795)	44	(4,839)
4.91%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	03/19/30 (a)	03/19/30	PLN	1,460	(453)	4	(457)
6-mo. WIBOR, 5.81%	Semi-Annual	4.91%	Annual	03/19/30 (a)	03/19/30	PLN	165	51	—	51
6-mo. WIBOR, 5.81%	Semi-Annual	4.94%	Annual	03/19/30 (a)	03/19/30	PLN	303	206	1	205
4.99%	Semi-Annual	6-mo. WIBOR, 5.81%	Annual	03/19/30 (a)	03/19/30	PLN	1,300	(1,499)	4	(1,503)
3-mo. JIBAR, 7.56%	Quarterly	7.73%	Quarterly	03/19/30 (a)	03/19/30	ZAR	86,000	(14,868)	52	(14,920)
3-mo. JIBAR, 7.56%	Quarterly	7.78%	Quarterly	03/19/30 (a)	03/19/30	ZAR	21,780	(1,135)	13	(1,148)
3-mo. JIBAR, 7.56%	Quarterly	7.78%	Quarterly	03/19/30 (a)	03/19/30	ZAR	7,800	(407)	4	(411)
3-mo. JIBAR, 7.56%	Quarterly	7.79%	Quarterly	03/19/30 (a)	03/19/30	ZAR	44,220	(1,479)	27	(1,506)
3-mo. JIBAR, 7.56%	Quarterly	7.80%	Quarterly	03/19/30 (a)	03/19/30	ZAR	7,670	(46)	5	(51)
3-mo. JIBAR, 7.56%	Quarterly	7.91%	Quarterly	03/19/30 (a)	03/19/30	ZAR	62,000	14,603	37	14,566
3-mo. JIBAR, 7.56%	Quarterly	7.91%	Quarterly	03/19/30 (a)	03/19/30	ZAR	12,000	2,695	8	2,687
7.94%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	03/19/30 (a)	03/19/30	ZAR	2,362	(687)	1	(688)
3-mo. JIBAR, 7.56%	Quarterly	8.01%	Quarterly	03/19/30 (a)	03/19/30	ZAR	8,160	3,714	5	3,709
1-day MIBOR, 6.65%	Semi-Annual	6.17%	Semi-Annual	03/19/30 (a)	03/19/30	INR	6,500	310	1	309
1-day MIBOR, 6.65%	Semi-Annual	6.20%	Semi-Annual	03/19/30 (a)	03/19/30	INR	52,500	3,184	7	3,177
1-day MIBOR, 6.65%	Semi-Annual	6.20%	Semi-Annual	03/19/30 (a)	03/19/30	INR	52,500	3,133	7	3,126
1-day MIBOR, 6.65%	Semi-Annual	6.21%	Semi-Annual	03/19/30 (a)	03/19/30	INR	553,000	36,544	72	36,472
1-day MIBOR, 6.65%	Semi-Annual	6.29%	Semi-Annual	03/19/30 (a)	03/19/30	INR	148,000	15,526	20	15,506
1-day MIBOR, 6.65%	Semi-Annual	6.31%	Semi-Annual	03/19/30 (a)	03/19/30	INR	93,000	10,472	12	10,460
3.38%	Annual	1-day SOFR, 4.38%	Annual	N/A	10/09/34	USD	361	22,339	6	22,333
9.45%	Monthly	1-day TIIEFONDEO, 10.03%	Monthly	N/A	01/03/35	MXN	1,663	(2,195)	1	(2,196)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.11%	Annual	03/19/35 (a)	03/19/35	EUR	2,180	(58,450)	(344)	(58,106)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.12%	Annual	03/19/35 (a)	03/19/35	EUR	4,377	(114,827)	(169,392)	54,565
6-mo. EURIBOR, 2.59%	Semi-Annual	2.12%	Annual	03/19/35 (a)	03/19/35	EUR	1,200	(30,780)	1,968	(32,748)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.47%	Annual	03/19/35 (a)	03/19/35	EUR	1,940	11,731	(8,690)	20,421
6-mo. EURIBOR, 2.59%	Semi-Annual	2.49%	Annual	03/19/35 (a)	03/19/35	EUR	1,720	13,183	33	13,150
6-mo. EURIBOR, 2.59%	Semi-Annual	2.49%	Annual	03/19/35 (a)	03/19/35	EUR	1,320	10,432	(3,667)	14,099
6-mo. EURIBOR, 2.59%	Semi-Annual	2.52%	Annual	03/19/35 (a)	03/19/35	EUR	1,080	11,546	(3,688)	15,234
6-mo. EURIBOR, 2.59%	Semi-Annual	2.55%	Annual	03/19/35 (a)	03/19/35	EUR	2,165	28,857	(9,132)	37,989
3.81%	Annual	1-day SONIA, 4.70%	Annual	03/19/35 (a)	03/19/35	GBP	3,435	69,542	85,198	(15,656)
1-day SONIA, 4.70%	Annual	3.83%	Annual	03/19/35 (a)	03/19/35	GBP	550	(9,844)	1,679	(11,523)
1-day SONIA, 4.70%	Annual	3.90%	Annual	03/19/35 (a)	03/19/35	GBP	1,970	(20,886)	2,754	(23,640)
1-day SONIA, 4.70%	Annual	3.93%	Annual	03/19/35 (a)	03/19/35	GBP	1,890	(15,051)	(14,470)	(581)
1-day SOFR, 4.38%	Annual	4.00%	Annual	03/19/35 (a)	03/19/35	USD	3,204	(27,031)	52	(27,083)
4.05%	Annual	1-day SONIA, 4.70%	Annual	03/19/35 (a)	03/19/35	GBP	1,980	(7,633)	15,692	(23,325)
4.09%	Annual	1-day SONIA, 4.70%	Annual	03/19/35 (a)	03/19/35	GBP	290	(2,449)	549	(2,998)
4.13%	Annual	1-day SOFR, 4.38%	Annual	03/19/35 (a)	03/19/35	USD	3,650	(6,382)	(12,542)	6,160
4.13%	Annual	1-day SOFR, 4.38%	Annual	03/19/35 (a)	03/19/35	USD	1,720	(3,754)	7,995	(11,749)
4.32%	Annual	1-day SOFR, 4.38%	Annual	03/19/35 (a)	03/19/35	USD	3,670	(64,800)	(33,462)	(31,338)
3.77%	Annual	1-day SOFR, 4.38%	Annual	04/03/35 (a)	04/03/35	USD	985	26,746	16	26,730
1-day SOFR, 4.38%	Annual	3.77%	Annual	04/03/35 (a)	04/03/35	USD	249	(6,871)	4	(6,875)
3.82%	Annual	1-day SOFR, 4.38%	Annual	04/03/35 (a)	04/03/35	USD	497	11,573	8	11,565
3.93%	Annual	1-day SOFR, 4.38%	Annual	04/03/35 (a)	04/03/35	USD	1,242	17,885	21	17,864
3.93%	Annual	1-day SOFR, 4.38%	Annual	06/04/35 (a)	06/04/35	USD	997	14,024	17	14,007

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.95%	Annual	1-day SOFR, 4.38%	Annual	06/04/35 (a)	06/04/35	USD	997	$ 12,256	$ 17	$ 12,239
4.18%	Annual	1-day SOFR, 4.38%	Annual	06/04/35 (a)	06/04/35	USD	748	(4,341)	13	(4,354)
4.30%	Annual	1-day SOFR, 4.38%	Annual	06/04/35 (a)	06/04/35	USD	498	(7,918)	8	(7,926)
2.30%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	01/23/54	EUR	1,020	(12,615)	2,319	(14,934)
2.49%	Semi-Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	02/19/54	EUR	613	(38,586)	24	(38,610)
2.51%	Semi-Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	02/20/54	EUR	613	(40,794)	23	(40,817)
2.51%	Semi-Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	02/20/54	EUR	628	(42,877)	23	(42,900)
2.51%	Semi-Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	03/01/54	EUR	305	(20,849)	12	(20,861)
2.46%	Semi-Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	03/22/54	EUR	128	(7,331)	5	(7,336)
2.54%	Semi-Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	04/22/54	EUR	496	(39,034)	(1,018)	(38,016)
2.64%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	N/A	05/31/54	EUR	750	(78,127)	(6,293)	(71,834)
2.43%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	N/A	06/19/54	EUR	168	(9,353)	6	(9,359)
2.43%	Semi-Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	N/A	06/20/54	EUR	163	(9,091)	6	(9,097)
6-mo. EURIBOR, 2.59%	Semi-Annual	2.44%	Annual	N/A	06/24/54	EUR	114	6,701	5	6,696
6-mo. EURIBOR, 2.59%	Semi-Annual	2.26%	Annual	N/A	10/22/54	EUR	120	523	(579)	1,102
6-mo. EURIBOR, 2.59%	Semi-Annual	2.18%	Annual	N/A	11/07/54	EUR	115	(1,335)	4	(1,339)
1.91%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/55 (a)	03/19/55	EUR	2,065	139,690	(3,157)	142,847
1.92%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/55 (a)	03/19/55	EUR	700	45,601	2,372	43,229
1.94%	Semi-Annual	6-mo. EURIBOR, 2.59%	Annual	03/19/55 (a)	03/19/55	EUR	490	30,027	(527)	30,554
2.27%	Annual	6-mo. EURIBOR, 2.59%	Semi-Annual	03/19/55 (a)	03/19/55	EUR	690	(8,757)	26	(8,783)
1-day SONIA, 4.70%	Annual	3.93%	Annual	03/19/55 (a)	03/19/55	GBP	2,550	(142,929)	8,586	(151,515)
1-day SONIA, 4.70%	Annual	4.16%	Annual	03/19/55 (a)	03/19/55	GBP	1,020	(9,046)	(13,303)	4,257
1-day SONIA, 4.70%	Annual	4.27%	Annual	03/19/55 (a)	03/19/55	GBP	810	10,870	(3,968)	14,838
1-day SONIA, 4.70%	Annual	4.46%	Annual	03/19/55 (a)	03/19/55	GBP	60	3,152	1,303	1,849
								$ (240,479)	$ 120,223	$ (360,702)

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.92%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	340	$ 2,468	$ (7)	$ 2,475
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	160	783	(186)	969
1.95%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	10	41	(30)	71
1.89%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/34	EUR	200	2,465	251	2,214
1.93%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/34	EUR	140	1,188	(218)	1,406
3.49%	At Termination	UK RPI All Items NSA	At Termination	12/15/34	GBP	270	2,862	630	2,232
3.53%	At Termination	UK RPI All Items NSA	At Termination	12/15/34	GBP	280	1,925	(22)	1,947
2.01%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	01/15/35	EUR	320	(40)	250	(290)
2.03%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	01/15/35	EUR	500	(747)	11	(758)
2.05%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	01/15/35	EUR	340	(1,178)	894	(2,072)
2.05%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	01/15/35	EUR	320	(1,156)	(238)	(918)
2.07%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	01/15/35	EUR	180	(1,048)	(17)	(1,031)
2.08%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	01/15/35	EUR	340	(2,190)	(608)	(1,582)
3.55%	At Termination	UK RPI All Items NSA	At Termination	01/15/35	GBP	290	1,352	1,056	296
3.59%	At Termination	UK RPI All Items NSA	At Termination	01/15/35	GBP	430	361	11	350
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.61%	At Termination	UK RPI All Items NSA	At Termination	01/15/35	GBP	550	$ (1,268)	$ (543)	$ (725)
3.65%	At Termination	UK RPI All Items NSA	At Termination	01/15/35	GBP	310	(1,966)	1,442	(3,408)
3.66%	At Termination	UK RPI All Items NSA	At Termination	01/15/35	GBP	140	(1,050)	335	(1,385)
3.67%	At Termination	UK RPI All Items NSA	At Termination	01/15/35	GBP	160	(1,431)	(886)	(545)
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/21/35	USD	190	379	258	121
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/27/35	USD	1,720	1,872	1,665	207
3.17%	At Termination	UK RPI All Items NSA	At Termination	01/15/55	GBP	453	1,445	25	1,420
US CPI for All Urban Consumers NSA	At Termination	2.48%	At Termination	02/03/55	USD	627	(1,647)	28	(1,675)
							$ 3,420	$ 4,101	$ (681)
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	1.00%	Quarterly	Bank of America N.A.	12/20/29	USD	176	$ (5,780)	$ (4,809)	$ (971)
American Express Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	90	(2,864)	(2,511)	(353)
Dominion Energy Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	87	(2,257)	(2,302)	45
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	64	2,685	3,055	(370)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	74	4,634	5,787	(1,153)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	7	419	523	(104)
							$ (3,163)	$ (257)	$ (2,906)
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.73%	At Termination	1-day COOIS, 9.00%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	237,498	$ 186	$ —	$ 186
9.81%	At Termination	1-day COOIS, 9.00%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	355,023	212	—	212
1-day BZDIOVER, 0.05%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	919	(2,125)	—	(2,125)
1-day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	575	(1,171)	—	(1,171)
7.76%	At Termination	1-day COOIS, 9.00%	At Termination	Citibank N.A.	N/A	11/05/25	COP	624,054	1,495	—	1,495
1-day BZDIOVER, 0.05%	At Termination	10.78%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	2,800	(17,538)	—	(17,538)
14.18%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	1,249	570	—	570
1-day BZDIOVER, 0.05%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	9	(137)	—	(137)
10.97%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	743	9,140	—	9,140
11.57%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	437	4,282	—	4,282
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	766	(3,924)	—	(3,924)
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	472	(877)	—	(877)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	606	$ (11,056)	$ —	$ (11,056)
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	376	(3,732)	—	(3,732)
1-day BZDIOVER, 0.05%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	272	(2,465)	—	(2,465)
14.66%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	10,000	2,121	—	2,121
14.96%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	(7,119)	—	(7,119)
15.00%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(17,918)	—	(17,918)
15.05%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,000	(13,112)	—	(13,112)
15.12%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/02/29	BRL	4,000	(10,776)	—	(10,776)
15.25%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	(22,151)	—	(22,151)
8.73%	Quarterly	1-day COOIS, 9.00%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	345,853	(1,020)	—	(1,020)
8.78%	Quarterly	1-day COOIS, 9.00%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	43,238	(147)	—	(147)
									$ (97,262)	$ —	$ (97,262)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%(a)	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	1,056	$ (1,012)	$ —	$ (1,012)
Fixed, 0.00%(a)	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	860	(825)	—	(825)
Fixed, 0.00%(a)	Quarterly	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy Index	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	479	(284)	—	(284)
									$ (2,121)	$ —	$ (2,121)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 70,560,609	$ —	$ 70,560,609
Common Stocks
Banks	58,854	—	—	58,854
Broadline Retail	—	49,605	—	49,605
Communications Equipment	25,649	—	—	25,649
Diversified Telecommunication Services	24,932	—	—	24,932
Electrical Equipment	27,220	—	—	27,220
Energy Equipment & Services	344,976	—	—	344,976
Entertainment	36,415	—	—	36,415
Health Care Providers & Services	16,550	—	—	16,550
Hotel & Resort REITs	22,609	—	—	22,609
Hotels, Restaurants & Leisure	323,242	—	—	323,242
Household Durables	37,881	—	—	37,881
Independent Power and Renewable Electricity Producers	29,741	—	—	29,741
Media	39,290	—	—	39,290
Metals & Mining	295,329	—	—	295,329
Mortgage Real Estate Investment Trusts (REITs)	244,908	—	—	244,908
Oil, Gas & Consumable Fuels	165,405	26,190	—	191,595
Professional Services	83,985	—	—	83,985
Residential REITs	97,718	—	—	97,718
Software	21,636	—	—	21,636
Technology Hardware, Storage & Peripherals	70,901	—	—	70,901
Trading Companies & Distributors	105,678	—	—	105,678
Corporate Bonds	—	333,785,221	468,285	334,253,506
Floating Rate Loan Interests	—	620,428	—	620,428
Foreign Agency Obligations	—	20,746,866	—	20,746,866
Investment Companies	1,255,168	—	—	1,255,168
Municipal Bonds	—	4,308,989	—	4,308,989
Non-Agency Mortgage-Backed Securities	—	128,509,939	—	128,509,939
Preferred Securities
Capital Trust	—	19,966	—	19,966
Preferred Stocks	44,993	—	—	44,993
U.S. Government Sponsored Agency Securities	—	400,767,956	—	400,767,956
U.S. Treasury Obligations	—	283,881,235	—	283,881,235
Short-Term Securities
Foreign Agency Obligations	—	102,911	—	102,911

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 222,495,566	$ —	$ —	$ 222,495,566
U.S. Treasury Obligations	—	12,758,530	—	12,758,530
Options Purchased
Foreign Currency Exchange Contracts	—	56,059	—	56,059
Interest Rate Contracts	54,047	329,547	—	383,594
Liabilities
Investments
TBA Sale Commitments	—	(68,936,472)	—	(68,936,472)
	$225,922,693	$1,187,587,579	$468,285	$1,413,978,557
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 161,051	$ —	$ 161,051
Foreign Currency Exchange Contracts	—	859,680	—	859,680
Interest Rate Contracts	798,431	2,164,244	—	2,962,675
Other Contracts	—	13,708	—	13,708
Liabilities
Credit Contracts	—	(25,064)	—	(25,064)
Equity Contracts	(240)	(3,015)	(2,121)	(5,376)
Foreign Currency Exchange Contracts	—	(668,115)	—	(668,115)
Interest Rate Contracts	(1,596,314)	(2,756,306)	—	(4,352,620)
Other Contracts	—	(14,389)	—	(14,389)
	$(798,123)	$(268,206)	$(2,121)	$(1,068,450)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
Currency Abbreviation (continued)
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Diversified Fixed Income Fund

Portfolio Abbreviation (continued)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
MIBOR	Mumbai Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium-Term Note
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate